UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23945

New Age Alpha Funds Trust
(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York	10580
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.
850 New Burton Road, Suite 201, Dover, DE 19904
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)
NAA Allocation Fund - Class A (TVRAX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$176,360,273
  Number of Portfolio Holdings176
  Advisory Fee $835,093
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Technology 29.8%
Industrials 12.0%
Communications 10.2%
Energy 9.8%
Financials 8.1%
Consumer Discretionary 7.4%
Health Care 7.1%
Utilities 5.8%
Materials 2.8%
Real Estate 1.7%
Equity 1.6%
Consumer Staples 1.4%
Fixed Income 1.3%
Other Assets in Excess of Liabilities 1.0%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Allocation Fund - Class A (TVRAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TVRAX

NAA Allocation Fund - Class C (TVRCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$176,360,273
  Number of Portfolio Holdings176
  Advisory Fee $835,093
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Allocation Fund - Class C (TVRCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TVRCX

NAA Allocation Fund - Institutional (TVRIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$176,360,273
  Number of Portfolio Holdings176
  Advisory Fee $835,093
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Allocation Fund - Institutional (TVRIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TVRIX

NAA Allocation Fund - Class P (TVFRX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$176,360,273
  Number of Portfolio Holdings176
  Advisory Fee $835,093
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Allocation Fund - Class P (TVFRX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TVFRX

NAA Large Cap Value Fund - Class A (SECIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,581,545
  Number of Portfolio Holdings102
  Advisory Fee $175,891
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Technology 18.8%
Financials 13.8%
Health Care 12.4%
Consumer Staples 10.2%
Consumer Discretionary 9.2%
Industrials 8.2%
Energy 7.7%
Utilities 6.8%
Communications 4.6%
Real Estate 3.5%
Materials 3.0%
Equity 1.4%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Cap Value Fund - Class A (SECIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SECIX

NAA Large Cap Value Fund - Class C (SEGIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,581,545
  Number of Portfolio Holdings102
  Advisory Fee $175,891
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Cap Value Fund - Class C (SEGIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SEGIX

NAA Large Cap Value Fund - Institutional (GILCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$66,581,545
  Number of Portfolio Holdings102
  Advisory Fee $175,891
  Portfolio Turnover34%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Cap Value Fund - Institutional (GILCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GILCX

NAA Large Core Fund - Class A (SECEX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$235,448,251
  Number of Portfolio Holdings140
  Advisory Fee $954,313
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Technology 36.3%
Industrials 13.2%
Communications 9.5%
Financials 9.4%
Energy 9.1%
Health Care 7.5%
Utilities 5.7%
Consumer Discretionary 5.1%
Equity 2.0%
Materials 1.4%
Consumer Staples 0.3%
Other Assets in Excess of Liabilities 0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Core Fund - Class A (SECEX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SECEX

NAA Large Core Fund - Class C (SFECX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$235,448,251
  Number of Portfolio Holdings140
  Advisory Fee $954,313
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Core Fund - Class C (SFECX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SFECX

NAA Large Core Fund - Institutional (GILIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$235,448,251
  Number of Portfolio Holdings140
  Advisory Fee $954,313
  Portfolio Turnover32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Large Core Fund - Institutional (GILIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GILIX

NAA Mid Growth Fund - Class A (SECUX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$67,685,795
  Number of Portfolio Holdings127
  Advisory Fee $262,860
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Industrials 30.6%
Technology 20.1%
Health Care 12.8%
Consumer Discretionary 7.4%
Financials 7.3%
Real Estate 4.3%
Energy 4.0%
Consumer Staples 3.7%
Materials 3.5%
Communications 3.5%
Equity 1.5%
Utilities 0.9%
Other Assets in Excess of Liabilities 0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Mid Growth Fund - Class A (SECUX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SECUX

NAA Mid Growth Fund - Class C (SUFCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$67,685,795
  Number of Portfolio Holdings127
  Advisory Fee $262,860
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Mid Growth Fund - Class C (SUFCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SUFCX

NAA Mid Growth Fund - Institutional (GIUIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$67,685,795
  Number of Portfolio Holdings127
  Advisory Fee $262,860
  Portfolio Turnover44%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Mid Growth Fund - Institutional (GIUIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GIUIX

NAA Opportunity Fund - Class A (SAOAX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$39,803,028
  Number of Portfolio Holdings424
  Advisory Fee $163,280
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

United States
64.7%
Ireland
1.2%
Netherlands
0.9%
Cayman Islands
0.3%
Israel
0.1%
Other Assets in Excess of Liabilities
32.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Opportunity Fund - Class A (SAOAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SAOAX

NAA Opportunity Fund - Class C (SAOCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$39,803,028
  Number of Portfolio Holdings424
  Advisory Fee $163,280
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Opportunity Fund - Class C (SAOCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SAOCX

NAA Opportunity Fund - Institutional (SAOIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$39,803,028
  Number of Portfolio Holdings424
  Advisory Fee $163,280
  Portfolio Turnover75%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Opportunity Fund - Institutional (SAOIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SAOIX

NAA Risk Managed Real Estate Fund - Class A (GURAX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$180,182,861
  Number of Portfolio Holdings121
  Advisory Fee $613,809
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Real Estate
91.8%
U.S. Treasury Obligations
4.9%
Other Assets in Excess of Liabilities
3.3%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Risk Managed Real Estate Fund - Class A (GURAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GURAX

NAA Risk Managed Real Estate Fund - Class C (GURCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$180,182,861
  Number of Portfolio Holdings121
  Advisory Fee $613,809
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Risk Managed Real Estate Fund - Class C (GURCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GURCX

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	1.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$180,182,861
  Number of Portfolio Holdings121
  Advisory Fee $613,809
  Portfolio Turnover8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-GURIX

NAA SMid Cap Value Fund - Class A (SEVAX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$282,421,306
  Number of Portfolio Holdings122
  Advisory Fee $970,503
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Financials
21.8%
Industrials
11.6%
Consumer Discretionary
11.4%
Technology
9.6%
Materials
9.5%
Energy
9.3%
Real Estate
8.5%
Utilities
5.6%
Consumer Staples
4.3%
Health Care
3.6%
Communications
3.0%
Equity
1.3%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA SMid Cap Value Fund - Class A (SEVAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SEVAX

NAA SMid Cap Value Fund - Class C (SEVSX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$282,421,306
  Number of Portfolio Holdings122
  Advisory Fee $970,503
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA SMid Cap Value Fund - Class C (SEVSX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SEVSX

NAA SMid Cap Value Fund - Institutional (SVUIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$282,421,306
  Number of Portfolio Holdings122
  Advisory Fee $970,503
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA SMid Cap Value Fund - Institutional (SVUIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SVUIX

NAA World Equity Income Fund - Class A (SEQAX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$46,258,350
  Number of Portfolio Holdings173
  Advisory Fee $98,792
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

United States 52.2%
Japan 10.1%
Switzerland 6.0%
United Kingdom 5.6%
Canada 5.3%
France 4.8%
Germany 3.6%
Ireland 2.1%
Sweden 1.9%
Spain 1.8%
Other Countries 5.7%
Other Assets in Excess of Liabilities 0.9%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA World Equity Income Fund - Class A (SEQAX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SEQAX

NAA World Equity Income Fund - Class C (SFGCX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$46,258,350
  Number of Portfolio Holdings173
  Advisory Fee $98,792
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA World Equity Income Fund - Class C (SFGCX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SFGCX

NAA World Equity Income Fund - Institutional (SEWIX)

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$46,258,350
  Number of Portfolio Holdings173
  Advisory Fee $98,792
  Portfolio Turnover27%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

NAA World Equity Income Fund - Institutional (SEWIX)

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-SEWIX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements.

NEW AGE ALPHA FUNDS TRUST

NAA ALLOCATION FUND

NAA LARGE CAP VALUE FUND

NAA LARGE CORE FUND

NAA MID GROWTH FUND

NAA OPPORTUNITY FUND

NAA RISK MANAGED REAL ESTATE FUND

NAA SMID CAP VALUE FUND

NAA WORLD EQUITY INCOME FUND

Semi-Annual Financial Statements and Additional Information

March 31, 2026

TABLE OF CONTENTS
SCHEDULES OF INVESTMENTS
NAA ALLOCATION FUND	1
NAA LARGE CAP VALUE FUND	9
NAA LARGE CORE FUND	14
NAA MID GROWTH FUND	20
NAA OPPORTUNITY FUND	25
NAA RISK MANAGED REAL ESTATE FUND	36
NAA SMID CAP VALUE FUND	40
NAA WORLD EQUITY INCOME FUND	45
STATEMENTS OF ASSETS AND LIABILITIES	52
STATEMENTS OF OPERATIONS	54
STATEMENTS OF CHANGES IN NET ASSETS	56
FINANCIAL HIGHLIGHTS	64
NOTES TO FINANCIAL STATEMENTS	89
ADDITIONAL INFORMATION	107

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5%
	Communications - 7.5%
7,316	Alphabet, Inc., Class A	$2,103,789
13,732	Alphabet, Inc., Class C	3,939,161
68,722	AT&T, Inc.	1,992,251
26,374	Comcast Corporation, Class A	757,198
3,044	Meta Platforms, Inc., Class A	1,741,564
17,558	Uber Technologies, Inc.(a)	1,262,947
31,417	Verizon Communications, Inc.	1,577,133
		13,374,043
	Consumer Discretionary - 4.1%
17,049	Amazon.com, Inc.(a)	3,550,795
2,621	DR Horton, Inc.	359,654
8,848	General Motors Company	659,176
6,997	Tesla, Inc.(a)	2,601,135
		7,170,760
	Consumer Staples - 0.3%
3,575	Walmart, Inc.	444,301

	Energy - 7.2%
2,616	APA Corporation	111,023
9,556	Baker Hughes Company	583,394
11,726	Chevron Corporation	2,426,110
9,101	ConocoPhillips	1,201,332
1,831	Diamondback Energy, Inc.	362,153
4,616	EQT Corporation	293,762
1,748	Expand Energy Corporation	191,895
19,091	Exxon Mobil Corporation	3,238,980
1,038	First Solar, Inc.(a)	204,756
14,514	Kinder Morgan, Inc.	486,654
2,152	Marathon Petroleum Corporation	525,475
5,376	Occidental Petroleum Corporation	349,440
4,654	ONEOK, Inc.	420,675
3,940	Phillips 66	717,789
14,602	SLB Ltd.	750,397
430	Texas Pacific Land Corporation	204,061

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	Energy - 7.2% (Continued)
8,960	Williams Companies, Inc. (The)	$652,109
		12,720,005
	Financials - 7.5%
2,544	Allstate Corporation (The)	527,473
2,485	Arthur J Gallagher & Company	538,201
30,620	Bank of America Corporation	1,492,725
4,492	Berkshire Hathaway, Inc., Class B(a)	2,152,567
3,579	Chubb Ltd.	1,166,503
14,546	Citigroup, Inc.	1,649,662
1,878	Goldman Sachs Group, Inc. (The)	1,588,769
2,713	Hartford Insurance Group, Inc. (The)	366,879
6,711	JPMorgan Chase & Company	1,974,107
9,336	Morgan Stanley	1,536,426
2,293	Synchrony Financial	155,970
		13,149,282
	Health Care - 6.0%
5,082	Amgen, Inc.	1,788,102
2,711	Bristol-Myers Squibb Company	164,422
1,598	Eli Lilly & Company	1,469,792
12,271	Gilead Sciences, Inc.	1,710,209
771	IDEXX Laboratories, Inc.(a)	433,217
583	Insulet Corporation(a)	122,337
16,986	Merck & Company, Inc.	2,043,247
22,189	Pfizer, Inc.	623,067
3,274	Stryker Corporation	1,075,804
2,523	Vertex Pharmaceuticals, Inc.(a)	1,126,620
		10,556,817
	Industrials - 10.4%
11,808	Amphenol Corporation, Class A	1,491,941
595	Boeing Company (The)(a)	118,423
4,747	Carrier Global Corporation	267,304
2,978	Caterpillar, Inc.	2,109,793
87	Comfort Systems USA, Inc.	119,972
1,004	Cummins, Inc.	540,172

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	Industrials - 10.4% (Continued)
1,485	Deere & Company	$836,501
6,156	Delta Air Lines, Inc.	409,250
11,300	Fastenal Company	524,320
1,938	GE Vernova, Inc.	1,691,680
1,861	General Dynamics Corporation	638,732
5,740	General Electric Company	1,628,841
6,279	Honeywell International, Inc.	1,419,242
386	Huntington Ingalls Industries, Inc.	146,641
4,032	Johnson Controls International plc	527,990
1,037	L3Harris Technologies, Inc.	357,921
511	Lockheed Martin Corporation, Class B	308,843
983	Northrop Grumman Corporation	670,642
1,238	Parker-Hannifin Corporation	1,108,307
297	Quanta Services, Inc.	163,059
8,361	RTX Corporation	1,612,837
4,654	Southwest Airlines Company	174,851
1,130	Stanley Black & Decker, Inc.	80,298
2,293	United Airlines Holdings, Inc.(a)	211,117
616	United Rentals, Inc.	448,793
1,635	Vertiv Holdings Company, Class A	409,698
438	WW Grainger, Inc.	477,775
		18,494,943
	Materials - 1.1%
10,351	Freeport-McMoRan, Inc.	608,432
10,654	Newmont Corporation	1,153,295
993	Steel Dynamics, Inc.	178,740
		1,940,467
	Technology - 28.8%(c)
4,488	Accenture PLC, Class A	889,925
1,182	Adobe, Inc.(a)	287,321
8,366	Advanced Micro Devices, Inc.(a)	1,701,895
37,029	Apple, Inc.	9,397,589
4,031	Applied Materials, Inc.	1,377,755
742	Arista Networks, Inc.(a)	91,103

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	Technology - 28.8%(c) (Continued)
4,037	Block, Inc.(a)	$242,947
11,149	Broadcom, Inc.	3,450,727
214	Ciena Corporation(a)	83,081
21,667	Cisco Systems, Inc.	1,681,143
3,496	Cognizant Technology Solutions Corporation, Class A	214,480
320	Coherent Corp.(a)	76,227
615	Corning, Inc.	83,622
2,562	Crowdstrike Holdings, Inc., Class A(a)	1,000,230
3,487	Fiserv, Inc.(a)	194,575
717	Gartner, Inc.(a)	113,530
5,183	Hewlett Packard Enterprise Company	123,407
34,730	Intel Corporation(a)	1,532,635
524	International Business Machines Corporation	127,012
351	Jabil, Inc.	93,236
3,259	Lam Research Corporation	696,318
1,322	Mastercard, Inc., Class A	660,550
6,784	Micron Technology, Inc.	2,291,907
18,259	Microsoft Corporation	6,758,934
57,714	NVIDIA Corporation	10,065,322
2,850	ON Semiconductor Corporation(a)	176,472
9,520	Oracle Corporation	1,400,487
6,253	Palantir Technologies, Inc., Class A(a)	914,689
7,875	Palo Alto Networks, Inc.(a)	1,262,520
8,977	PayPal Holdings, Inc.	406,030
9,721	QUALCOMM, Inc.	1,251,870
6,371	Salesforce, Inc.	1,189,275
1,016	Sandisk Corporation(a)	645,505
502	Seagate Technology Holdings PLC	196,664
1,095	Texas Instruments, Inc.	212,583
		50,891,566
	Utilities - 4.6%
1,893	Alliant Energy Corporation	135,842
2,029	Ameren Corporation	223,028
3,982	American Electric Power Company, Inc.	521,961

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5% (Continued)
	Utilities - 4.6% (Continued)
1,227	Atmos Energy Corporation	$226,652
4,810	CenterPoint Energy, Inc.	207,600
2,252	CMS Energy Corporation	174,710
2,655	Consolidated Edison, Inc.	300,493
3,025	Constellation Energy Corporation	844,731
1,538	DTE Energy Company	224,886
7,671	Duke Energy Corporation	1,004,440
2,796	Edison International	204,611
1,689	Evergy, Inc.	138,363
10,034	Exelon Corporation	491,867
5,088	FirstEnergy Corporation	257,758
3,532	NiSource, Inc.	164,803
1,574	NRG Energy, Inc.	230,024
15,978	PG&E Corporation	280,733
883	Pinnacle West Capital Corporation	88,962
7,264	PPL Corporation	277,485
3,640	Public Service Enterprise Group, Inc.	294,658
8,050	Southern Company (The)	776,986
2,309	Vistra Corporation	347,112
2,393	WEC Energy Group, Inc.	277,038
4,385	Xcel Energy, Inc.	348,344
		8,043,087

	TOTAL COMMON STOCKS (Cost $117,618,825)	136,785,271

	EXCHANGE-TRADED FUNDS — 2.9%
	Equity - 1.6%
2,154	iShares Core S&P 500 ETF	1,407,014
2,162	State Street SPDR S&P 500 ETF Trust	1,406,035
		2,813,049
	Fixed Income - 1.3%
28,155	iShares iBoxx $ High Yield Corporate Bond ETF	2,240,012

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

				Fair Value

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,224,223)			$5,053,061

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.6%
	REAL ESTATE — 0.6%
1,000,000	Marriott Vacations Worldwide Corp	4.7500	01/15/28	984,013
	TOTAL CONVERTIBLE BONDS (Cost $980,442)

	CORPORATE BONDS — 18.0%
	COMMUNICATIONS — 2.7%
1,000,000	Boyd Gaming Corporation	4.7500	12/01/27	989,165
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.5000	06/01/33	870,493
1,000,000	Nexstar Broadcasting, Inc. Series(b)	4.7500	11/01/28	982,565
1,000,000	Paramount Global	6.8750	04/30/36	877,379
1,000,000	Telecom Italia Capital S.A.	7.2000	07/18/36	1,079,882
				4,799,484
	CONSUMER DISCRETIONARY — 3.3%
1,000,000	Builders FirstSource, Inc. (b)	6.3750	03/01/34	986,851
1,000,000	Caesars Entertainment, Inc. (b)	7.0000	02/15/30	1,012,378
1,000,000	Nissan Motor Acceptance Company, LLC (b)	2.7500	03/09/28	934,938
1,000,000	Papa John’s International, Inc.(b)	3.8750	09/15/29	947,547
1,000,000	Six Flags Entertainment Corporation(b)	7.2500	05/15/31	962,646
1,000,000	Thor Industries, Inc.(b)	4.0000	10/15/29	944,373
				5,788,733
	CONSUMER STAPLES — 1.1%
1,000,000	Lamb Weston Holdings, Inc. (b)	4.3750	01/31/32	928,963
1,000,000	Performance Food Group Inc.(b)	6.1250	09/15/32	1,001,585
				1,930,548
	ENERGY — 2.6%
610,000	California Resources Corporation (b)	8.2500	06/15/29	638,114

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	ENERGY — 2.6% (Continued)
1,000,000	Matador Resources Company (b)	6.8750	04/15/28	$1,018,934
1,000,000	Occidental Petroleum Corporation	3.2000	08/15/26	993,588
1,000,000	Valaris Ltd. (b)	8.3750	04/30/30	1,036,179
1,000,000	Valvoline, Inc.(b)	3.6250	06/15/31	903,885
				4,590,700
	FINANCIALS — 0.6%
1,000,000	Starwood Property Trust, Inc. Series(b)	7.2500	04/01/29	1,029,765

	HEALTH CARE — 1.1%
1,000,000	Encompass Health Corporation	4.6250	04/01/31	964,559
1,000,000	TELEFLEX Inc. Series B (b)	4.2500	06/01/28	972,456
				1,937,015
	INDUSTRIALS — 1.6%
1,000,000	Aramark Services, Inc.(b)	5.0000	02/01/28	994,109
1,000,000	Atkore, Inc.(b)	4.2500	06/01/31	937,785
1,000,000	Dycom Industries, Inc.(b)	4.5000	04/15/29	969,905
				2,901,799
	MATERIALS — 1.7%
1,000,000	Advanced Drainage Systems, Inc. Series(b)	6.3750	06/15/30	1,008,239
1,000,000	Alcoa Nederland Holding BV (b)	7.1250	03/15/31	1,045,937
1,000,000	Olin Corporation(b)	6.6250	04/01/33	978,107
				3,032,283
	REAL ESTATE — 1.1%
1,000,000	Iron Mountain Information Management Services, Inc.(b)	5.0000	07/15/32	943,796
1,000,000	SBA Communications Corp	3.8750	02/15/27	989,785
				1,933,581
	TECHNOLOGY — 1.0%
1,000,000	OPEN TEXT HLDGS INC SR GLBL0 (b)	4.1250	02/15/30	891,231
1,000,000	Sealed Air Corporation (b)	6.8750	07/15/33	955,097
				1,846,328
	UTILITES — 1.2%
1,000,000	NRG Energy, Inc. (b)	6.2500	11/01/34	1,007,113

See accompanying notes to financial statements.

NAA ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.0% (Continued)
	UTILITES — 1.2% (Continued)
1,000,000	Vistra Operations Company, LLC (b)	7.7500	10/15/31	$1,047,369
				2,054,482

	TOTAL CORPORATE BONDS (Cost $31,937,401)			31,844,718

	TOTAL INVESTMENTS - 99.0% (Cost $155,760,891)			$174,667,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			1,693,210
	NET ASSETS - 100.0%			$176,360,273

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is 25,950,360 or 14.7% of net assets.

(c)	See note 3.

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	Communications - 4.6%
25,561	AT&T, Inc.	$741,013
4,269	GoDaddy, Inc., Class A(a)	352,918
7,779	Match Group, Inc.	238,893
7,006	Omnicom Group, Inc.	527,622
3,085	T-Mobile US, Inc.	647,943
5,634	Walt Disney Company (The)	543,005
		3,051,394
	Consumer Discretionary - 9.2%
11,242	Amazon.com, Inc.(a)	2,341,371
44,974	Ford Motor Company	519,000
2,451	Home Depot, Inc. (The)	806,110
6,418	MGM Resorts International(a)	237,530
7,201	Starbucks Corporation	645,138
2,623	Tesla, Inc.(a)	975,100
3,919	TJX Companies, Inc. (The)	625,864
		6,150,113
	Consumer Staples - 10.2%
10,407	Altria Group, Inc.	686,758
8,805	Coca-Cola Company (The)	669,620
7,582	Colgate-Palmolive Company	646,214
1,092	Costco Wholesale Corporation	1,088,102
4,525	Dollar Tree, Inc.(a)	495,533
7,413	McCormick & Company, Inc.	373,912
11,331	Mondelez International, Inc., Class A	653,119
5,762	Procter & Gamble Company (The)	832,263
10,815	Walmart, Inc.	1,344,087
		6,789,608
	Energy - 7.7%
13,223	Baker Hughes Company	807,264
4,206	Chevron Corporation	870,221
6,513	ConocoPhillips	859,716
10,389	Exxon Mobil Corporation	1,762,598
15,633	SLB Ltd.	803,380
		5,103,179

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Financials - 13.8%
6,161	Arch Capital Group Ltd.(a)	$591,394
3,494	Ares Management Corporation, Class A	381,195
16,566	Bank of America Corporation	807,594
1,972	Chubb Ltd.	642,734
5,613	Citigroup, Inc.	636,570
2,483	Coinbase Global, Inc., Class A(a)	433,557
1,255	Everest Group Ltd.	410,197
9,629	Franklin Resources, Inc.	227,437
704	Goldman Sachs Group, Inc. (The)	595,577
1,996	JPMorgan Chase & Company	587,143
3,506	Morgan Stanley	576,982
3,651	Raymond James Financial, Inc.	528,628
5,577	T Rowe Price Group, Inc.	502,711
2,074	Travelers Companies, Inc. (The)	604,944
12,024	Truist Financial Corporation	552,743
11,372	US Bancorp	591,458
6,789	Wells Fargo & Company	540,472
		9,211,336
	Health Care - 12.4%
1,846	Amgen, Inc.	649,515
5,058	Bio-Techne Corporation	264,331
2,993	Cardinal Health, Inc.	632,452
1,772	Cencora, Inc.	556,656
14,488	Centene Corporation(a)	474,337
7,909	CVS Health Corporation	568,024
6,100	Dexcom, Inc.(a)	383,080
1,756	Elevance Health, Inc.	514,069
5,010	Gilead Sciences, Inc.	698,244
2,262	Humana, Inc.	392,208
2,674	IQVIA Holdings, Inc.(a)	456,024
2,980	Johnson & Johnson	728,431
6,316	Merck & Company, Inc.	759,752
2,221	UnitedHealth Group, Inc.	600,980

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Health Care - 12.4% (Continued)
4,890	Zoetis, Inc.	$578,047
		8,256,150
	Industrials - 8.2%
1,287	Deere & Company	724,967
8,563	Delta Air Lines, Inc.	569,268
1,770	General Dynamics Corporation	607,499
2,130	General Electric Company	604,430
5,018	Johnson Controls International plc	657,107
2,154	L3Harris Technologies, Inc.	743,454
15,239	Southwest Airlines Company	572,529
5,366	Textron, Inc.	469,847
4,321	Xylem Inc	516,360
		5,465,461
	Materials - 3.0%
2,316	Ecolab, Inc.	616,102
12,690	Freeport-McMoRan, Inc.	745,918
7,987	LyondellBasell Industries N.V., Class A	643,433
		2,005,453
	Real Estate - 3.5%
3,414	American Tower Corporation, Class A	589,188
4,040	Digital Realty Trust, Inc.	728,049
4,441	Extra Space Storage, Inc.	582,348
17,048	Invitation Homes, Inc.	423,643
		2,323,228
	Technology - 18.8%
4,446	Akamai Technologies, Inc.(a)	510,623
18,178	Apple, Inc.	4,613,395
2,313	Automatic Data Processing, Inc.	469,955
2,556	Broadridge Financial Solutions, Inc.	415,299
1,895	Cadence Design Systems, Inc.(a)	526,565
8,168	Cisco Systems, Inc.	633,755
7,092	Cognizant Technology Solutions Corporation, Class A	435,094
9,033	CoStar Group, Inc.(a)	364,391
1,144	FactSet Research Systems, Inc.	248,237

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Technology - 18.8% (Continued)
330	Fair Isaac Corporation(a)	$352,288
17,264	Intel Corporation(a)	761,860
2,043	International Business Machines Corporation	495,203
3,224	Leidos Holdings, Inc.	501,397
5,245	NetApp, Inc.	537,036
9,967	PayPal Holdings, Inc.	450,807
3,613	QUALCOMM, Inc.	465,282
3,877	ServiceNow, Inc.(a)	405,340
2,707	Workday, Inc., Class A(a)	351,693
		12,538,220
	Utilities - 6.8%
5,961	Ameren Corporation	655,233
4,369	American Water Works Company, Inc.	594,577
5,227	Duke Energy Corporation	684,422
7,303	Evergy, Inc.	598,262
13,479	Exelon Corporation	660,741
13,089	FirstEnergy Corporation	663,089
17,063	PPL Corporation	651,807
		4,508,131

	TOTAL COMMON STOCKS (Cost $63,048,352)	65,402,273

	EXCHANGE-TRADED FUNDS — 1.4%
	Equity - 1.4%
1,499	iShares Russell 1000 Value ETF	320,291
2,765	iShares S&P 500 Value ETF	583,830
	TOTAL EXCHANGE-TRADED FUNDS (Cost $921,972)	904,121

	TOTAL INVESTMENTS - 99.6% (Cost $63,970,324)	$66,306,394
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	275,151
	NET ASSETS - 100.0%	$66,581,545

See accompanying notes to financial statements.

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5%
	Communications - 9.5%
35,264	Alphabet, Inc., Class A	$10,140,517
115,903	AT&T, Inc.	3,360,028
44,262	Comcast Corporation, Class A	1,270,762
5,109	Meta Platforms, Inc., Class A	2,923,012
29,539	Uber Technologies, Inc.(a)	2,124,740
52,757	Verizon Communications, Inc.	2,648,401
		22,467,460
	Consumer Discretionary - 5.1%
28,747	Amazon.com, Inc.(a)	5,987,138
4,397	DR Horton, Inc.	603,356
14,860	General Motors Company	1,107,070
11,760	Tesla, Inc.(a)	4,371,780
		12,069,344
	Consumer Staples - 0.3%
5,970	Walmart, Inc.	741,952

	Energy - 9.1%
4,393	APA Corporation	186,439
16,060	Baker Hughes Company	980,463
19,690	Chevron Corporation	4,073,861
15,273	ConocoPhillips	2,016,036
3,082	Diamondback Energy, Inc.	609,589
7,750	EQT Corporation	493,210
2,936	Expand Energy Corporation	322,314
32,126	Exxon Mobil Corporation	5,450,498
1,745	First Solar, Inc.(a)	344,219
24,358	Kinder Morgan, Inc.	816,724
3,616	Marathon Petroleum Corporation	882,955
9,026	Occidental Petroleum Corporation	586,690
7,814	ONEOK, Inc.	706,307
6,652	Phillips 66	1,211,861
24,665	SLB Ltd.	1,267,534
724	Texas Pacific Land Corporation	343,581

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Energy - 9.1% (Continued)
15,044	Williams Companies, Inc. (The)	$1,094,902
		21,387,183
	Financials - 9.4%
4,264	Allstate Corporation (The)	884,098
4,169	Arthur J Gallagher & Company	902,922
51,512	Bank of America Corporation	2,511,210
7,534	Berkshire Hathaway, Inc., Class B(a)	3,610,293
5,994	Chubb Ltd.	1,953,624
24,449	Citigroup, Inc.	2,772,761
3,168	Goldman Sachs Group, Inc. (The)	2,680,096
4,548	Hartford Insurance Group, Inc. (The)	615,026
11,298	JPMorgan Chase & Company	3,323,420
15,781	Morgan Stanley	2,597,079
3,852	Synchrony Financial	262,013
		22,112,542
	Health Care - 7.5%
8,488	Amgen, Inc.	2,986,503
4,551	Bristol-Myers Squibb Company	276,018
2,669	Eli Lilly & Company	2,454,866
20,490	Gilead Sciences, Inc.	2,855,691
1,293	IDEXX Laboratories, Inc.(a)	726,524
982	Insulet Corporation(a)	206,063
28,176	Merck & Company, Inc.	3,389,292
37,252	Pfizer, Inc.	1,046,036
5,487	Stryker Corporation	1,802,973
4,228	Vertex Pharmaceuticals, Inc.(a)	1,887,971
		17,631,937
	Industrials - 13.2%
19,956	Amphenol Corporation, Class A	2,521,440
999	Boeing Company (The)(a)	198,831
7,980	Carrier Global Corporation	449,354
4,976	Caterpillar, Inc.	3,525,297
146	Comfort Systems USA, Inc.	201,333
1,685	Cummins, Inc.	906,564

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Industrials - 13.2% (Continued)
2,494	Deere & Company	$1,404,870
10,397	Delta Air Lines, Inc.	691,193
18,914	Fastenal Company	877,609
3,254	GE Vernova, Inc.	2,840,416
3,123	General Dynamics Corporation	1,071,876
9,674	General Electric Company	2,745,190
10,518	Honeywell International, Inc.	2,377,384
649	Huntington Ingalls Industries, Inc.	246,555
6,766	Johnson Controls International plc	886,008
1,742	L3Harris Technologies, Inc.	601,251
857	Lockheed Martin Corporation, Class B	517,962
1,650	Northrop Grumman Corporation	1,125,696
2,079	Parker-Hannifin Corporation	1,861,204
498	Quanta Services, Inc.	273,412
14,032	RTX Corporation	2,706,773
7,842	Southwest Airlines Company	294,624
1,896	Stanley Black & Decker, Inc.	134,730
3,849	United Airlines Holdings, Inc.(a)	354,377
1,037	United Rentals, Inc.	755,517
2,744	Vertiv Holdings Company, Class A	687,592
731	WW Grainger, Inc.	797,382
		31,054,440
	Materials - 1.4%
17,356	Freeport-McMoRan, Inc.	1,020,186
17,964	Newmont Corporation	1,944,603
1,667	Steel Dynamics, Inc.	300,060
		3,264,849
	Technology - 36.3%(b)
7,533	Accenture PLC, Class A	1,493,718
1,984	Adobe, Inc.(a)	482,271
14,036	Advanced Micro Devices, Inc.(a)	2,855,343
61,886	Apple, Inc.	15,706,048
6,763	Applied Materials, Inc.	2,311,526
1,246	Arista Networks, Inc.(a)	152,984

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Technology - 36.3%(b) (Continued)
6,788	Block, Inc.(a)	$408,502
18,700	Broadcom, Inc.	5,787,837
359	Ciena Corporation(a)	139,375
36,334	Cisco Systems, Inc.	2,819,155
5,868	Cognizant Technology Solutions Corporation, Class A	360,002
537	Coherent Corp.(a)	127,919
1,032	Corning, Inc.	140,321
4,346	Crowdstrike Holdings, Inc., Class A(a)	1,696,722
5,857	Fiserv, Inc.(a)	326,821
1,211	Gartner, Inc.(a)	191,750
8,699	Hewlett Packard Enterprise Company	207,123
58,273	Intel Corporation(a)	2,571,587
880	International Business Machines Corporation	213,303
589	Jabil, Inc.	156,456
5,468	Lam Research Corporation	1,168,293
2,211	Mastercard, Inc., Class A	1,104,748
11,372	Micron Technology, Inc.	3,841,916
30,704	Microsoft Corporation	11,365,699
96,710	NVIDIA Corporation	16,866,224
4,782	ON Semiconductor Corporation(a)	296,101
16,056	Oracle Corporation	2,361,998
10,486	Palantir Technologies, Inc., CLASS A(a)	1,533,892
13,240	Palo Alto Networks, Inc.(a)	2,122,637
15,039	PayPal Holdings, Inc.	680,214
16,284	QUALCOMM, Inc.	2,097,054
10,830	Salesforce, Inc.	2,021,636
1,705	Sandisk Corporation(a)	1,083,255
842	Seagate Technology Holdings PLC	329,862
1,839	Texas Instruments, Inc.	357,023
		85,379,315
	Utilities - 5.7%
3,179	Alliant Energy Corporation	228,125
3,404	Ameren Corporation	374,168
6,684	American Electric Power Company, Inc.	876,139

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	Utilities - 5.7% (Continued)
2,061	Atmos Energy Corporation	$380,708
8,079	CenterPoint Energy, Inc.	348,690
3,781	CMS Energy Corporation	293,330
4,456	Consolidated Edison, Inc.	504,330
5,097	Constellation Energy Corporation	1,423,337
2,582	DTE Energy Company	377,540
12,843	Duke Energy Corporation	1,681,661
4,696	Edison International	343,653
2,835	Evergy, Inc.	232,243
16,780	Exelon Corporation	822,556
8,502	FirstEnergy Corporation	430,711
5,927	NiSource, Inc.	276,554
2,649	NRG Energy, Inc.	387,125
26,814	PG&E Corporation	471,122
1,482	Pinnacle West Capital Corporation	149,312
12,176	PPL Corporation	465,123
6,109	Public Service Enterprise Group, Inc.	494,524
13,514	Southern Company (The)	1,304,371
3,877	Vistra Corporation	582,829
4,019	WEC Energy Group, Inc.	465,280
7,365	Xcel Energy, Inc.	585,076
		13,498,507

	TOTAL COMMON STOCKS (Cost $206,787,397)	229,607,529

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,604	iShares Core S&P 500 ETF	2,354,169
3,617	State Street SPDR S&P 500 ETF Trust	2,352,280
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,726,321)	4,706,449

See accompanying notes to financial statements.

NAA LARGE CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value

TOTAL INVESTMENTS - 99.5% (Cost $211,513,718)	$234,313,978
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,134,273
NET ASSETS - 100.0%	$235,448,251

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

SPDR	- Standard and Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	See note 3.

See accompanying notes to financial statements.

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	Communications - 3.5%
8,367	EchoStar Corporation, Class A(a)	$979,525
1,688	Expedia Group, Inc.	389,742
2,126	Fox Corporation, Class A	124,158
10,197	New York Times Company (The), Class A	853,795
		2,347,220
	Consumer Discretionary - 7.4%
1,104	Abercrombie & Fitch Company, Class A(a)	100,872
3,633	Boyd Gaming Corporation	298,560
2,502	Burlington Stores, Inc.(a)	814,101
10,729	Chewy, Inc., Class A(a)	289,683
4,217	Churchill Downs, Inc.	378,813
1,392	Crocs, Inc.(a)	115,564
1,722	Grand Canyon Education, Inc.(a)	292,792
3,402	Planet Fitness, Inc., Class A(a)	253,041
588	Ralph Lauren Corporation	202,266
10,924	Somnigroup International, Inc.	807,502
4,233	Texas Roadhouse, Inc.	699,038
965	TKO Group Holdings, Inc.	194,592
4,021	Travel + Leisure Company	278,213
1,861	Wingstop, Inc.	288,399
		5,013,436
	Consumer Staples - 3.7%
2,616	elf Beauty, Inc.(a)	158,556
3,622	Five Below, Inc.(a)	827,554
15,905	Hims & Hers Health, Inc.(a)	330,188
2,116	Ollie’s Bargain Outlet Holdings, Inc.(a)	194,757
4,643	Philip Morris International, Inc.	767,674
2,673	Sprouts Farmers Market, Inc.(a)	206,168
		2,484,897
	Energy - 4.0%
4,917	DT Midstream, Inc.	662,172
1,669	First Solar, Inc.(a)	329,227
21,775	TechnipFMC plc	1,505,306

See accompanying notes to financial statements.

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Energy - 4.0% (Continued)
2,077	Weatherford International PLC	$196,443
		2,693,148
	Financials - 7.3%
6,716	Carlyle Group, Inc. (The)	324,987
2,108	Cullen/Frost Bankers, Inc.	288,965
4,451	East West Bancorp, Inc.	475,188
1,637	Evercore, Inc., Class A	488,661
1,435	Hamilton Lane, Inc., Class A	142,639
1,943	Houlihan Lokey, Inc.	279,054
7,309	Interactive Brokers Group, Inc., Class A	490,214
1,452	Kinsale Capital Group, Inc.	496,091
7,234	MGIC Investment Corporation	189,892
1,212	Primerica, Inc.	303,582
1,523	RenaissanceRe Holdings Ltd.	452,681
4,968	Ryan Specialty Holdings, Inc.	167,620
3,608	SEI Investments Company	283,120
7,297	SLM Corporation	156,229
5,654	Stifel Financial Corporation	417,944
		4,956,867
	Health Care - 12.8%
2,254	Amgen, Inc.	793,070
3,142	Dexcom, Inc.(a)	197,318
6,683	Encompass Health Corporation	646,447
3,794	Ensign Group, Inc. (The)	764,491
7,758	Globus Medical, Inc., Class A(a)	668,429
7,389	Halozyme Therapeutics, Inc.(a)	477,551
5,616	HealthEquity, Inc.(a)	469,329
2,849	Lantheus Holdings, Inc.(a)	216,097
1,456	Medpace Holdings, Inc.(a)	699,157
6,779	Neurocrine Biosciences, Inc.(a)	893,065
2,438	Penumbra, Inc.(a)	800,566
4,966	Tenet Healthcare Corporation(a)	937,133
1,884	United Therapeutics Corporation(a)	1,117,175
		8,679,828

See accompanying notes to financial statements.

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Industrials - 30.6%
4,019	AECOM	$340,892
712	Allegion plc	103,446
8,371	ATI, Inc.(a)	1,217,645
1,259	Belden, Inc.	144,571
5,739	BWX Technologies, Inc.	1,173,569
2,960	Chart Industries, Inc.(a)	611,980
1,701	Clean Harbors, Inc.(a)	487,728
5,985	Cognex Corporation	293,205
611	Comfort Systems USA, Inc.	842,563
5,452	Core & Main, Inc., Class A(a)	269,329
1,823	Curtiss-Wright Corporation	1,241,681
5,151	Donaldson Company, Inc.	437,165
1,968	Dycom Industries, Inc.(a)	666,798
729	EMCOR Group, Inc.	538,228
8,920	Flowserve Corporation	655,710
2,086	General Dynamics Corporation	715,957
4,192	H&R Block, Inc.	133,054
5,116	ITT, Inc.	974,751
12,453	Kratos Defense & Security Solutions, Inc.(a)	878,061
4,311	MasTec, Inc.(a)	1,387,020
5,214	Mueller Industries, Inc.	577,711
6,655	Nextpower, Inc., Class A(a)	802,260
1,088	Novanta, Inc.(a)	128,504
10,162	nVent Electric PLC	1,201,962
9,274	RB Global, Inc.	888,913
3,329	SPX Technologies, Inc.(a)	665,600
17,073	Tetra Tech, Inc.	514,239
1,851	TopBuild Corporation(a)	650,256
555	United Rentals, Inc.	404,351
4,069	Vontier Corporation	144,327
1,745	Watts Water Technologies, Inc., Class A	506,556
3,363	Woodward, Inc.	1,203,685
		20,801,717

See accompanying notes to financial statements.

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Materials - 3.5%
2,933	Carpenter Technology Corporation	$1,156,043
1,077	Eagle Materials, Inc.	204,038
7,397	Newmont Corporation	800,725
1,348	Simpson Manufacturing Company, Inc.	231,343
		2,392,149
	Real Estate - 4.3%
6,390	Equity LifeStyle Properties, Inc.	398,864
7,746	Gaming and Leisure Properties, Inc.	343,690
3,454	Lamar Advertising Company, Class A	437,484
10,877	Omega Healthcare Investors, Inc.	476,630
2,060	Simon Property Group, Inc.	384,252
3,879	Ventas, Inc.	317,225
7,785	WP Carey, Inc.	529,068
		2,887,213
	Technology - 20.1%
4,179	Amkor Technology, Inc.	188,180
1,499	Appfolio, Inc., A(a)	236,572
4,755	Ciena Corporation(a)	1,846,033
1,995	Cirrus Logic, Inc.(a)	288,517
5,708	Coherent Corp.(a)	1,359,704
1,773	CommVault Systems, Inc.(a)	138,099
2,062	Crowdstrike Holdings, Inc., Class A(a)	805,025
11,429	DocuSign, Inc.(a)	541,849
9,486	Doximity, Inc., Class A(a)	221,024
11,909	Dropbox, Inc., CLASS A(a)	270,572
20,720	Dynatrace, Inc.(a)	766,226
14,614	Everpure, Inc., Class A(a)	862,811
4,980	Guidewire Software, Inc.(a)	744,809
4,721	MACOM Technology Solutions Holdings, Inc.(a)	1,048,392
2,421	Manhattan Associates, Inc.(a)	322,284
3,538	MKS, Inc.	813,068
778	Morningstar, Inc.	131,521
10,344	Okta, Inc.(a)	814,175
1,731	Onto Innovation, Inc.(a)	354,976

See accompanying notes to financial statements.

NAA MID GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	Technology - 20.1% (Continued)
2,860	Paylocity Holding Corporation(a)	$308,994
2,515	Qualys, Inc.(a)	220,943
8,272	Rambus, Inc.(a)	711,640
3,040	Shift4 Payments, Inc., Class A(a)	132,939
1,243	Silicon Laboratories, Inc.(a)	258,730
1,527	Workday, Inc., Class A(a)	198,388
		13,585,471
	Utilities - 0.9%
2,159	Constellation Energy Corporation	602,901

	TOTAL COMMON STOCKS (Cost $63,455,218)	66,444,847

	EXCHANGE-TRADED FUNDS — 1.5%
	Equity - 1.5%
4,399	iShares Russell Mid-Cap Growth ETF	563,600
4,232	iShares S&P Mid-Cap 400 Growth ETF	425,824
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,002,831)	989,424

	TOTAL INVESTMENTS - 99.6% (Cost $64,458,049)	$67,434,271
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	251,524
	NET ASSETS - 100.0%	$67,685,795

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0%
	Communications - 3.9%
13,605	AT&T, Inc.	$394,408
12,840	Comcast Corporation, Class A	368,636
802	GoDaddy, Inc., Class A(a)	66,301
298	IDT Corporation, Class B	14,632
5,855	Spok Holdings, Inc.	63,820
1,785	T-Mobile US, Inc.	374,904
5,569	Verizon Communications, Inc.	279,564
		1,562,265
	Consumer Discretionary - 0.3%
1,210	PDD Holdings, Inc. - ADR(a)	123,638

	Consumer Staples - 3.5%
11,339	Albertsons Companies, Inc., Class A	193,217
1,716	Archer-Daniels-Midland Company	124,736
7,793	Conagra Brands, Inc.	122,506
4,205	General Mills, Inc.	156,510
2,333	Ingredion, Inc.	262,835
624	Kroger Company (The)	45,153
2,694	Molson Coors Beverage Company, Class B	116,004
1,642	Sysco Corporation	117,124
82	Target Corporation	9,938
9,873	The Kraft Heinz Company	222,044
541	Tyson Foods, Inc., Class A	34,662
		1,404,729
	Energy - 7.6%
10,647	Antero Midstream Corporation	242,752
2,131	Cheniere Energy, Inc.	604,693
3,612	Chevron Corporation	747,322
1,101	DT Midstream, Inc.	148,272
3,893	Exxon Mobil Corporation	660,486
8,910	Kinder Morgan, Inc.	298,752
229	Occidental Petroleum Corporation	14,885
193	Targa Resources Corporation	48,391

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	Energy - 7.6% (Continued)
3,828	Williams Companies, Inc. (The)	$278,602
		3,044,155
	Financials - 1.6%
2,481	AerCap Holdings N.V.	340,344
914	Allstate Corporation (The)	189,509
2,253	Truist Financial Corporation	103,570
		633,423
	Health Care - 10.3%
1,998	Abbott Laboratories	205,135
663	Amgen, Inc.	233,277
1,612	Becton Dickinson and Company	253,455
1,119	Biogen, Inc.(a)	205,146
1,576	Boston Scientific Corporation(a)	98,894
9,080	Bristol-Myers Squibb Company	550,702
2,758	Gilead Sciences, Inc.	384,382
1,434	Johnson & Johnson	350,527
4,211	Medtronic PLC	364,882
4,172	Merck & Company, Inc.	501,850
21,399	Pfizer, Inc.	600,885
513	Stryker Corporation	168,567
336	Vertex Pharmaceuticals, Inc.(a)	150,037
		4,067,739
	Industrials - 2.8%
288	Acuity, Inc.	80,703
5,465	ADT, Inc.	35,905
762	Allegion plc	110,711
1,161	Fluor Corporation(a)	54,161
2,488	Fortive Corporation	137,537
597	General Dynamics Corporation	204,903
369	L3Harris Technologies, Inc.	127,360
1,594	PACCAR, Inc.	184,107
492	Snap-on, Inc.	178,704
18	United Rentals, Inc.	13,114
		1,127,205

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	Materials - 1.0%
1,085	Reliance, Inc.	$329,753
386	Southern Copper Corporation	66,415
		396,168
	Technology - 5.6%
14	Accenture PLC, Class A	2,776
1,146	Adobe, Inc.(a)	278,569
6,115	Bandwidth, Inc., Class A(a)	108,969
1,743	Cisco Systems, Inc.	135,239
2,553	Dolby Laboratories, Inc., Class A	153,333
880	Dropbox, Inc., Class A(a)	19,994
188	F5, Inc.(a)	54,394
9,366	Gen Digital, Inc.	176,362
2,273	NetApp, Inc.	232,733
548	PTC, Inc.(a)	78,085
1,833	QUALCOMM, Inc.	236,054
517	Roper Technologies, Inc.	182,946
1,229	Salesforce, Inc.	229,416
256	Wix.com Ltd.(a)	23,058
681	Workday, Inc., Class A(a)	88,476
2,826	Zoom Video Communications, Inc.(a)	227,182
		2,227,586
	Utilities - 8.4%
3,862	Ameren Corporation	424,510
1,235	American Electric Power Company, Inc.	161,884
2,664	Consolidated Edison, Inc.	301,512
2,054	Duke Energy Corporation	268,951
1,589	Edison International	116,283
1,843	Evergy, Inc.	150,979
10,731	Exelon Corporation	526,033
1,963	FirstEnergy Corporation	99,446
1,811	Genie Energy Ltd., Class B	25,608
2,637	NiSource, Inc.	123,042
5,542	OGE Energy Corporation	265,794
2,065	Otter Tail Corporation	181,245

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 45.0% (Continued)
	Utilities - 8.4% (Continued)
17,597	PG&E Corporation	$309,179
2,035	Southwest Gas Holdings, Inc.	176,842
4,953	UGI Corporation	180,388
		3,311,696

	TOTAL COMMON STOCKS (Cost $17,238,847)	17,898,604

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 22.2%
	U.S. TREASURY BILLS — 22.2%
9,000,000	United States Treasury Bill(b)	—	10/01/26	8,835,605
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,842,163)

	TOTAL INVESTMENTS - 67.2% (Cost $26,081,010)			$26,734,209
	OTHER ASSETS IN EXCESS OF LIABILITIES - 32.8%			13,068,819
	NET ASSETS - 100.0%			$39,803,028

ADR	- American Depositary Receipt

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$(212,823)	(10,124)	Acadia Realty Trust	FEDEF-1D -35 bps	Receive	11/24/2026	$17,793	$—	$17,793
(213,462)	(15,127)	Accelerant Holdings	FEDEF-1D -64 bps	Receive	11/24/2026	12,651	—	12,651
285,906	1,153	Accenture Plc-Cl A	FEDEF-1D +45 bps	Pay	11/24/2026	(60,242)	—	(60,242)
(476,710)	(37,348)	Acuren Corporation	FEDEF-1D -35 bps	Receive	11/24/2026	238,754	—	238,754
(112,775)	(1,336)	Acushnet Holdings Co	FEDEF-1D +45 bps	Receive	11/24/2026	(11,590)	—	(11,590)
84,445	862	Aercap Holdings Nv	FEDEF-1D +45 bps	Pay	11/24/2026	29,872	—	29,872
167,852	14,935	Aes Corp	FEDEF-1D +45 bps	Pay	11/24/2026	44,154	—	44,154
205,616	1,508	Agco Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(31,554)	—	(31,554)
(351,489)	(1,347)	Air Products & Chemicals	FEDEF-1D -35 bps	Receive	11/24/2026	(38,027)	—	(38,027)
79,137	1,061	Akamai Technologies	FEDEF-1D +45 bps	Pay	11/24/2026	41,332	—	41,332
(37,368)	(528)	Albemarle Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(57,166)	—	(57,166)
185,536	4,233	Alcoa Corp	FEDEF-1D +45 bps	Pay	11/24/2026	93,469	—	93,469
(173,011)	(789)	Alexander’S Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(15,314)	—	(15,314)
38,477	295	Allegion Plc	FEDEF-1D +45 bps	Pay	11/24/2026	3,188	—	3,188
(226,215)	(4,188)	Amrize Ltd	FEDEF-1D -35 bps	Receive	11/24/2026	(6,637)	—	(6,637)
78,648	1,196	Anglogold Ashanti Plc	FEDEF-1D +45 bps	Pay	11/24/2026	39,160	—	39,160
52,774	3,338	Antero Midstream Corp	FEDEF-1D +45 bps	Pay	11/24/2026	23,718	—	23,718
116,290	2,878	Api Group Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(803)	—	(803)
105,790	449	Applied Industrial Technologies	FEDEF-1D +45 bps	Pay	11/24/2026	9,449	—	9,449
(119,880)	(841)	Aptargroup Inc	FEDEF-1D -35 bps	Receive	11/24/2026	14,218	—	14,218
(218,125)	(8,298)	Archer-Daniels-Midland	FEDEF-1D +45 bps	Receive	11/24/2026	62,527	—	62,527
8,298	218,125	Archrock Inc	FEDEF-1D -35 bps	Pay	11/24/2026	(70,351)	—	(70,351)
419,161	8,497	Array Digital Infrastructure	FEDEF-1D +45 bps	Pay	11/24/2026	42,376	—	42,376
207,469	1,519	Arrow Electronics Inc	FEDEF-1D +45 bps	Pay	11/24/2026	9,131	—	9,131
(276,563)	(5,007)	Ashland Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(1,787)	—	(1,787)
123,484	1,630	Ast Spacemobile Inc	FEDEF-1D +45 bps	Pay	11/24/2026	9,986	—	9,986
192,808	8,280	At&T Inc	FEDEF-1D +45 bps	Pay	11/24/2026	46,480	—	46,480
(363,337)	(8,956)	Atlanta Braves Holdings	FEDEF-1D -35 bps	Receive	11/24/2026	(8,848)	—	(8,848)
239,421	10,873	Atn International Inc	FEDEF-1D +45 bps	Pay	11/24/2026	58,444	—	58,444
(372,958)	(16,651)	Autohome Inc-Adr	FEDEF-1D -35 bps	Receive	11/24/2026	86,343	—	86,343
(240,273)	(1,124)	Automatic Data Processing	FEDEF-1D -35 bps	Receive	11/24/2026	10,625	—	10,625
168,883	2,606	Avnet Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(7,943)	—	(7,943)
147,697	1,325	Azz Inc	FEDEF-1D +45 bps	Pay	11/24/2026	16,934	—	16,934
(345,802)	(2,299)	Balchem Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(39,945)	—	(39,945)
(104,819)	(4,554)	Baldwin Insurance Group	FEDEF-1D -35 bps	Receive	11/24/2026	5,184	—	5,184
(124,898)	(2,514)	Ball Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(21,189)	—	(21,189)
364,034	22,082	Bandwidth Inc	FEDEF-1D +45 bps	Pay	11/24/2026	12,066	—	12,066
(201,816)	(1,465)	Bank First Corp	FEDEF-1D -35 bps	Receive	11/24/2026	3,756	—	3,756
(216,203)	(7,122)	Beacon Financial Corp	FEDEF-1D -35 bps	Receive	11/24/2026	3,118	—	3,118
289,967	1,637	Biogen Inc	FEDEF-1D +45 bps	Pay	11/24/2026	6,159	—	6,159
176,557	1,786	Biontech Se-Adr	FEDEF-1D +45 bps	Pay	11/24/2026	(20,076)	—	(20,076)
184,539	657	Bio-Rad Laboratories	FEDEF-1D +45 bps	Pay	11/24/2026	(2,006)	—	(2,006)
(175,754)	(7,764)	Bkv Corporation	FEDEF-1D -35 bps	Receive	11/24/2026	(40,641)	—	(40,641)
116,863	2,522	Blue Bird Corp	FEDEF-1D +45 bps	Pay	11/24/2026	22,604	—	22,604
(170,006)	(10,646)	Brookdale Senior Living	FEDEF-1D -35 bps	Receive	11/24/2026	25,259	—	25,259
174,317	1,445	Bunge Global Sa	FEDEF-1D +45 bps	Pay	11/24/2026	8,912	—	8,912
(140,710)	(12,794)	C3.Ai Inc-A	FEDEF-1D -35 bps	Receive	11/24/2026	33,726	—	33,726
(193,856)	(4,745)	Cactus Inc - A	FEDEF-1D -35 bps	Receive	11/24/2026	(28,839)	—	(28,839)
302,651	3,143	Cal-Maine Foods Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(51,301)	—	(51,301)
(130,966)	(1,148)	Camden Property Trust	FEDEF-1D -35 bps	Receive	11/24/2026	18,746	—	18,746
(269,366)	(11,203)	Capri Holdings Ltd	FEDEF-1D -35 bps	Receive	11/24/2026	73,754	—	73,754
(304,664)	(2,969)	Casella Waste System	FEDEF-1D -35 bps	Receive	11/24/2026	70,703	—	70,703

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$175,976	259	Casey’s General Store	FEDEF-1D +45 bps	Pay	11/24/2026	$11,961	$—	$11,961
(103,388)	(3,527)	Cbiz Inc	FEDEF-1D -35 bps	Receive	11/24/2026	8,963	—	8,963
194,402	1,317	Cdw Corp/De	FEDEF-1D +45 bps	Pay	11/24/2026	(36,396)	—	(36,396)
(113,649)	(2,347)	Celanese Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(38,094)	—	(38,094)
88,507	2,330	Centene Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(13,463)	—	(13,463)
(135,612)	(8,168)	Chemours Co	FEDEF-1D -35 bps	Receive	11/24/2026	(42,746)	—	(42,746)
(183,979)	(1,755)	Choice Hotels Intl Inc	FEDEF-1D -224 bps	Receive	11/24/2026	2,757	—	2,757
70,413	2,814	Cia De Minas Buenaventura	FEDEF-1D +45 bps	Pay	11/24/2026	30,279	—	30,279
(85,234)	(3,182)	Cinemark Holdings Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(4,856)	—	(4,856)
(227,437)	(1,127)	Cintas Corp	FEDEF-1D -35 bps	Receive	11/24/2026	37,422	—	37,422
149,680	1,273	Cirrus Logic Inc	FEDEF-1D +45 bps	Pay	11/24/2026	29,516	—	29,516
(199,094)	(1,644)	City Holding Co	FEDEF-1D -35 bps	Receive	11/24/2026	3,132	—	3,132
82,682	7,952	Cnh Industrial Nv	FEDEF-1D +45 bps	Pay	11/24/2026	3,376	—	3,376
245,352	2,259	Coca-Cola Europacific	FEDEF-1D +45 bps	Pay	11/24/2026	(41,330)	—	(41,330)
353,071	4,695	Cognizant Tech Solutions	FEDEF-1D +45 bps	Pay	11/24/2026	(67,409)	—	(67,409)
(156,869)	(2,307)	Cohen & Steers Inc	FEDEF-1D -35 bps	Receive	11/24/2026	11,439	—	11,439
239,933	3,555	Commercial Metals Co	FEDEF-1D +45 bps	Pay	11/24/2026	(24,855)	—	(24,855)
68,433	3,985	Compass Minerals International	FEDEF-1D +45 bps	Pay	11/24/2026	23,418	—	23,418
(83,917)	(4,361)	Comstock Resources	FEDEF-1D -35 bps	Receive	11/24/2026	(6,532)	—	(6,532)
248,843	2,577	Consolidated Edison	FEDEF-1D +45 bps	Pay	11/24/2026	43,017	—	43,017
105,614	7,044	Constellium Se	FEDEF-1D +45 bps	Pay	11/24/2026	64,322	—	64,322
(229,119)	(3,265)	Corvel Corp	FEDEF-1D -35 bps	Receive	11/24/2026	51,911	—	51,911
(226,805)	(1,190)	Cra International Inc	FEDEF-1D -35 bps	Receive	11/24/2026	35,919	—	35,919
246,201	481	Cummins Inc	FEDEF-1D +45 bps	Pay	11/24/2026	10,578	—	10,578
(208,143)	(9,064)	Curbline Properties	FEDEF-1D -35 bps	Receive	11/24/2026	(23,595)	—	(23,595)
92,049	4,104	Cvr Energy Inc	FEDEF-1D +45 bps	Pay	11/24/2026	45,445	—	45,445
213,857	2,702	Cvs Health Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(20,927)	—	(20,927)
210,833	1,023	Danaher Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(17,154)	—	(17,154)
155,670	1,315	Danaos Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(8,059)	—	(8,059)
134,583	1,136	Dell Technologies -C	FEDEF-1D +45 bps	Pay	11/24/2026	50,984	—	50,984
134,470	2,096	Delta Air Lines Inc	FEDEF-1D +45 bps	Pay	11/24/2026	4,430	—	4,430
95,980	1,824	Diodes Inc	FEDEF-1D +45 bps	Pay	11/24/2026	27,593	—	27,593
(167,568)	(31,583)	Diversified Healthcare	FEDEF-1D -35 bps	Receive	11/24/2026	(41,210)	—	(41,210)
194,643	1,642	Dollar General Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(1,093)	—	(1,093)
140,816	1,160	Dollar Tree Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(14,245)	—	(14,245)
(99,019)	(6,627)	Driven Brands Holdings	FEDEF-1D -35 bps	Receive	11/24/2026	16,225	—	16,225
76,184	2,842	Dropbox Inc-Class A	FEDEF-1D +45 bps	Pay	11/24/2026	(15,443)	—	(15,443)
489,433	3,738	Dte Energy Company	FEDEF-1D +45 bps	Pay	11/24/2026	57,963	—	57,963
248,737	2,166	Duke Energy Corp	FEDEF-1D +45 bps	Pay	11/24/2026	30,610	—	30,610
(172,750)	(3,241)	Dutch Bros Inc	FEDEF-1D -35 bps	Receive	11/24/2026	9,021	—	9,021
(154,561)	(11,110)	Dynex Capital Inc	FEDEF-1D -35 bps	Receive	11/24/2026	11,321	—	11,321
(284,966)	(1,285)	Eagle Materials Inc	FEDEF-1D -35 bps	Receive	11/24/2026	43,995	—	43,995
(141,518)	(537)	Ecolab Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(636)	—	(636)
(177,407)	(17,865)	Ecovyst Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(50,977)	—	(50,977)
320,606	6,055	Edison International	FEDEF-1D +45 bps	Pay	11/24/2026	125,836	—	125,836
191,299	2,209	Edwards Lifesciences	FEDEF-1D +45 bps	Pay	11/24/2026	(15,030)	—	(15,030)
(165,518)	(6,355)	Element Solutions Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(50,372)	—	(50,372)
141,764	431	Elevance Health Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(16,146)	—	(16,146)
(198,443)	(15,880)	Ellington Financial	FEDEF-1D -35 bps	Receive	11/24/2026	8,729	—	8,729
63,941	140	Emcor Group Inc	FEDEF-1D +45 bps	Pay	11/24/2026	36,262	—	36,262
144,366	811	Enersys	FEDEF-1D +45 bps	Pay	11/24/2026	(4,047)	—	(4,047)
(107,338)	(19,744)	Enovix Corp	FEDEF-1D -84 bps	Receive	11/24/2026	5,331	—	5,331

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$(167,990)	(803)	Equifax Inc	FEDEF-1D -35 bps	Receive	11/24/2026	$23,393	$—	$23,393
(213,111)	(5,287)	Equitable Holdings Inc	FEDEF-1D -35 bps	Receive	11/24/2026	16,050	—	16,050
166,452	2,590	Evergy Inc	FEDEF-1D +45 bps	Pay	11/24/2026	44,002	—	44,002
432,807	6,363	Eversource Energy	FEDEF-1D +45 bps	Pay	11/24/2026	11,106	—	11,106
153,495	5,141	Excelerate Energy Inc	FEDEF-1D +45 bps	Pay	11/24/2026	13,874	—	13,874
(166,401)	(5,352)	Exlservice Holdings	FEDEF-1D -35 bps	Receive	11/24/2026	3,873	—	3,873
(385,089)	(5,546)	Exponent Inc	FEDEF-1D -35 bps	Receive	11/24/2026	26,460	—	26,460
60,166	242	F5 Inc	FEDEF-1D +45 bps	Pay	11/24/2026	6,128	—	6,128
190,704	495	Fedex Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(14,301)	—	(14,301)
169,776	666	Ferguson Enterprises	FEDEF-1D +45 bps	Pay	11/24/2026	(14,927)	—	(14,927)
(383,540)	(24,859)	First Advantage Corp	FEDEF-1D -35 bps	Receive	11/24/2026	97,628	—	97,628
103,959	463	First Solar Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(13,270)	—	(13,270)
299,973	6,559	Firstenergy Corp	FEDEF-1D +45 bps	Pay	11/24/2026	31,569	—	31,569
156,130	4,030	Fluor Corp	FEDEF-1D +45 bps	Pay	11/24/2026	26,289	—	26,289
244,369	17,676	Ford Motor Co	FEDEF-1D +45 bps	Pay	11/24/2026	(39,310)	—	(39,310)
113,609	1,842	Fortune Brands Innovations	FEDEF-1D +45 bps	Pay	11/24/2026	(45,438)	—	(45,438)
127,368	3,462	Freeport-Mcmoran Inc	FEDEF-1D +45 bps	Pay	11/24/2026	74,235	—	74,235
(361,437)	(2,238)	Fti Consulting Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(28,025)	—	(28,025)
127,101	794	Gatx Corp	FEDEF-1D +45 bps	Pay	11/24/2026	6,422	—	6,422
193,138	5,012	Gci Liberty Inc-Cl C	FEDEF-1D +45 bps	Pay	11/24/2026	(7,740)	—	(7,740)
195,895	2,455	Ge Healthcare Technologies	FEDEF-1D +45 bps	Pay	11/24/2026	(23,368)	—	(23,368)
27,866	1,020	Gen Digital Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(9,569)	—	(9,569)
(110,472)	(1,192)	Genedx Holdings Corp	FEDEF-1D -35 bps	Receive	11/24/2026	34,448	—	34,448
213,602	639	General Dynamics Corp	FEDEF-1D +45 bps	Pay	11/24/2026	3,732	—	3,732
192,630	2,288	General Motors Co	FEDEF-1D +45 bps	Pay	11/24/2026	(23,001)	—	(23,001)
202,585	13,687	Genie Energy Ltd-B	FEDEF-1D +45 bps	Pay	11/24/2026	(13,662)	—	(13,662)
(82,977)	(10,816)	Global Net Lease Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(20,522)	—	(20,522)
75,195	2,411	Globalstar Inc	FEDEF-1D +45 bps	Pay	11/24/2026	83,109	—	83,109
108,510	590	Godaddy Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(65,774)	—	(65,774)
(203,745)	(3,474)	Goosehead Insurance	FEDEF-1D -35 bps	Receive	11/24/2026	56,485	—	56,485
(314,284)	(4,310)	Greif Inc-Cl A	FEDEF-1D -35 bps	Receive	11/24/2026	23,638	—	23,638
(131,876)	(10,798)	Grindr Inc	FEDEF-1D -35 bps	Receive	11/24/2026	2,403	—	2,403
(93,995)	(545)	Gulfport Energy Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(19,368)	—	(19,368)
(306,131)	(2,347)	Hawkins Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(51,917)	—	(51,917)
(261,729)	(18,197)	Healthcare Realty Trust	FEDEF-1D -35 bps	Receive	11/24/2026	(53,298)	—	(53,298)
(123,410)	(4,323)	Heartflow Inc	FEDEF-1D -35 bps	Receive	11/24/2026	18,854	—	18,854
(184,988)	(26,906)	Hello Group Inc -Spn	FEDEF-1D -35 bps	Receive	11/24/2026	31,421	—	31,421
327,769	14,432	Hewlett Packard Enterprises	FEDEF-1D +45 bps	Pay	11/24/2026	15,607	—	15,607
557,275	10,588	Hf Sinclair Corp	FEDEF-1D -35 bps	Pay	11/24/2026	101,799	—	101,799
(127,622)	(3,634)	Hinge Health Inc-A	FEDEF-1D +45 bps	Receive	11/24/2026	(11,851)	—	(11,851)
263,784	10,405	Hp Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(62,300)	—	(62,300)
138,226	581	Humana Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(39,834)	—	(39,834)
125,243	345	Huntington Ingalls Inc	FEDEF-1D -35 bps	Pay	11/24/2026	5,071	—	5,071
(128,814)	(880)	Huron Consulting Group	FEDEF-1D +45 bps	Receive	11/24/2026	16,967	—	16,967
366,347	6,965	Idt Corp-Class B	FEDEF-1D +45 bps	Pay	11/24/2026	(39,651)	—	(39,651)
(77,721)	(2,111)	Imax Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(1,661)	—	(1,661)
(78,944)	(1,875)	Ingevity Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(52,100)	—	(52,100)
200,576	2,318	Ingles Markets Inc-C	FEDEF-1D +45 bps	Pay	11/24/2026	7,128	—	7,128
(194,700)	(3,771)	Innodata Inc	FEDEF-1D -49 bps	Receive	11/24/2026	50,316	—	50,316
(190,503)	(2,426)	Innospec Inc	FEDEF-1D -35 bps	Receive	11/24/2026	14,827	—	14,827
121,626	2,503	Intel Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(11,885)	—	(11,885)
(102,198)	(2,270)	International Paper	FEDEF-1D -35 bps	Receive	11/24/2026	20,817	—	20,817

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$(171,569)	(2,112)	Intl Flavors & Fragrances	FEDEF-1D -35 bps	Receive	11/24/2026	$22,146	$—	$22,146
218,537	7,689	Iridium Communications	FEDEF-1D +45 bps	Pay	11/24/2026	(10,062)	—	(10,062)
(81,304)	(978)	Iron Mountain Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(18,815)	—	(18,815)
168,889	680	Jabil Inc	FEDEF-1D +45 bps	Pay	11/24/2026	10,791	—	10,791
(126,880)	(955)	Jacobs Solutions Inc	FEDEF-1D -35 bps	Receive	11/24/2026	7,740	—	7,740
(122,191)	(10,218)	Jumia Technologies	FEDEF-1D -54 bps	Receive	11/24/2026	52,626	—	52,626
(232,859)	(3,288)	Knife River Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(32,160)	—	(32,160)
(123,355)	(3,356)	Kodiak Gas Services	FEDEF-1D -35 bps	Receive	11/24/2026	(73,559)	—	(73,559)
332,279	5,097	Kroger Co	FEDEF-1D +45 bps	Pay	11/24/2026	34,526	—	34,526
(200,749)	(3,395)	Lakeland Financial Corp	FEDEF-1D -35 bps	Receive	11/24/2026	6,478	—	6,478
86,581	2,076	Lamb Weston Holdings	FEDEF-1D +45 bps	Pay	11/24/2026	1,096	—	1,096
(176,757)	(3,662)	Lgi Homes Inc	FEDEF-1D -35 bps	Receive	11/24/2026	33,519	—	33,519
233,201	29,661	Liberty Latin America	FEDEF-1D +45 bps	Pay	11/24/2026	24,492	—	24,492
(126,635)	(17,237)	Lionsgate Studios Co	FEDEF-1D -35 bps	Receive	11/24/2026	(37,301)	—	(37,301)
(122,290)	(3,814)	Liquidity Services Inc	FEDEF-1D -35 bps	Receive	11/24/2026	6,022	—	6,022
112,263	4,016	Liveramp Holdings Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(6,807)	—	(6,807)
(288,459)	(3,465)	Louisiana-Pacific Co	FEDEF-1D -35 bps	Receive	11/24/2026	38,166	—	38,166
325,359	36,312	Lumen Technologies Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(75,058)	—	(75,058)
(359,919)	(19,386)	Macerich Co	FEDEF-1D -35 bps	Receive	11/24/2026	(6,144)	—	(6,144)
(125,742)	(2,755)	Madison Square Garden Entertainment	FEDEF-1D -35 bps	Receive	11/24/2026	(34,464)	—	(34,464)
(111,623)	(499)	Madison Square Garden Sports Corp.	FEDEF-1D -35 bps	Receive	11/24/2026	(46,915)	—	(46,915)
(157,747)	(2,828)	Makemytrip Ltd	FEDEF-1D -35 bps	Receive	11/24/2026	52,716	—	52,716
(193,069)	(11,998)	Manchester United Players	FEDEF-1D -35 bps	Receive	11/24/2026	(6,814)	—	(6,814)
183,067	3,962	Maplebear Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(41,331)	—	(41,331)
548,197	2,947	Marathon Petroleum Co.	FEDEF-1D +45 bps	Pay	11/24/2026	169,124	—	169,124
(117,479)	(261)	Martin Marietta Materials	FEDEF-1D -35 bps	Receive	11/24/2026	(32,855)	—	(32,855)
118,824	1,579	Masco Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(27,370)	—	(27,370)
113,997	1,065	Mcgrath Rentcorp	FEDEF-1D +45 bps	Pay	11/24/2026	576	—	576
(167,525)	(29,609)	Medical Properties Trust	FEDEF-1D -71 bps	Receive	11/24/2026	28,173	—	28,173
9,220	108	Merck & Co. Inc.	FEDEF-1D +45 bps	Pay	11/24/2026	3,735	—	3,735
(137,157)	(3,193)	Miami International	FEDEF-1D -35 bps	Receive	11/24/2026	13,251	—	13,251
36,432	243	Micron Technology Inc	FEDEF-1D +45 bps	Pay	11/24/2026	44,706	—	44,706
374,276	8,070	Millicom Intl Cellular	FEDEF-1D +45 bps	Pay	11/24/2026	229,059	—	229,059
(334,282)	(11,322)	Millrose Properties	FEDEF-1D -35 bps	Receive	11/24/2026	19,014	—	19,014
(230,564)	(4,039)	Minerals Technologies	FEDEF-1D -35 bps	Receive	11/24/2026	(50,413)	—	(50,413)
150,137	1,826	Monster Beverage Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(18,317)	—	(18,317)
163,600	1,972	Mueller Industries Inc	FEDEF-1D +45 bps	Pay	11/24/2026	51,121	—	51,121
(61,343)	(3,717)	National Energy Services	FEDEF-1D -35 bps	Receive	11/24/2026	(18,011)	—	(18,011)
124,518	9,753	Navigator Holdings Ltd.	FEDEF-1D +45 bps	Pay	11/24/2026	61,043	—	61,043
(125,875)	(12,213)	Neogen Corp	FEDEF-1D -35 bps	Receive	11/24/2026	13,072	—	13,072
(186,397)	(15,215)	Neogenomics Inc	FEDEF-1D -35 bps	Receive	11/24/2026	74,493	—	74,493
210,387	7,341	Netscout Systems Inc	FEDEF-1D +45 bps	Pay	11/24/2026	21,719	—	21,719
(134,002)	(6,407)	Netstreit Corp	FEDEF-1D -35 bps	Receive	11/24/2026	12,305	—	12,305
159,265	2,709	Newmont Corp	FEDEF-1D +45 bps	Pay	11/24/2026	130,327	—	130,327
119,941	159	Northrop Grumman Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(11,859)	—	(11,859)
241,793	1,583	Nucor Corp	FEDEF-1D +45 bps	Pay	11/24/2026	23,477	—	23,477
416,456	9,700	Occidental Petroleum	FEDEF-1D +45 bps	Pay	11/24/2026	209,559	—	209,559
159,921	1,816	Okta Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(18,413)	—	(18,413)
(136,012)	(6,373)	Olin Corp	FEDEF-1D -35 bps	Receive	11/24/2026	(54,207)	—	(54,207)
82,848	1,632	On Semiconductor	FEDEF-1D +45 bps	Pay	11/24/2026	16,808	—	16,808
221,556	2,893	One Gas Inc	FEDEF-1D +45 bps	Pay	11/24/2026	27,462	—	27,462
293,427	4,473	Oneok Inc	FEDEF-1D +45 bps	Pay	11/24/2026	110,597	—	110,597

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$(163,606)	(21,924)	Orchid Island Capital	FEDEF-1D -84 bps	Receive	11/24/2026	$7,284	$—	$7,284
299,722	2,277	Oshkosh Corp	FEDEF-1D +45 bps	Pay	11/24/2026	33,107	—	33,107
3,428	43	Otter Tail Corp	FEDEF-1D +45 bps	Pay	11/24/2026	304	—	304
222,823	1,811	Owens Corning	FEDEF-1D +45 bps	Pay	11/24/2026	(27,685)	—	(27,685)
124,045	6,969	P G & E Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(5,860)	—	(5,860)
266,310	6,342	Par Pacific Holdings	FEDEF-1D +45 bps	Pay	11/24/2026	128,178	—	128,178
(393,435)	(4,212)	Paychex Inc	FEDEF-1D -35 bps	Receive	11/24/2026	6,466	—	6,466
(162,852)	(1,518)	Paylocity Holding Co	FEDEF-1D -35 bps	Receive	11/24/2026	(723)	—	(723)
(66,794)	(6,545)	Pebblebrook Hotel Trust	FEDEF-1D -35 bps	Receive	11/24/2026	(14,580)	—	(14,580)
(137,825)	(4,907)	Pennant Group Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(11,032)	—	(11,032)
(202,392)	(16,087)	Pennymac Mortgage Inc	FEDEF-1D -35 bps	Receive	11/24/2026	12,414	—	12,414
(213,311)	(10,655)	Perella Weinberg Partners	FEDEF-1D -35 bps	Receive	11/24/2026	20,430	—	20,430
193,729	2,159	Performance Food Group	FEDEF-1D +45 bps	Pay	11/24/2026	(10,411)	—	(10,411)
(171,906)	(6,366)	Perimeter Solutions	FEDEF-1D -35 bps	Receive	11/24/2026	17,975	—	17,975
410,687	2,799	Phillips 66	FEDEF-1D +45 bps	Pay	11/24/2026	98,754	—	98,754
214,236	4,560	Pilgrim’S Pride Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(41,328)	—	(41,328)
150,827	1,732	Pinnacle West Capital	FEDEF-1D +45 bps	Pay	11/24/2026	23,776	—	23,776
513,870	10,955	Portland General Electric	FEDEF-1D +45 bps	Pay	11/24/2026	66,980	—	66,980
111,963	846	Primoris Services Co	FEDEF-1D +45 bps	Pay	11/24/2026	8,023	—	8,023
(192,310)	(8,250)	Privia Health Group	FEDEF-1D -35 bps	Receive	11/24/2026	25,014	—	25,014
15,972	88	Ptc Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(4,319)	—	(4,319)
(176,638)	(27,153)	Purecycle Technologies	FEDEF-1D -569 bps	Receive	11/24/2026	35,435	—	35,435
(372,875)	(10,567)	Pursuit Attractions	FEDEF-1D -35 bps	Receive	11/24/2026	(10,592)	—	(10,592)
(217,035)	(1,561)	Quaker Chemical Corp	FEDEF-1D -35 bps	Receive	11/24/2026	25,244	—	25,244
77,144	501	Qualcomm Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(13,679)	—	(13,679)
(206,824)	(2,939)	Radnet Inc	FEDEF-1D -35 bps	Receive	11/24/2026	43,646	—	43,646
(200,791)	(1,990)	Rb Global Inc	FEDEF-1D -35 bps	Receive	11/24/2026	11,426	—	11,426
(77,073)	(6,497)	Realreal Inc	FEDEF-1D -35 bps	Receive	11/24/2026	18,287	—	18,287
126,670	916	Regal Rexnord Corp	FEDEF-1D +45 bps	Pay	11/24/2026	43,317	—	43,317
271,298	361	Regeneron Pharmaceuticals	FEDEF-1D +45 bps	Pay	11/24/2026	4,921	—	4,921
125,208	609	Reinsurance Group Of America	FEDEF-1D +45 bps	Pay	11/24/2026	(1,559)	—	(1,559)
149,751	710	Rtx Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(13,284)	—	(13,284)
(80,030)	(14,583)	Rumble Inc	FEDEF-1D -854 bps	Receive	11/24/2026	5,452	—	5,452
250,410	4,670	Rush Enterprises Inc	FEDEF-1D +45 bps	Pay	11/24/2026	55,956	—	55,956
131,697	595	Ryder System Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(10,324)	—	(10,324)
(255,495)	(3,512)	Sabine Royalty Trust	FEDEF-1D -464 bps	Receive	11/24/2026	(11,785)	—	(11,785)
(88,520)	(10,584)	Sable Offshore Corp	FEDEF-1D -84 bps	Receive	11/24/2026	(86,158)	—	(86,158)
151,595	2,976	Scorpio Tankers Inc	FEDEF-1D +45 bps	Pay	11/24/2026	70,614	—	70,614
(93,493)	(1,467)	Scotts Miracle-Gro Co	FEDEF-1D -35 bps	Receive	11/24/2026	3,510	—	3,510
217,985	47	Seaboard Corp	FEDEF-1D +45 bps	Pay	11/24/2026	46,166	—	46,166
(172,399)	(14,876)	Select Water Solutions	FEDEF-1D -35 bps	Receive	11/24/2026	(54,921)	—	(54,921)
163,783	1,205	Seneca Foods Corp	FEDEF-1D +45 bps	Pay	11/24/2026	17,775	—	17,775
(309,139)	(3,281)	Sensient Technologies	FEDEF-1D -35 bps	Receive	11/24/2026	27,275	—	27,275
(141,059)	(1,482)	Shake Shack Inc	FEDEF-1D -35 bps	Receive	11/24/2026	10,321	—	10,321
157,583	11,330	Shenandoah Telecommunications	FEDEF-1D +45 bps	Pay	11/24/2026	16,604	—	16,604
(144,546)	(408)	Sherwin-Williams Co	FEDEF-1D -35 bps	Receive	11/24/2026	14,148	—	14,148
(196,620)	(4,591)	Silgan Holdings Inc	FEDEF-1D -35 bps	Receive	11/24/2026	20,768	—	20,768
(349,099)	(16,990)	Simmons First Natl Corp	FEDEF-1D -35 bps	Receive	11/24/2026	16,461	—	16,461
(179,020)	(11,581)	Six Flags Entertainment	FEDEF-1D -35 bps	Receive	11/24/2026	(24,975)	—	(24,975)
(144,567)	(3,161)	Sl Green Realty Corp	FEDEF-1D -54 bps	Receive	11/24/2026	25,424	—	25,424
(129,975)	(4,122)	Smartstop Self Storae	FEDEF-1D -35 bps	Receive	11/24/2026	4,788	—	4,788
362,544	15,523	Smithfield Foods Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	69,256	—	69,256

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$90,934	268	Snap-On Inc	FEDEF-1D +45 bps	Pay	11/24/2026	$4,323	$—	$4,323
(131,270)	(3,473)	Solaris Energy Infrastructure	FEDEF-1D -35 bps	Receive	11/24/2026	(63,597)	—	(63,597)
(117,227)	(1,502)	Solstice Adv Materials	FEDEF-1D -35 bps	Receive	11/24/2026	3,147	—	3,147
8,536	81	Southern Copper Corp	FEDEF-1D +45 bps	Pay	11/24/2026	5,538	—	5,538
110,033	1,399	Spectrum Brands Holdings	FEDEF-1D +45 bps	Pay	11/24/2026	(7,287)	—	(7,287)
300,651	18,367	Spok Holdings Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(87,965)	—	(87,965)
169,717	6,272	St Corp-Class A	FEDEF-1D +45 bps	Pay	11/24/2026	9,502	—	9,502
258,685	3,648	Stanley Black & Deck	FEDEF-1D +45 bps	Pay	11/24/2026	(4)	—	(4)
242,704	32,533	Stealthgas Inc	FEDEF-1D +45 bps	Pay	11/24/2026	53,610	—	53,610
174,932	1,116	Steel Dynamics Inc	FEDEF-1D +45 bps	Pay	11/24/2026	24,119	—	24,119
(161,932)	(3,628)	Stepstone Group Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(10,768)	—	(10,768)
211,079	852	Steris Plc	FEDEF-1D +45 bps	Pay	11/24/2026	(23,366)	—	(23,366)
(148,820)	(2,297)	Stock Yards Bancorp	FEDEF-1D -35 bps	Receive	11/24/2026	(3,789)	—	(3,789)
110,237	1,443	Stonex Group Inc	FEDEF-1D +45 bps	Pay	11/24/2026	5,425	—	5,425
(224,528)	(1,758)	Sun Communities Inc	FEDEF-1D -35 bps	Receive	11/24/2026	2,522	—	2,522
(160,380)	(4,313)	Tanger Inc	FEDEF-1D -35 bps	Receive	11/24/2026	14,251	—	14,251
137,874	835	Targa Resources Corp	FEDEF-1D +45 bps	Pay	11/24/2026	68,874	—	68,874
234,377	2,409	Target Corp	FEDEF-1D +45 bps	Pay	11/24/2026	57,760	—	57,760
478,407	3,009	Td Synnex Corp	FEDEF-1D +45 bps	Pay	11/24/2026	25,348	—	25,348
120,002	536	Te Connectivity Plc	FEDEF-1D +45 bps	Pay	11/24/2026	(8,365)	—	(8,365)
197,251	3,740	Teekay Tankers Ltd-C	FEDEF-1D +45 bps	Pay	11/24/2026	74,932	—	74,932
439,570	11,596	Telephone And Data Systems	FEDEF-1D +45 bps	Pay	11/24/2026	34,629	—	34,629
386,209	10,234	Ternium Sa-Sponsored	FEDEF-1D +45 bps	Pay	11/24/2026	25,461	—	25,461
(69,585)	(9,056)	Tetra Technologies Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(6,825)	—	(6,825)
225,904	6,690	Teva Pharmaceutical	FEDEF-1D +45 bps	Pay	11/24/2026	(25,138)	—	(25,138)
247,666	2,966	Textron Inc	FEDEF-1D +45 bps	Pay	11/24/2026	9,135	—	9,135
169,309	647	The Cigna Group	FEDEF-1D -35 bps	Pay	11/24/2026	2,662	—	2,662
172,158	339	Thermo Fisher Scientific	FEDEF-1D -35 bps	Pay	11/24/2026	(5,935)	—	(5,935)
182,153	1,654	Timken Co	FEDEF-1D +45 bps	Pay	11/24/2026	(16,405)	—	(16,405)
255,355	1,006	T-Mobile Us Inc	FEDEF-1D -35 bps	Pay	11/24/2026	(53,032)	—	(53,032)
179,344	2,302	Toro Co	FEDEF-1D +45 bps	Pay	11/24/2026	31,649	—	31,649
(160,513)	(2,054)	Transunion	FEDEF-1D -35 bps	Receive	11/24/2026	18,824	—	18,824
(135,511)	(2,367)	Triumph Financial Inc	FEDEF-1D -35 bps	Receive	11/24/2026	(5,345)	—	(5,345)
(252,321)	(39,923)	Tronox Holdings Plc	FEDEF-1D -35 bps	Receive	11/24/2026	(138,428)	—	(138,428)
64,953	1,456	Truist Financial Corp	FEDEF-1D +45 bps	Pay	11/24/2026	1,687	—	1,687
174,872	4,722	Tsakos Energy Navigation	FEDEF-1D +45 bps	Pay	11/24/2026	10,884	—	10,884
134,997	1,842	Tutor Perini Corp	FEDEF-1D +45 bps	Pay	11/24/2026	6,071	—	6,071
292,449	5,411	Tyson Foods Inc-Cl A	FEDEF-1D +45 bps	Pay	11/24/2026	54,481	—	54,481
(183,868)	(2,188)	U.S. Physical Therapy	FEDEF-1D -35 bps	Receive	11/24/2026	19,809	—	19,809
(156,636)	(4,076)	Udr Inc	FEDEF-1D -35 bps	Receive	11/24/2026	18,987	—	18,987
115,369	1,138	Ufp Industries Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(10,914)	—	(10,914)
(183,079)	(710)	Ufp Technologies Inc	FEDEF-1D -35 bps	Receive	11/24/2026	46,588	—	46,588
281,754	7,684	Ugi Corp	FEDEF-1D +45 bps	Pay	11/24/2026	(746)	—	(746)
(146,481)	(9,636)	Umh Properties Inc	FEDEF-1D -35 bps	Receive	11/24/2026	7,823	—	7,823
184,761	1,658	United Airlines Holdings	FEDEF-1D +45 bps	Pay	11/24/2026	(33,584)	—	(33,584)
164,397	208	United Rentals Inc	FEDEF-1D +45 bps	Pay	11/24/2026	(17,530)	—	(17,530)
(359,705)	(3,045)	United States Lime & Minerals	FEDEF-1D -35 bps	Receive	11/24/2026	(34,581)	—	(34,581)
135,283	265	United Therapeutics	FEDEF-1D +45 bps	Pay	11/24/2026	21,410	—	21,410
160,653	25,921	Uniti Group Inc	FEDEF-1D +45 bps	Pay	11/24/2026	79,891	—	79,891
113,208	2,138	Universal Corp/Va	FEDEF-1D +45 bps	Pay	11/24/2026	65	—	65
(113,155)	(4,096)	Upstart Holdings Inc	FEDEF-1D -35 bps	Receive	11/24/2026	8,393	—	8,393
181,358	2,380	Us Foods Holding Corp	FEDEF-1D +45 bps	Pay	11/24/2026	36,320	—	36,320

See accompanying notes to financial statements.

NAA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$129,393	2,866	V2X Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	$62,098	$—	$62,098
412,657	2,377	Valero Energy Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	173,293	—	173,293
(208,890)	(5,468)	Valvoline Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	25,286	—	25,286
498,252	10,075	Veon Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	(38,729)	—	(38,729)
(293,845)	(1,386)	Verisk Analytics Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	30,939	—	30,939
325,221	7,622	Verizon Communications	FEDEF-1D + 45 bps	Pay	11/24/2026	62,842	—	62,842
(373,916)	(17,854)	Verra Mobility Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	122,382	—	122,382
(251,809)	(6,393)	Viper Energy Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	(51,026)	—	(51,026)
(98,158)	(2,041)	Vista Energy Sab De	FEDEF-1D - 35 bps	Receive	11/24/2026	(54,965)	—	(54,965)
(74,545)	(2,554)	Voyager Technologies	FEDEF-1D - 35 bps	Receive	11/24/2026	15,198	—	15,198
(166,627)	(566)	Vulcan Materials Co	FEDEF-1D - 35 bps	Receive	11/24/2026	13,833	—	13,833
164,085	1,283	Walmart Inc	FEDEF-1D + 45 bps	Pay	11/24/2026	(4,855)	—	(4,855)
(162,208)	(22,123)	Weride Inc-Adr	FEDEF-1D - 79 bps	Receive	11/24/2026	(16,103)	—	(16,103)
196,228	650	Wesco International	FEDEF-1D - 45 bps	Pay	11/24/2026	(19,314)	—	(19,314)
(177,237)	(2,185)	Westlake Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(76,353)	—	(76,353)
(111,164)	(4,421)	Weyerhaeuser Co	FEDEF-1D - 35 bps	Receive	11/24/2026	3,540	—	3,540
(151,472)	(1,454)	Willdan Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2026	41,700	—	41,700
(191,419)	(459)	Winmark Corp	FEDEF-1D - 35 bps	Receive	11/24/2026	(5,236)	—	(5,236)
126,017	669	Wix.Com Ltd	FEDEF-1D + 45 bps	Pay	11/24/2026	(71,530)	—	(71,530)
4,870	36	Workday Inc-Class A	FEDEF-1D + 45 bps	Pay	11/24/2026	(209)	—	(209)
138,523	5,324	World Kinect Corp	FEDEF-1D + 45 bps	Pay	11/24/2026	(15,803)	—	(15,803)
(224,489)	(2,773)	Wyndham Hotels & Resorts	FEDEF-1D - 35 bps	Receive	11/24/2026	(1,356)	—	(1,356)
197,502	2,284	Zimmer Biomet Holdings	FEDEF-1D + 45 bps	Pay	11/24/2026	8,276	—	8,276
16,448	224	Zoom Communications	FEDEF-1D + 45 bps	Pay	11/24/2026	1,505	—	1,505
						$3,229,628	$—	$3,229,628

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate

FEDEF-1D - 1 Day Federal Funds Rate. The FEDEF-1D was 3.64% on March 31, 2026.

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 91.8%
	Real Estate - 91.8%
20,351	Agree Realty Corporation	$1,534,058
28,257	Alexandria Real Estate Equities, Inc.	1,311,690
31,726	American Healthcare REIT, Inc.	1,496,198
59,302	American Homes 4 Rent, Class A	1,655,712
26,009	BXP, Inc.	1,349,867
19,588	Camden Property Trust	1,912,964
39,776	CareTrust REIT, Inc.	1,457,790
20,422	COPT Defense Properties	624,913
41,947	CubeSmart	1,537,358
44,884	Digital Realty Trust, Inc.	8,088,546
9,498	EastGroup Properties, Inc.	1,757,985
15,065	EPR Properties	752,647
12,573	Equinix, Inc.	12,324,559
34,239	Equity LifeStyle Properties, Inc.	2,137,198
61,463	Equity Residential	3,635,536
36,254	Essential Properties Realty Trust, Inc.	1,100,671
11,220	Essex Property Trust, Inc.	2,715,240
39,096	Extra Space Storage, Inc.	5,126,658
50,317	Gaming and Leisure Properties, Inc.	2,232,565
117,407	Healthpeak Properties, Inc.	1,928,997
111,152	Host Hotels & Resorts, Inc.	2,129,671
44,951	Independence Realty Trust, Inc.	669,320
100,330	Invitation Homes, Inc.	2,493,201
51,352	Iron Mountain, Inc.	5,245,093
20,130	Kilroy Realty Corporation	567,867
116,643	Kimco Realty Corporation	2,620,968
38,645	Kite Realty Group Trust	948,735
15,940	Lamar Advertising Company, Class A	2,018,960
10,915	LXP Industrial Trust	504,928
47,435	Macerich Company (The)	896,522
21,166	Mid-America Apartment Communities, Inc.	2,584,792
17	NexPoint Residential Trust, Inc.	425
33,496	NNN REIT, Inc.	1,407,837
51,251	Omega Healthcare Investors, Inc.	2,245,819

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares				Fair Value
	COMMON STOCKS — 91.8% (Continued)
	Real Estate - 91.8% (Continued)
23,119	Phillips Edison & Company, Inc.			$865,113
119,829	Prologis, Inc.			15,838,997
28,996	Public Storage			7,854,436
130,391	Realty Income Corporation			7,977,321
28,868	Regency Centers Corporation			2,184,153
42,814	Rexford Industrial Realty, Inc.			1,401,302
29,780	RMR Group, Inc. (The), Class A			460,696
11,584	Ryman Hospitality Properties, Inc.			1,068,856
44,480	Sabra Health Care REIT, Inc.			855,350
42,767	Simon Property Group, Inc.			7,977,329
33,963	STAG Industrial, Inc.			1,224,706
20,281	Sun Communities, Inc.			2,554,595
21,364	Tanger, Inc.			725,949
18,887	Terreno Realty Corporation			1,160,040
54,469	UDR, Inc.			1,839,963
80,001	Ventas, Inc.			6,542,482
192,500	VICI Properties, Inc.			5,259,100
29,595	Vornado Realty Trust			769,174
89,367	Welltower, Inc.			17,668,751
39,350	WP Carey, Inc.			2,674,226
	TOTAL COMMON STOCKS (Cost $151,132,737)			165,917,829

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.9%
	U.S. TREASURY BILLS — 4.9%
9,000,000	United States Treasury Bill (a)	—	10/01/26	8,835,834
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,842,163)

	TOTAL INVESTMENTS - 96.7% (Cost $159,974,900)			$174,753,663
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%			5,429,198
	NET ASSETS - 100.0%			$180,182,861

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (14.8)%
	REAL ESTATE - (14.8)%
(29,037)	Americold Realty Trust, Inc.	$(332,764)
(6,118)	AvalonBay Communities, Inc.	(999,375)
(38,297)	Brixmor Property Group, Inc.	(1,102,954)
(97,351)	Broadstone Net Lease, Inc.	(1,778,603)
(13,919)	CBRE Group, Inc., Class A	(1,885,468)
(3,207)	Centerspace	(184,242)
(81,781)	Cousins Properties, Inc.	(1,845,797)
(370)	CTO Realty Growth, Inc.	(6,841)
(72,278)	Curbline Properties Corporation	(1,864,050)
(102,704)	DiamondRock Hospitality Company	(962,336)
(17,907)	Diversified Healthcare Trust	(118,902)
(8,809)	Easterly Government Properties, Inc.	(188,777)
(17,596)	Federal Realty Investment Trust	(1,868,871)
(32,091)	First Industrial Realty Trust, Inc.	(1,856,464)
(64,682)	Global Net Lease, Inc.	(605,424)
(106,282)	Healthcare Realty Trust, Inc.	(1,805,731)
(69,896)	Highwoods Properties, Inc.	(1,496,473)
(49,461)	LTC Properties, Inc.	(1,837,971)
(12,270)	Marcus & Millichap, Inc.	(326,259)
(65,601)	Millrose Properties, Inc.	(1,836,828)
(18,847)	Rayonier, Inc.	(388,625)
(4,265)	SBA Communications Corporation, Class A	(734,049)
(8,517)	Sila Realty Trust, Inc.	(201,683)
(59,390)	Smartstop Self Storage REIT, Inc.	(1,798,329)
(74,526)	Xenia Hotels & Resorts, Inc.	(1,105,221)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $26,721,655)	$(27,132,037)

REIT	- Real Estate Investment Trust

(a)	Zero coupon bond.

See accompanying notes to financial statements.

NAA RISK MANAGED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

TOTAL RETURN SWAPS
							Upfront	Unrealized
Notional Amount at	Number of			Pay/Receive			Payments/	Appreciation
March 31, 2026	Shares	Reference Obligation#	Floating Rate	Floating Rate	Maturity Date^	Fair Value	Receipts	(Depreciation)
$293,744	50,621	Ah Realty Trust Inc	FEDEF-1D +45 bps	Pay	11/27/2026	$(8,541)	—	$(8,541)
2,411,261	38,159	Alexandria Real Estate	FEDEF-1D +45 bps	Pay	11/27/2026	(641,778)	—	(641,778)
442,637	21,483	American Assets Trust	FEDEF-1D +45 bps	Pay	11/27/2026	(25,655)	—	(25,655)
370,016	13,441	American Homes 4 Rent	FEDEF-1D +45 bps	Pay	11/27/2026	4,878	—	4,878
446,230	2,168	American Tower Corp	FEDEF-1D +45 bps	Pay	11/27/2026	(89,594)	—	(89,594)
1,475,624	28,152	Bxp Inc	FEDEF-1D +45 bps	Pay	11/27/2026	3,662	—	3,662
189,658	4,949	Cbl & Associates Properties	FEDEF-1D +45 bps	Pay	11/27/2026	543	—	543
605,378	18,434	Chiron Real Estate	FEDEF-1D +45 bps	Pay	11/27/2026	3,799	—	3,799
(2,352,153)	(43,081)	Costar Group	FEDEF-1D -35 bps	Receive	11/27/2026	640,990	—	640,990
1,469,365	102,733	Cushman & Wakefield	FEDEF-1D +45 bps	Pay	11/27/2026	(230,035)	—	(230,035)
(156,113)	(23,120)	Empire State Realty	FEDEF-1D -35 bps	Receive	11/27/2026	36,563	—	36,563
1,667,777	26,501	Equity Residential	FEDEF-1D +45 bps	Pay	11/27/2026	(91,723)	—	(91,723)
1,479,251	11,047	Extra Space Storage	FEDEF-1D +45 bps	Pay	11/27/2026	(30,708)	—	(30,708)
1,838,112	107,049	Healthpeak Properties	FEDEF-1D +45 bps	Pay	11/27/2026	(69,038)	—	(69,038)
1,451,931	80,318	Host Hotels & Resort	FEDEF-1D +45 bps	Pay	11/27/2026	107,887	—	107,887
274,849	48,452	Industrial Logistics	FEDEF-1D +45 bps	Pay	11/27/2026	(441)	—	(441)
695,114	12,096	Innovative Industrial	FEDEF-1D +45 bps	Pay	11/27/2026	(34,879)	—	(34,879)
(1,693,973)	(59,928)	Inventrust Pptys Corp	FEDEF-1D -35 bps	Receive	11/27/2026	(143,013)	—	(143,013)
1,745,003	6,217	Jones Lang Lasalle Inc	FEDEF-1D +45 bps	Pay	11/27/2026	124,399	—	124,399
1,091,440	29,115	Kilroy Realty Corp	FEDEF-1D +45 bps	Pay	11/27/2026	(250,869)	—	(250,869)
1,755,410	85,853	Kimco Realty Corp	FEDEF-1D +45 bps	Pay	11/27/2026	179,602	—	179,602
1,083,924	43,756	Kite Realty Group Trust	FEDEF-1D +45 bps	Pay	11/27/2026	(10,822)	—	(10,822)
1,830,964	48,892	Lineage Inc	FEDEF-1D +45 bps	Pay	11/27/2026	(201,136)	—	(201,136)
(1,787,704)	(22,432)	Natl Health Investor	FEDEF-1D -35 bps	Receive	11/27/2026	(49,460)	—	(49,460)
(537,144)	(37,404)	Newmark Group Inc	FEDEF-1D -35 bps	Receive	11/27/2026	(23,101)	—	(23,101)
821,035	19,739	Nnn Reit Inc	FEDEF-1D +45 bps	Pay	11/27/2026	13,402	—	13,402
319,941	19,756	Ont Media Inc	FEDEF-1D +45 bps	Pay	11/27/2026	210,055	—	210,055
1,861,387	370,727	Opendoor Technologies	FEDEF-1D +45 bps	Pay	11/27/2026	(130,011)	—	(130,011)
943,189	86,853	Park Hotels & Resort	FEDEF-1D +45 bps	Pay	11/27/2026	3,744	—	3,744
875,023	14,936	Realty Income Corp	FEDEF-1D +45 bps	Pay	11/27/2026	48,213	—	48,213
793,923	11,714	Regency Centers Corp	FEDEF-1D +45 bps	Pay	11/27/2026	91,828	—	91,828
715,506	40,015	Sabra Health Care Reit	FEDEF-1D +45 bps	Pay	11/27/2026	68,678	—	68,678
309,368	19,145	Safehold Inc	FEDEF-1D +45 bps	Pay	11/27/2026	(47,144)	—	(47,144)
734,943	4,899	Simon Property Group	FEDEF-1D +45 bps	Pay	11/27/2026	187,711	—	187,711
1,004,664	184,535	Site Centers Corp	FEDEF-1D +45 bps	Pay	11/27/2026	(9,202)	—	(9,202)
(802,643)	(12,499)	St Joe Co	FEDEF-1D -35 bps	Receive	11/27/2026	18,367	—	18,367
(1,692,357)	(90,373)	Urban Edge Properties	FEDEF-1D -35 bps	Receive	11/27/2026	(120,580)	—	(120,580)
424,676	5,320	Ventas Inc	FEDEF-1D +45 bps	Pay	11/27/2026	10,734	—	10,734
1,490,968	51,795	Vici Properties Inc	FEDEF-1D +45 bps	Pay	11/27/2026	(73,610)	—	(73,610)
2,236,120	71,291	Vornado Realty	FEDEF-1D +45 bps	Pay	11/27/2026	(394,475)	—	(394,475)
1,192,075	20,413	Wp Carey Inc	FEDEF-1D +45 bps	Pay	11/27/2026	220,538	—	220,538
						$(700,222)	$—	$(700,222)

#	The counterparty for all swap contracts is Morgan Stanley.

^	Pays at maturity date.

REIT - Real Estate Investment Trust

FEDEF-1D - 1 Day Federal Funds Ratre. The FEDEF-1D was 3.64% on March 31, 2026.

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2%
	Communications - 3.0%
92,260	Maplebear, Inc.(a)	$3,456,059
33,152	Match Group, Inc.	1,018,098
7,161	Nexstar Media Group, Inc.	1,294,924
35,761	Omnicom Group, Inc.	2,693,161
		8,462,242
	Consumer Discretionary - 11.4%
33,761	Autoliv, Inc.	3,550,308
56,772	Callaway Golf Company(a)	787,995
41,725	Carter’s, Inc.	1,492,086
32,579	Champion Homes, Inc.(a)	2,422,900
14,578	Darden Restaurants, Inc.	2,857,871
14,945	Green Brick Partners, Inc.(a)	963,205
6,864	Group 1 Automotive, Inc.	2,269,443
27,650	Lear Corporation	3,347,862
12,688	Lululemon Athletica, Inc.(a)	1,942,533
107,993	Mattel, Inc.(a)	1,569,138
42,023	MGM Resorts International(a)	1,555,271
101,702	Mister Car Wash, Inc.(a)	708,863
10,584	Penske Automotive Group, Inc.	1,582,520
45,486	PROG Holdings, Inc.	1,304,993
37,699	Service Corp International	3,110,545
17,322	Sonic Automotive, Inc., Class A	1,187,770
39,857	YETI Holdings, Inc.(a)	1,458,368
		32,111,671
	Consumer Staples - 4.3%
224,897	Albertsons Companies, Inc., Class A	3,832,245
44,224	BellRing Brands, Inc.(a)	711,564
23,710	Dollar Tree, Inc.(a)	2,596,482
45,390	Quanex Building Products Corporation	815,658
100,869	Simply Good Foods Company (The)(a)	1,447,470
35,021	Sprouts Farmers Market, Inc.(a)	2,701,170
		12,104,589
	Energy - 9.3%
34,822	Chord Energy Corporation	4,950,992

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Energy - 9.3% (Continued)
44,318	ConocoPhillips	$5,849,976
27,536	Innovex International, Inc.(a)	671,603
77,394	Noble Corp plc	3,797,724
218,266	Nov, Inc. COM	4,105,583
425,299	Patterson-UTI Energy, Inc.	4,605,988
25,097	Weatherford International PLC	2,373,674
		26,355,540
	Financials - 21.8%
23,311	American Financial Group, Inc.	2,977,048
31,249	Ameris Bancorp	2,437,110
150,193	Apollo Commercial Real Estate Finance, Inc.	1,586,038
6,296	Assurant, Inc.	1,371,332
59,531	Bank OZK	2,731,878
51,654	CNO Financial Group, Inc.	2,120,913
14,055	Enact Holdings, Inc.	573,585
5,316	Everest Group Ltd.	1,737,535
176,358	First Horizon Corporation	4,013,908
201,542	FNB Corp	3,369,782
137,803	Fulton Financial Corporation	2,802,913
8,446	GATX Corporation	1,442,070
9,631	Goosehead Insurance, Inc., Class A(a)	410,858
11,461	Hanover Insurance Group, Inc. (The)	1,986,764
15,146	Houlihan Lokey, Inc.	2,175,269
37,020	Moelis & Company, Class A	2,110,140
27,206	OFG Bancorp	1,100,755
33,024	Piper Sandler Cos	2,527,986
134,053	Provident Financial Services, Inc.	2,836,561
24,225	Raymond James Financial, Inc.	3,507,537
20,698	Reinsurance Group of America, Inc.	4,225,705
21,814	SEI Investments Company	1,711,745
32,685	Selective Insurance Group, Inc.	2,464,122
40,529	Stifel Financial Corporation	2,995,904
13,443	Trupanion, Inc.(a)	344,275
54,000	Unum Group	3,943,620

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Financials - 21.8% (Continued)
40,072	Walker & Dunlop, Inc.	$1,778,395
		61,283,748
	Health Care - 3.6%
112,692	AdaptHealth Corporation(a)	1,341,035
49,991	BioMarin Pharmaceutical, Inc.(a)	2,823,992
21,206	Cardinal Health, Inc.	4,481,039
25,822	Dexcom, Inc.(a)	1,621,622
		10,267,688
	Industrials - 11.6%
57,715	ABM Industries, Inc.	2,223,182
24,215	Alarm.com Holdings, Inc.(a)	1,045,846
20,507	Arcosa, Inc.	2,176,612
13,434	Exponent, Inc.	876,569
119,353	Hayward Holdings, Inc.(a)	1,596,943
22,469	Matson, Inc.	3,683,569
31,275	Nextpower, Inc., Class A(a)	3,770,201
19,886	Oshkosh Corporation	2,927,418
68,277	Resideo Technologies, Inc.(a)	2,301,618
187,112	RXO, Inc.(a)	2,735,577
25,490	SkyWest, Inc.(a)	2,340,747
10,134	UniFirst Corp	2,549,613
3,744	United Rentals, Inc.	2,727,728
110,046	WillScot Holdings Corporation	1,910,399
		32,866,022
	Materials - 9.5%
89,893	Alcoa Corporation	5,962,603
34,021	AptarGroup, Inc.	4,287,326
11,827	Eagle Materials, Inc.	2,240,625
16,059	Ecolab, Inc.	4,272,015
14,137	Greif, Inc., Class A	948,169
36,876	Owens Corning	3,990,721
14,745	Vulcan Materials Company	4,015,063
5,916	WD-40 Company	1,206,509
		26,923,031

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Real Estate - 8.5%
31,438	Agree Realty Corporation	$2,369,796
36,240	American Assets Trust, Inc.	667,178
97,276	American Homes 4 Rent, Class A	2,715,946
71,850	CubeSmart	2,633,303
21,738	EPR Properties	1,086,030
46,469	Equity LifeStyle Properties, Inc.	2,900,596
33,813	Four Corners Property Trust, Inc.	799,677
30,424	Getty Realty Corporation	967,483
12,609	Jones Lang LaSalle, Inc.(a)	3,837,171
61,008	NNN REIT, Inc.	2,564,166
102,170	Rexford Industrial Realty, Inc.	3,344,025
		23,885,371
	Technology - 9.6%
38,310	ACI Worldwide, Inc.(a)	1,571,093
15,400	Broadridge Financial Solutions, Inc.	2,502,192
28,573	CTS Corporation	1,364,647
61,917	DoubleVerify Holdings, Inc.(a)	588,212
21,939	Euronet Worldwide, Inc.(a)	1,456,091
75,011	KBR, Inc.	2,764,905
17,473	Leidos Holdings, Inc.	2,717,401
20,456	Maximus, Inc.	1,311,230
7,139	Morningstar, Inc.	1,206,848
37,565	NetScout Systems, Inc.(a)	1,194,191
70,487	Nutanix, Inc., A(a)	2,679,211
110,934	Payoneer Global, Inc.(a)	535,811
53,280	Photronics, Inc.(a)	2,153,045
26,831	Q2 Holdings, Inc.(a)	1,269,106
76,746	Teradata Corporation(a)	1,967,000
56,749	Veeco Instruments, Inc.(a)	1,921,521
		27,202,504
	Utilities - 5.6%
49,580	Avista Corporation	1,990,141
30,842	Evergy, Inc.	2,526,577
70,165	FirstEnergy Corporation	3,554,558

See accompanying notes to financial statements.

NAA SMID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Utilities - 5.6% (Continued)
35,974	H2O America	$2,110,595
84,110	OGE Energy Corporation	4,033,915
15,694	Pinnacle West Capital Corporation	1,581,171
		15,796,957

	TOTAL COMMON STOCKS (Cost $269,039,756)	277,259,363

	EXCHANGE-TRADED FUNDS — 1.3%
	Equity - 1.3%
14,223	iShares Russell Mid-Cap Value ETF	2,072,860
7,710	Vanguard Small-Cap Value ETF	1,674,998
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,836,000)	3,747,858

	TOTAL INVESTMENTS - 99.5% (Cost $272,875,756)	$281,007,221
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,414,085
	NET ASSETS - 100.0%	$282,421,306

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.6%
622	Fox Corporation, Class A	$36,325
17,908	KDDI Corporation	307,300
549	Omnicom Group, Inc.	41,345
7,760	Orange S.A.	159,097
2,259	Rogers Communications Inc, Class B	86,861
187,836	SoftBank Corporation	249,836
182	VeriSign, Inc.	45,202
8,041	Verizon Communications, Inc.	403,658
3,349	Walt Disney Company (The)	322,776
		1,652,400
	Consumer Discretionary - 6.7%
1,277	Bunzl plc	38,131
3,299	Cie Generale des Etablissements Michelin	111,301
1,364	D’ieteren Group	249,405
1,192	Evolution A.B.(a)(b)	73,674
7,469	Ford Motor Company	86,192
203	Games Workshop Group PLC	47,557
1,735	General Motors Company	129,258
352	Genuine Parts Company	37,224
1,871	Home Depot, Inc. (The)	615,352
437	Lennar Corporation, Class A	37,949
822	LVMH Moet Hennessy Louis Vuitton S.E.	439,977
1,545	Magna International, Inc.	86,268
396	Marriott International Inc, Class A	129,520
612	Ross Stores, Inc.	132,578
429	Royal Caribbean Cruises Ltd.	118,052
3,862	Sekisui House Ltd.	85,653
4,963	Sumitomo Electric Industries Ltd.	262,045
2,133	TJX Companies, Inc. (The)	340,639
503	Yum! Brands, Inc.	78,206
		3,098,981
	Consumer Staples - 10.2%
10,200	Asahi Group Holdings Ltd. (a)	101,863
8,082	British American Tobacco plc	467,565

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Consumer Staples - 10.2% (Continued)
7,454	Coca-Cola Company (The)	$566,876
828	Coca-Cola Europacific Partners plc	75,075
317	Constellation Brands, Inc., Class A	47,550
3,010	Imperial Brands plc	122,045
3,972	Koninklijke Ahold Delhaize N.V.	185,409
7,443	Nestle S.A.	729,992
2,561	PepsiCo, Inc.	397,698
4,292	Procter & Gamble Company (The)	619,936
2,060	Royal Unibrew A/S	167,170
26,341	Tesco PLC	164,941
8,456	Walmart, Inc.	1,050,912
		4,697,032
	Energy - 6.8%
3,654	Chevron Corporation	756,013
8,252	Exxon Mobil Corporation	1,400,033
5,465	TC Energy Corporation	342,147
6,929	TotalEnergies S.E.	635,877
		3,134,070
	Financials - 28.2%(c)
2,476	AL Sydbank	197,097
1,438	Allianz S.E.	597,173
488	Allstate Corporation (The)	101,182
421	Ares Management Corporation, Class A	45,931
5,206	AXA S.A.	236,111
30,716	Banco Bilbao Vizcaya Argentaria S.A.	647,905
6,298	Bank of Ireland Group PLC	112,355
1,379	Bank of New York Mellon Corporation (The)	163,591
6,325	Bank of Nova Scotia (The)	438,538
3,848	Beazley plc	64,478
3,000	BNP Paribas S.A.	280,825
683	Chubb Ltd.	222,610
3,409	Citigroup, Inc.	386,615
771	Deutsche Boerse A.G.	223,761
8,586	DNB Bank ASA	267,149

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Financials - 28.2%(c) (Continued)
135	Everest Group Ltd.	$44,125
584	Goldman Sachs Group, Inc. (The)	494,058
306	Hannover Rueck S.E.	94,714
63,889	HSBC Holdings PLC	1,049,189
11,920	ING Groep N.V.	309,391
1,088	Intercontinental Exchange, Inc.	171,121
55,114	Intesa Sanpaolo SpA	328,760
5,040	JPMorgan Chase & Company	1,482,565
1,091	Julius Baer Group Ltd.	80,250
21,845	Legal & General Group plc	71,213
75,830	Mitsubishi UFJ Financial Group, Inc.	1,242,230
15,534	Mizuho Financial Group, Inc.	595,764
2,398	Morgan Stanley	394,639
1,988	National Bank of Canada	257,198
16,400	Nordea Bank Abp	278,956
1,134	Progressive Corporation (The)	224,804
4,500	Sumitomo Mitsui Trust Group, Inc.	138,987
12,654	Svenska Handelsbanken A.B., A Shares	164,453
7,089	Swedbank A.B., Class A	238,765
80	Swiss Life Holding A.G.	87,140
11,621	Tokio Marine Holdings, Inc.	545,474
415	Travelers Companies, Inc. (The)	121,047
7,556	UBS Group A.G.	290,401
5,201	UniCredit SpA	373,124
641	W R Berkley Corporation	42,485
		13,106,174
	Health Care - 10.0%
1,004	Amgen, Inc.	353,257
539	Becton Dickinson and Company	84,747
498	Cigna Group (The)	132,842
2,476	CVS Health Corporation	177,826
2,367	Gilead Sciences, Inc.	329,889
224	Humana, Inc.	38,839
4,449	Johnson & Johnson	1,087,515

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Health Care - 10.0% (Continued)
2,522	Medtronic PLC	$218,531
4,707	Merck & Company, Inc.	566,205
5,277	Novartis A.G.	810,021
773	Orion OYJ, Class B	62,272
3,613	Sanofi S.A.	348,892
1,577	Siemens Healthineers A.G.(b)	66,164
662	Stryker Corporation	217,527
74	Waters Corporation(a)	22,037
807	Zoetis, Inc.	95,395
		4,611,959
	Industrials - 9.3%
4,477	ABB Ltd.	364,029
11,578	BAE Systems plc	337,131
4,710	Canadian Pacific Kansas City	370,570
648	Cintas Corporation	109,603
1,215	Delta Air Lines, Inc.	80,773
296	Expeditors International of Washington, Inc.	42,396
489	General Dynamics Corporation	167,835
1,300	Hoshizaki Corporation	41,380
734	Rollins, Inc.	39,203
2,525	RTX Corporation	487,073
2,782	Siemens A.G.	661,416
1,078	Southwest Airlines Company	40,500
492	Spirax Group plc	44,138
1,509	Sunbelt Rentals Holdings, Inc.	94,869
450	Trane Technologies PLC	187,533
114	TransDigm Group, Inc.(a)	132,121
1,125	Union Pacific Corporation	272,948
12,498	Volvo A.B., B shares	403,259
1,367	Waste Connections, Inc.	222,060
684	Waste Management, Inc.	157,176
472	Xylem Inc	56,404
		4,312,417

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Materials - 3.0%
2,752	Agnico Eagle Mines Ltd.	$558,498
1,090	DuPont de Nemours, Inc.	49,922
478	Ecolab, Inc.	127,158
2,612	Freeport-McMoRan, Inc.	153,533
1,451	Holcim A.G.	117,812
2,000	Newmont Corporation	216,500
35,745	Nippon Steel Corporation	129,703
1,164	Smurfit WestRock plc	46,385
		1,399,511
	Real Estate - 1.9%
4,046	Aena S.M.E. SA(b)	119,341
266	AvalonBay Communities, Inc.	43,451
190	Equinix, Inc.	186,245
169	Essex Property Trust, Inc.	40,898
1,619	Invitation Homes, Inc.	40,232
54	Japan Real Estate Investment Corporation	39,759
4,102	Merlin Properties Socimi, S.A.	66,828
1,764	Realty Income Corporation	107,922
5,410	Segro plc	46,376
624	Simon Property Group, Inc.	116,395
2,030	VICI Properties, Inc.	55,460
		862,907
	Technology - 15.8%
1,184	Accenture PLC, Class A	234,776
11,405	Broadcom, Inc.	3,529,962
223	Broadridge Financial Solutions, Inc.	36,233
308	CDW Corp	37,274
7,991	Cisco Systems, Inc.	620,022
906	Cognizant Technology Solutions Corporation, Class A	55,583
1,610	Corning, Inc.	218,912
152	FactSet Research Systems, Inc.	32,982
318	Garmin Ltd.	73,779
1,855	International Business Machines Corporation	449,634
2,603	Lam Research Corporation	556,157

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 15.8% (Continued)
320	Motorola Solutions, Inc.	$138,870
140	MSCI, Inc.	75,461
411	NetApp, Inc.	42,082
1,946	Open Text Corporation	43,357
431	Seagate Technology Holdings PLC	168,849
44,301	Sony Group Corporation	923,307
730	Thomson Reuters Corporation(a)	65,876
		7,303,116
	Utilities - 2.1%
363	American Water Works Company, Inc.	49,401
408	DTE Energy Company	59,658
1,482	Duke Energy Corporation	194,053
1,942	Exelon Corporation	95,197
1,016	FirstEnergy Corporation	51,471
1,073	NiSource, Inc.	50,066
415	NRG Energy, Inc.	60,648
962	Public Service Enterprise Group, Inc.	77,874
1,058	Severn Trent plc	43,391
2,102	Southern Company (The)	202,884
7,339	Terna - Rete Elettrica Nazionale	83,671
		968,314

	TOTAL COMMON STOCKS (Cost $39,289,443)	45,146,881

	EXCHANGE-TRADED FUNDS —1.5%
	Equity - 1.5%
2,906	iShares MSCI EAFE ETF	282,260
126	State Street SPDR S&P 500 ETF Trust	81,943
517	Vanguard S&P 500 ETF	308,933
	TOTAL EXCHANGE-TRADED FUNDS (Cost $694,078)	673,136

See accompanying notes to financial statements.

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value

TOTAL INVESTMENTS - 99.1% (Cost $39,983,521)	$45,820,017
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	438,333
NET ASSETS - 100.0%	$46,258,350

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Société Européene

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of 144A securities is 259,179 or 0.6% of net assets.

(c)	See note 3.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Assets and Liabilities (Unaudited)
March 31, 2026

	NAA Allocation	NAA Large Cap	NAA Large	NAA Mid
Assets:	Fund	Value Fund	Core Fund	Growth Fund
Investments in securities, at cost	$155,760,891	$63,970,324	$211,513,718	$64,458,049
Investments in securities, at value	$174,667,063	$66,306,394	$234,313,978	$67,434,271
Cash	1,423,929	52,677	1,565,807	257,305
Receivable for securities sold	—	275,210	—	79,062
Receivable for Portfolio shares sold	4,578	1,391	1,422	1,172
Interest receivable	542,001	653	458	1,225
Dividends receivable	77,803	79,506	131,055	34,333
Prepaid expenses	26,241	59,203	59,833	22,504
Total Assets	176,741,615	66,775,034	236,072,553	67,829,872
Liabilities:
Payable for Portfolio shares redeemed	72,169	148,292	136,726	12,069
Accrued investment advisory fees	146,280	14,153	148,044	44,182
Accrued distribution (12b-1) fees	86,062	9,230	281,040	52,994
Accrued administrative fees	25,366	13,304	27,646	17,331
Accrued Transfer Agency Fees	22,010	7,110	21,737	10,693
Accrued miscellaneous fees	29,455	1,400	9,109	6,808
Total Liabilities	381,342	193,489	624,302	144,077
Net Assets	$176,360,273	$66,581,545	$235,448,251	$67,685,795

Components of Net Assets:
Paid-in capital	$152,027,620	$53,527,841	$210,687,201	$68,167,868
Accumulated earnings (losses)	24,332,653	13,053,704	24,761,050	(482,073)
Net Assets	$176,360,273	$66,581,545	$235,448,251	$67,685,795

Class A Shares:
Net assets	$108,593,384	$41,751,999	$226,826,923	$66,371,469
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,679,392	968,863	10,374,183	1,723,121

Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.26	$43.09	$21.86	$38.52

Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$17.07	$45.24	$22.95	$40.44

Class C Shares:
Net assets	$5,604,315	$1,223,161	$562,655	$196,875
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	393,377	33,217	23,467	5,027

Net asset value, offering and redemption price per share (a) (Net assets ÷ Total shares of beneficial interest outstanding)	$14.25	$36.82	$23.98	$39.16

Institutional Class Shares:
Net assets	$58,205,651	$23,606,385	$8,058,673	$1,117,451
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,384,629	562,707	376,155	28,950

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$17.20	$41.95	$21.42	$38.60

Class P Shares
Net assets	$3,956,923
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	239,436

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$16.53

(a)	Subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 12 months of purchase.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Assets and Liabilities (Unaudited) (Continued)
March 31, 2026

	NAA Opportunity		NAA Risk Managed	NAA SMid Cap	NAA World Equity
Assets:	Fund		Real Estate Fund	Value Fund	Income Fund
Investments in securities, at cost	$26,081,010		$159,974,900	$272,875,756	$39,983,521
Investments in securities, at value	$26,734,209		$174,753,663	$281,007,221	$45,820,017
Cash	7,530,713		6,612,207	1,047,337	142,596
Foreign Cash (Cost $-, -, -, 20,467)	—		—	—	20,467
Cash at Broker for Swaps	2,262,610		1,387,653	—	—
Cash at Broker for Short Sales	—		24,967,722	—	—
Receivable for securities sold	—		—	331,743	96,123
Receivable for Portfolio shares sold	113		4,604	12,388	1,334
Interest receivable	3,368		977	567	322
Dividends receivable	15,858		637,906	322,335	154,325
Unrealized appreciation on swap agreements	6,834,447		1,975,593	—	—
Reclaims receivable	—		—	302	58,493
Prepaid expenses	62,404		15,541	140,397	63,598
Total Assets	43,443,722		210,355,866	282,862,290	46,357,275
Liabilities:
Securities sold short, at value (proceeds $-,26,721,655,-,-)	—		27,132,037	—	—
Payable for Portfolio shares redeemed	7		32,761	223,352	51,937
Accrued investment advisory fees	20,786		115,533	119,622	7,144
Accrued distribution (12b-1) fees	3,088		11,243	47,087	10,961
Accrued administrative fees	5,500		34,312	29,409	16,280
Accrued transfer agency fees	3,593		35,002	20,787	8,826
Unrealized depreciation on swap agreements	3,604,819		2,675,815	—	—
Accrued miscellaneous fees	2,901		29,356	727	3,777
Dividends payable from short positions	—		106,946	—	—
Total Liabilities	3,640,694		30,173,005	440,984	98,925
Net Assets	$39,803,028		$180,182,861	$282,421,306	$46,258,350

Components of Net Assets:
Paid-in capital	$58,388,347		$169,292,579	$255,424,594	$37,673,784
Accumulated earnings (losses)	(18,585,319)		10,890,282	26,996,712	8,584,566
Net Assets	$39,803,028		$180,182,861	$282,421,306	$46,258,350

Class A Shares:
Net assets	$3,451,342		$10,839,685	$246,626,037	$43,005,999
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	101,067		333,005	7,110,684	2,506,119

Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$34.15		$32.55	$34.68	$17.16

Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$35.85		$34.17	$36.41	$18.02

Class C Shares:
Net assets	$32,448		$3,020,547	$1,816,011	$826,401
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	814		93,616	46,502	62,032

Net asset value, offering and redemption price per share (a) (Net assets ÷ Total shares of beneficial interest outstanding)	$39.88	(b)	$32.27	$39.05	$13.32

Institutional Class Shares:
Net assets	$36,319,238		$166,322,629	$33,979,258	$2,425,950
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,075,175		5,026,776	929,434	142,549

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$33.78		$33.09	$36.56	$17.02

(a)	Subject to a maximum contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 12 months of purchase.

(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2026

	NAA Allocation	NAA Large Cap	NAA Large	NAA Mid
	Fund	Value Fund	Core Fund	Growth Fund
Investment Income:
Dividend income	$1,928,975	$667,386	$1,393,326	$308,211
Interest income	74,708	5,775	19,819	5,436
Total Investment Income	2,003,683	673,161	1,413,145	313,647
Expenses:
Investment advisory fees	898,650	232,837	954,313	262,860
Distribution 12b-1 fees:
Class A	147,840	55,330	306,244	85,769
Class C	33,161	7,004	3,062	1,150
Class P	5,649	—	—	—
Administration fees	72,774	30,317	78,615	25,509
Networking fees	47,299	17,906	63,611	17,523
Transfer agent fees	38,951	28,513	52,396	42,137
Registration & filing fees	31,588	30,588	35,588	35,588
Printing and postage expenses	6,234	1,234	6,234	1,234
Miscellaneous fees and expenses	49,174	20,407	76,195	23,186
Total Expenses	1,331,320	424,136	1,576,258	494,956
Expenses waived/reimbursed	(63,557)	(56,946)	—	—
Net Expenses	1,267,763	367,190	1,576,258	494,956
Net Investment Income (Loss)	735,920	305,971	(163,113)	(181,309)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	4,712,322	4,913,538	2,291,608	(1,813,832)
Swap agreements	—	—	—	—
	4,712,322	4,913,538	2,291,608	(1,813,832)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,389,520)	(4,088,756)	(9,050,802)	1,863,476
Swap agreements	—	—	—	—
	(9,389,520)	(4,088,756)	(9,050,802)	1,863,476
Net Realized and Unrealized Gain (Loss) on Investments	(4,677,198)	824,782	(6,759,194)	49,644
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,941,278)	$1,130,753	$(6,922,307)	$(131,665)

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended March 31, 2026

	NAA Opportunity	NAA Risk Managed	NAA SMid Cap	NAA World Equity
	Fund	Real Estate Fund	Value Fund	Income Fund
Investment Income:
Dividend income	$239,753	$3,446,402	$3,141,301	$628,820
Interest income	253,572	715,797	21,484	4,406
Less: Foreign taxes withheld	—	—	—	(43,804)
Total Investment Income	493,325	4,162,199	3,162,785	589,422
Expenses:
Investment advisory fees	163,280	729,069	1,215,223	167,317
Distribution 12b-1 fees:
Class A	4,063	13,789	322,393	55,492
Class C	151	17,078	10,047	4,612
Administration fees	27,774	68,450	93,673	33,229
Transfer agent fees	21,737	41,634	69,222	17,194
Registration & filing fees	13,288	35,588	35,588	24,588
Networking fees	9,071	48,606	74,350	11,952
Custody fees	3,740	23,463	26,959	21,740
Printing and postage expenses	234	6,234	6,234	1,234
Short sales dividend expense	—	629,322	—	—
Miscellaneous fees and expenses	13,305	59,839	65,639	11,104
Total Expenses	256,643	1,673,072	1,919,328	348,462
Expenses waived/reimbursed	—	(115,260)	(244,720)	(68,525)
Net Expenses	256,643	1,557,812	1,674,608	279,937
Net Investment Income	236,682	2,604,387	1,488,177	309,485

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	1,203,659	1,425,315	17,396,856	2,473,858
Investments sold short	—	(1,533,336)	—	—
Swap agreements	1,431,379	(299,995)	—	—
Foreign currency translations	—	—	—	(2,033)
	2,635,038	(408,016)	17,396,856	2,471,825
Net change in unrealized appreciation (depreciation) on:
Investments	(240,330)	(1,216,389)	(15,300,118)	96,750
Investments sold short	—	628,648	—	—
Swap agreements	1,671,630	(451,915)	—	—
Foreign currency translations	—	—	—	(3,747)
	1,431,300	(1,039,656)	(15,300,118)	93,003
Net Realized and Unrealized Gain (Loss) on Investments	4,066,338	(1,447,672)	2,096,738	2,564,828
Net Increase in Net Assets Resulting from Operations	$4,303,020	$1,156,715	$3,584,915	$2,874,313

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets

	NAA Allocation Fund		NAA Large Cap Value Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025	March 31, 2026	September 30, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$735,920	$1,779,437	$305,971	$629,466
Net realized gain on investments	4,712,322	24,632,933	4,913,538	14,642,202
Net change in unrealized depreciation on investments	(9,389,520)	(1,517,946)	(4,088,756)	(9,164,836)
Net increase (decrease) in net assets resulting from operations	(3,941,278)	24,894,424	1,130,753	6,106,832
From Distributions to Shareholders:
Class A	(10,905,047)	(17,699,918)	(5,698,075)	(4,831,600)
Class C	(643,778)	(1,381,988)	(197,120)	(202,881)
Institutional Class	(5,290,456)	(8,130,642)	(3,612,132)	(1,711,890)
Class P	(415,738)	(639,492)	—	(87,996	) (b)
Total distributions to shareholders	(17,255,019)	(27,852,040)	(9,507,327)	(6,834,367)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	1,526,800	3,475,427	334,827	8,145,303	(c)
Class C	33,944	754,151	30,813	14,714
Institutional Class	7,986,850	4,688,028	2,689,293	7,805,337
Class P	116,999	250,491	—	9,026	(b)
Proceeds received in connection with merger(a)
Class A	—	—	—	11,273,118
Class C	—	—	—	1,163,467
Institutional Class	—	—	—	16,146,418
Class P	—	—	—	1,027,969	(b)
Reinvestment of distributions
Class A	9,929,440	15,966,752	5,589,118	4,742,848
Class C	641,066	1,377,351	197,120	202,881
Institutional Class	5,032,248	7,732,897	3,604,167	1,707,117
Class P	409,884	633,027	—	87,996	(b)
Cost of shares redeemed
Class A	(10,910,750)	(24,310,972)	(3,706,333)	(15,408,305)
Class C	(1,571,739)	(4,347,969)	(367,507)	(930,305)
Institutional Class	(8,156,026)	(13,762,416)	(4,753,717)	(3,848,413)
Class P	(988,119)	(604,126)	—	(227,836	) (b)(c)
Tax-free interclass conversion
Class A	—	—	—	845,327
Class P	—	—	—	(845,327	) (c)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,050,597	(8,147,359)	3,617,781	31,911,335
Total Increase (Decrease) In Net Assets	(17,145,700)	(11,104,975)	(4,758,793)	31,183,800

Net Assets:
Beginning of year/period	193,505,973	204,610,948	71,340,338	40,156,538
End of year/period	$176,360,273	$193,505,973	$66,581,545	$71,340,338

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Allocation Fund		NAA Large Cap Value Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025	March 31, 2026	September 30, 2025
SHARE ACTIVITY	(Unaudited)		(Unaudited)
Class A
Shares Sold	85,236	199,025	7,358	168,890	(c)
Shares received in connection with merger	—	—	—	232,209
Shares Reinvested	574,620	951,535	125,966	104,601
Shares Redeemed	(616,635)	(1,401,889)	(80,787)	(322,484)
Tax-free interclass conversion	—	—	—	19,819	(b)
Net increase (decrease) in shares of beneficial interest outstanding	43,221	(251,329)	52,537	203,035

Class C
Shares Sold	2,137	51,859	792	364
Shares received in connection with merger(a)	—	—	—	27,082
Shares Reinvested	42,287	92,564	5,190	5,165
Shares Redeemed	(101,501)	(281,031)	(9,162)	(22,563)
Net increase (decrease) in shares of beneficial interest outstanding	(57,077)	(136,608)	(3,180)	10,048

Institutional Class
Shares Sold	436,065	256,619	58,484	176,172
Shares received in connection with merger(a)	—	—	—	339,985
Shares Reinvested	275,740	438,870	83,507	39,240
Shares Redeemed	(441,953)	(749,250)	(108,860)	(87,026)
Net increase (decrease) in shares of beneficial interest outstanding	269,852	(53,761)	33,131	468,371

Class P
Shares Sold	6,250	14,244	—	207
Shares received in connection with merger(a)	—	—	—	21,218
Shares Reinvested	23,355	37,237	—	1,987
Shares Redeemed	(55,162)	(33,754)	—	(5,125	) (c)
Tax-free interclass conversion	—	—	—	(19,864	) (c)
Net increase (decrease) in shares of beneficial interest outstanding	(25,557)	17,727	—	(1,577	) (b)

(a)	The Guggenheim RBP(R) Dividend Fund, Guggenheim RBP(R) Large-Cap Defensive Fund, Guggenheim RBP(R) Large-Cap Value Fund, and the Guggenheim Large Cap Value Fund were reorganized into the NAA Large Cap Value Fund which occurred after the close of business on October 25, 2024 (see Note 1 of the Notes to Financial Statements).

(b)	Effective April 28, 2025, the NAA Large Cap Value Fund converted its Class P shares into Class A Shares.

(c)	Includes automatic conversion from Class P shares of $845,327 representing 19,864 shares into 19,819 Class A Shares.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund			NAA Mid Growth Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025		March 31, 2026	September 30, 2025
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(163,113)	$424,764		$(181,309)	$(293,789)
Net realized gain (loss) on investments	2,291,608	49,328,884		(1,813,832)	13,338,779
Net change in unrealized appreciation (depreciation) on investments	(9,050,802)	(14,863,441)		1,863,476	(8,994,413)
Net increase (decrease) in net assets resulting from operations	(6,922,307)	34,890,207		(131,665)	4,050,577
From Distributions to Shareholders:
Class A	(7,154,014)	(47,830,317)		—	(1,895,782)
Class C	(15,634)	(303,545)		—	(29,994)
Institutional Class	(281,426)	(1,505,871)		—	(47,087)
Class P	—	(11,131	) (a)	—	(1,353	) (a)
Total distributions to shareholders	(7,451,074)	(49,650,864)		—	(1,974,216)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	1,321,628	3,374,350	(b)	682,094	1,269,106	(c)
Class C	6,891	12,846		6,088	25,691
Institutional Class	1,460,497	3,759,041		104,618	1,018,393
Class P	—	252	(a)	—	11,805	(a)
Reinvestment of distributions
Class A	6,801,223	45,689,049		—	1,798,324
Class C	15,634	303,545		—	29,638
Institutional Class	280,115	1,497,370		—	47,000
Class P	—	11,131	(a)	—	1,353	(a)
Cost of shares redeemed
Class A	(14,461,139)	(42,960,060)		(4,716,156)	(10,587,257)
Class C	(32,886)	(339,504)		(81,924)	(386,469)
Institutional Class	(1,992,867)	(4,223,617)		(251,602)	(918,815)
Class P	—	(31,838	) (a)(b)	—	(23,762	) (a)(c)
Tax-free interclass conversion
Class A	—	52,781		—	55,964
Class P	—	(52,781	) (b)	—	(55,964	) (c)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(6,600,904)	7,092,565		(4,256,882)	(7,714,993)
Total Decrease In Net Assets	(20,974,285)	(7,668,092)		(4,388,547)	(5,638,632)

Net Assets:
Beginning of year/period	256,422,536	264,090,628		72,074,342	77,712,974
End of year/period	$235,448,251	$256,422,536		$67,685,795	$72,074,342

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund			NAA Mid Growth Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025		March 31, 2026	September 30, 2025
SHARE ACTIVITY	(Unaudited)			(Unaudited)
Class A
Shares Sold	56,274	162,134	(b)	17,756	33,251	(c)
Shares Reinvested	288,799	2,179,821		—	48,045
Shares Redeemed	(621,972)	(2,013,509)		(122,588)	(282,121)
Tax-free interclass conversion	—	2,742	(a)	—	1,631	(a)
Net increase (decrease) in shares of beneficial interest outstanding	(276,899)	331,188		(104,832)	(199,194)

Class C
Shares Sold	270	1,279		155	1,122
Shares Reinvested	604	39,422		—	2,314
Shares reduced due to reverse split	—	(64,206	) (d)	—	(22,238	) (e)
Shares Redeemed	(1,291)	(23,168)		(2,072)	(20,081)
Net decrease in shares of beneficial interest outstanding	(417)	(46,673)		(1,917)	(38,883)

Institutional Class
Shares Sold	63,620	165,127		2,695	25,488
Shares Reinvested	12,147	72,936		—	1,257
Shares Redeemed	(87,354)	(185,860)		(6,473)	(24,186)
Net increase (decrease) in shares of beneficial interest outstanding	(11,587)	52,203		(3,778)	2,559

Class P
Shares Sold	—	12		—	325
Shares Reinvested	—	547		—	37
Shares Redeemed	—	(1,339	) (b)	—	(654	) (c)
Tax-free interclass conversion	—	(2,824	) (b)	—	(1,667	) (c)
Net decrease in shares of beneficial interest outstanding	—	(3,604	) (a)	—	(1,959	) (a)

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.

(b)	Includes automatic conversion from Class P shares of $52,781 representing 2,824 shares into 2,742 Class A Shares.

(c)	Includes automatic conversion from Class P shares of $55,964 representing 1,667 shares into 1,631 Class A Shares.

(d)	Effective April 1, 2025, NAA Large Core Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(e)	Effective April 1, 2025, NAA Mid Growth Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund		NAA Risk Managed Real Estate Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025	March 31, 2026	September 30, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$236,682	$348,491	$2,604,387	$4,817,385
Net realized gain (loss) on investments	2,635,038	(1,068,539)	(408,016)	10,835,952
Net change in unrealized appreciation (depreciation) on investments	1,431,300	(1,628,354)	(1,039,656)	(22,532,288)
Net increase (decrease) in net assets resulting from operations	4,303,020	(2,348,402)	1,156,715	(6,878,951)
From Distributions to Shareholders:
Class A	(22,352)	(30,372)	(127,387)	(213,791)
Class C	—	—	(32,119)	(133,825)
Institutional Class	(308,038)	(295,577)	(2,170,469)	(9,387,102)
Class P	—	(6,439)	—	(253,390	) (a)
Total distributions to shareholders	(330,390)	(332,388)	(2,329,975)	(9,988,108)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	217,754	1,015,091	652,204	8,437,265	(c)
Class C	3,036	3,743	104,235	333,684
Institutional Class	734,691	926,801	4,134,287	102,985,352
Class P	—	60	—	292,215	(a)
Reinvestment of distributions
Class A	19,764	25,420	119,447	196,958
Class C	—	—	28,253	121,275
Institutional Class	308,038	295,576	1,295,214	8,254,471
Class P	—	6,439	—	253,390	(a)
Cost of shares redeemed
Class A	(344,509)	(688,597)	(1,310,623)	(2,188,650)
Class C	(17,070)	(145,067)	(897,555)	(1,401,691)
Institutional Class	(94,297)	(966,904)	(34,665,044)	(217,008,131)
Class P	—	(777,988)	—	(9,744,840	) (a)(c)
Tax-free interclass conversion
Class A	—	722,756	—	7,598,444
Class P	—	(722,756)	—	(7,598,444	) (c)
Net increase (decrease) in net assets from share transactions of beneficial interest	827,407	(305,426)	(30,539,582)	(109,468,702)
Total Increase (Decrease) In Net Assets	4,800,037	(2,986,216)	(31,712,842)	(126,335,761)

Net Assets:
Beginning of year/period	35,002,991	37,989,207	211,895,703	338,231,464
End of year/period	$39,803,028	$35,002,991	$180,182,861	$211,895,703

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund			NAA Risk Managed Real Estate Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025		March 31, 2026	September 30, 2025
SHARE ACTIVITY	(Unaudited)			(Unaudited)
Class A
Shares Sold	6,610	12,082	(b)	19,833	29,638	(c)
Shares Reinvested	639	1,193		3,766	3,429
Shares reduced due to reverse split	—	(43,660	) (d)	—	—
Shares Redeemed	(10,668)	(27,451)		(40,386)	(67,582)
Tax-free interclass conversion	—	23,949	(a)	—	243,963	(a)
Net increase (decrease) in shares of beneficial interest outstanding	(3,419)	(33,887)		(16,787)	209,448

Class C
Shares Sold	83	167		3,187	10,433
Shares Reinvested	—	—		898	3,868
Shares reduced due to reverse split	—	(2,074	) (e)	—	—
Shares Redeemed	(478)	(6,843)		(27,830)	(43,449)
Net decrease in shares of beneficial interest outstanding	(395)	(8,750)		(23,745)	(29,148)

Institutional Class
Shares Sold	22,164	30,301		125,373	3,163,511
Shares Reinvested	10,073	9,360		40,154	259,906
Shares Redeemed	(3,087)	(31,486)		(1,062,520)	(6,601,892)
Net increase (decrease) in shares of beneficial interest outstanding	29,150	8,175		(896,993)	(3,178,475)

Class P
Shares Sold	—	2		—	8,802
Shares Reinvested	—	299		—	7,972
Shares reduced due to reverse split	—	(11,900	) (f)	—	—
Shares Redeemed	—	(2,483	) (b)	—	(64,846	) (c)
Tax-free interclass conversion	—	(23,702	) (b)	—	(242,457	) (c)
Net decrease in shares of beneficial interest outstanding	—	(37,784	) (a)	—	(290,529	) (a)

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.

(b)	Includes automatic conversion from Class P shares of $722,756 representing 23,702 shares into 23,949 Class A Shares.

(c)	Includes automatic conversion from Class P shares of $7,598,444 representing 242,457 shares into 243,963 Class A Shares.

(d)	Effective April 1, 2025, NAA Opportunity Class A had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-half-for-one stock split.

(e)	Effective April 1, 2025, NAA Opportunity Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(f)	Effective April 1, 2025, NAA Opportunity Class P had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-half-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund			NAA World Equity Income Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025		March 31, 2026	September 30, 2025
	(Unaudited)			(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,488,177	$2,828,635		$309,485	$661,427
Net realized gain on investments	17,396,856	69,545,740		2,471,825	6,854,444
Net change in unrealized appreciation (depreciation) on investments	(15,300,118)	(60,246,256)		93,003	(2,487,993)
Net increase in net assets resulting from operations	3,584,915	12,128,119		2,874,313	5,027,878
From Distributions to Shareholders:
Class A	(32,004,095)	(26,932,897)		(5,459,063)	(2,789,439)
Class C	(215,946)	(460,313)		(139,810)	(117,920)
Institutional Class	(4,541,305)	(26,724,429)		(322,579)	(166,347)
Class P	—	(433,101	) (a)	—	(4,023	) (a)
Total distributions to shareholders	(36,761,346)	(54,550,740)		(5,921,452)	(3,077,729)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	1,081,137	7,432,386	(b)	612,912	2,128,326	(c)
Class C	31,719	70,804		15,134	9,710
Institutional Class	3,004,206	4,621,037		418,056	862,501
Class P	—	4,226	(a)	—	25	(a)
Reinvestment of distributions
Class A	31,183,059	26,152,208		5,244,787	2,683,797
Class C	215,301	455,273		139,810	117,920
Institutional Class	3,997,206	21,015,786		320,040	165,116
Class P	—	433,101	(a)	—	4,022	(a)
Cost of shares redeemed
Class A	(20,266,305)	(45,113,083)		(3,810,235)	(8,915,411)
Class C	(389,914)	(1,523,167)		(431,215)	(1,542,771)
Institutional Class	(8,855,396)	(32,568,442)		(536,060)	(2,060,174)
Class P	—	(4,526,829	) (a)(b)	—	(96,219	) (a)(c)
Tax-free interclass conversion
Class A	—	3,338,265		—	73,726
Class P	—	(3,338,265	) (b)	—	(73,726	) (c)
Net increase (decrease) in net assets from share transactions of beneficial interest	10,001,013	(23,546,700)		1,973,229	(6,643,158)
Total Decrease In Net Assets	(23,175,418)	(65,969,321)		(1,073,910)	(4,693,009)

Net Assets:
Beginning of year/period	305,596,724	371,566,045		47,332,260	52,025,269
End of year/period	$282,421,306	$305,596,724		$46,258,350	$47,332,260

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund			NAA World Equity Income Fund

	Six Months Ended	Year Ended		Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025		March 31, 2026	September 30, 2025
SHARE ACTIVITY	(Unaudited)			(Unaudited)
Class A
Shares Sold	29,548	109,033	(b)	33,778	122,258	(c)
Shares Reinvested	886,890	708,732		306,219	164,962
Shares Redeemed	(546,005)	(1,187,070)		(212,536)	(529,252)
Tax-free interclass conversion	—	97,211	(a)	—	4,593	(a)
Net increase (decrease) in shares of beneficial interest outstanding	370,433	(272,094)		127,461	(237,439)

Class C
Shares Sold	757	2,564		1,080	719
Shares Reinvested	5,426	22,101		10,505	9,056
Shares reduced due to reverse split	(59,956)	(59,956	) (d)	—	—
Shares Redeemed	(9,440)	(58,812)		(30,138)	(110,518)
Net decrease in shares of beneficial interest outstanding	(63,213)	(94,103)		(18,553)	(100,743)

Institutional Class
Shares Sold	76,002	412,108		22,677	51,868
Shares Reinvested	107,916	4,351,094		18,840	10,220
Shares reduced due to reverse split	—	(7,672,519	) (e)	—	—
Shares Redeemed	(226,704)	(4,077,860)		(29,903)	(123,530)
Net increase (decrease) in shares of beneficial interest outstanding	(42,786)	(6,987,177)		11,614	(61,442)

Class P
Shares Sold	—	108		—	1
Shares Reinvested	—	11,846		—	249
Shares Redeemed	—	(32,399	) (b)	—	(1,282	) (c)
Tax-free interclass conversion	—	(98,129	) (b)	—	(4,546	) (c)
Net decrease in shares of beneficial interest outstanding	—	(118,574	) (a)	—	(5,578	) (a)

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.

(b)	Includes automatic conversion from Class P shares of $3,338,265 representing 98,129 shares into 97,211 Class A Shares.

(c)	Includes automatic conversion from Class P shares of $73,726 representing 4,546 shares into 4,593 Class A Shares.

(d)	Effective April 1, 2025, NAA SMid Cap Value Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(e)	Effective April 1, 2025, NAA SMid Cap Value Institutional Class had a eight-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the eight-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$18.29		$18.64		$14.04	$14.23	$18.11	$14.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.15		(0.04)	0.26	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.39)		2.18		4.90	(0.40)	(1.27)	4.18
Total income (loss) from investment operations	(0.33)		2.33		4.86	(0.14)	(1.28)	4.12

Less distributions from:
Net investment income	(0.14)		(0.02)		(0.26)	(0.05)	—	(0.01)
Net realized gain	(1.56)		(2.66)		—	—	(2.60)	—
Total distributions	(1.70)		(2.68)		(0.26)	(0.05)	(2.60)	(0.01)

Net asset value, end of period/year	$16.26		$18.29		$18.64	$14.04	$14.23	$18.11
Total return (b)	(2.37	)% (g)	13.80%		35.05%	(0.97)%	(9.40)%	29.42%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$108,593		$121,344		$128,383	$111,157	$135,504	$152,598

Net investment income (loss)	0.67	% (h)	0.84%		(0.25)’%	1.81%	(0.03)%	(0.38)%

Total expenses (c)	1.46	% (h)	1.50%		1.54%	1.58%	1.48%	1.44%
Net expenses (d)(e)	1.45	% (h)	1.45%		1.43%	1.47%	1.39%	1.42%

Portfolio turnover rate	30	% (g)	87	% (f)	125%	130%	149%	131%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.45%	1.45%	1.43%	1.46%	1.38%	1.41%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$16.14		$16.83		$12.67	$12.87	$16.72	$13.01

Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(i)	0.04		(0.13)	0.16	(0.12)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.33)		1.93		4.44	(0.36)	(1.13)	3.87
Total income (loss) from investment operations	(0.33)		1.97		4.31	(0.20)	(1.25)	3.71

Less distributions from:
Net investment income	—		—		(0.15)	—	—	—
Net realized gain	(1.56)		(2.66)		—	—	(2.60)	—
Total distributions	(1.56)		(2.66)		(0.15)	—	(2.60)	—

Net asset value, end of period/year	$14.25		$16.14		$16.83	$12.67	$12.87	$16.72
Total return (b)	(2.64	)% (g)	13.06%		34.24%	(1.55)%	(10.08)%	28.52%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$5,604		$7,269		$9,878	$11,548	$20,835	$60,153

Net investment income (loss)	0.06	% (h)	0.23%		(0.91)%	1.25%	(0.82)%	(1.02)%

Total expenses (c)	2.21	% (h)	2.23%		2.25%	2.21%	2.21%	2.15%
Net expenses (d)(e)	2.05	% (h)	2.05%		2.08%	2.08%	2.08%	2.09%

Portfolio turnover rate	30	% (g)	87	% (f)	125%	130%	149%	131%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
2.05%	2.05%	2.07%	2.07%	2.08%	2.08%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$19.26		$19.47		$14.66	$14.85	$18.74	$14.48

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.23		0.02	0.33	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	(0.41)		2.29		5.12	(0.42)	(1.33)	4.32
Total income (loss) from investment operations	(0.31)		2.52		5.14	(0.09)	(1.29)	4.31

Less distributions from:
Net investment income	(0.19)		(0.07)		(0.33)	(0.10)	—	(0.05)
Net realized gain	(1.56)		(2.66)		—	—	(2.60)	—
Total distributions	(1.75)		(2.73)		(0.33)	(0.10)	(2.60)	(0.05)

Net asset value, end of period/year	$17.20		$19.26		$19.47	$14.66	$14.85	$18.74
Total return (b)	(2.17	)% (g)	14.24%		35.55%	(0.58)%	(9.11)%	29.81%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$58,206		$59,978		$61,690	$63,225	$93,219	$137,682

Net investment income (loss)	1.07	% (h)	1.24%		0.10%	2.22%	0.25%	(0.04)%

Total expenses (c)	1.21	% (h)	1.22%		1.21%	1.22%	1.20%	1.15%
Net expenses (d)(e)	1.05	% (h)	1.05%		1.07%	1.08%	1.08%	1.09%

Portfolio turnover rate	30	% (g)	87	% (f)	125%	130%	149%	131%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.05%	1.05%	1.07%	1.07%	1.08%	1.09%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$18.55		$18.85		$14.19	$14.36	$18.25	$14.10

Income (loss) from investment operations:
Net investment income (loss) (a)	0.07		0.17		(0.03)	0.28	0.00 (g)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.39)		2.21		4.97	(0.39)	(1.29)	4.20
Total income (loss) from investment operations	(0.32)		2.38		4.94	(0.11)	(1.29)	4.15

Less distributions from:
Net investment income	(0.14)		(0.02)		(0.28)	(0.06)	—	0.00 (g)
Net realized gain	(1.56)		(2.66)		—	—	(2.60)	—
Total distributions	(1.70)		(2.68)		(0.28)	(0.06)	(2.60)	—

Net asset value, end of period/year	$16.53		$18.55		$18.85	$14.19	$14.36	$18.25
Total return (b)	(2.28	)% (h)	13.92%		35.26%	(0.80)%	(9.38)%	29.45%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,957		$4,915		$4,660	$4,363	$5,424	$8,533

Net investment income (loss)	0.82	% (i)	0.99%		(0.16)%	1.96%	(0.01)%	(0.28)%

Total expenses (c)	1.46	% (i)	1.47%		1.47%	1.47%	1.43%	1.38%
Net expenses (d)(e)	1.30	% (i)	1.30%		1.32%	1.33%	1.33%	1.34%

Portfolio turnover rate	30	% (h)	87	% (f)	125%	130%	149%	131%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.30%	1.30%	1.32%	1.32%	1.33%	1.34%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Less than $0.01 per share.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$48.67		$50.31		$45.66	$43.75	$50.08	$38.17

Income (loss) from investment operations:
Net investment income (a)	0.18		0.41		0.58	0.61	0.56	0.41
Net realized and unrealized gain (loss) on investments	0.63		3.50		9.37	5.55	(3.40)	14.51
Total income (loss) from investment operations	0.81		3.91		9.95	6.16	(2.84)	14.92

Less distributions from:
Net investment income	(0.35)		(0.64)		(0.70)	(0.52)	(0.43)	(1.30)
Net realized gain	(6.04)		(4.91)		(4.60)	(3.73)	(3.06)	(1.71)
Total distributions	(6.39)		(5.55)		(5.30)	(4.25)	(3.49)	(3.01)

Net asset value, end of period/year	$43.09		$48.67		$50.31	$45.66	$43.75	$50.08
Total return (b)	1.29	% (g)	8.82%		23.55%	14.19%	(6.43)%	40.59%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$41,752		$44,593		$35,888	$31,862	$30,733	$36,678

Net investment income	0.78	% (h)	0.92%		1.25%	1.32%	1.11%	0.88%

Total expenses (c)	1.26	% (h)	1.38%		1.52%	1.47%	1.41%	1.47%
Net expenses (d)(e)	1.10	% (h)	1.10%		1.12%	1.12%	1.13%	1.15%

Portfolio turnover rate	34	% (g)	61	% (f)	13%	19%	33%	19%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.10%	1.10%	1.12%	1.12%	1.13%	1.14%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$42.29		$44.33		$40.68	$39.44	$45.43	$34.79

Income (loss) from investment operations:
Net investment income (a)	0.00	(i)	0.06		0.21	0.24	0.18	0.05
Net realized and unrealized gain (loss) on investments	0.57		3.03		8.30	5.00	(3.07)	13.23
Total income (loss) from investment operations	0.57		3.09		8.51	5.24	(2.89)	13.28

Less distributions from:
Net investment income	—		(0.22)		(0.26)	(0.27)	(0.04)	(0.93)
Net realized gain	(6.04)		(4.91)		(4.60)	(3.73)	(3.06)	(1.71)
Total distributions	(6.04)		(5.13)		(4.86)	(4.00)	(3.10)	(2.64)

Net asset value, end of period/year	$36.82		$42.29		$44.33	$40.68	$39.44	$45.43
Total return (b)	0.92	% (g)	8.00%		22.63%	13.33%	(7.13)%	39.55%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,223		$1,539		$1,168	$1,225	$1,653	$1,191

Net investment income	0.02	% (h)	0.16%		0.50%	0.57%	0.39%	0.12%

Total expenses (c)	2.20	% (h)	2.09%		2.36%	2.28%	2.29%	2.36%
Net expenses (d)(e)	1.85	% (h)	1.85%		1.87%	1.87%	1.88%	1.89%

Portfolio turnover rate	34	% (g)	61	% (f)	13%	19%	33%	19%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.85%	1.85%	1.87%	1.87%	1.88%	1.89%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

(i)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$47.60		$49.36		$44.90	$43.11	$49.39	$37.71

Income (loss) from investment operations:
Net investment income (a)	0.23		0.51		0.68	0.74	0.71	0.52
Net realized and unrealized gain (loss) on investments	0.63		3.42		9.21	5.43	(3.38)	14.31
Total income (loss) from investment operations	0.86		3.93		9.89	6.17	(2.67)	14.83

Less distributions from:
Net investment income	(0.47)		(0.78)		(0.83)	(0.65)	(0.55)	(1.44)
Net realized gain	(6.04)		(4.91)		(4.60)	(3.73)	(3.06)	(1.71)
Total distributions	(6.51)		(5.69)		(5.43)	(4.38)	(3.61)	(3.15)

Net asset value, end of period/year	$41.95		$47.60		$49.36	$44.90	$43.11	$49.39
Total return (b)	1.43	% (g)	9.06%		23.89%	14.48%	(6.20)%	40.93%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$23,606		$25,208		$3,021	$2,028	$5,246	$1,364

Net investment income	1.03	% (h)	1.16%		1.48%	1.61%	1.46%	1.10%

Total expenses (c)	1.01	% (h)	1.04%		1.29%	1.21%	1.15%	1.24%
Net expenses (d)(e)	0.85	% (h)	0.85%		0.87%	0.87%	0.88%	0.89%

Portfolio turnover rate	34	% (g)	61	% (f)	13%	19%	33%	19%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
0.85%	0.85%	0.87%	0.87%	0.88%	0.89%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$23.19		$24.71		$18.44	$21.18	$27.35	$23.01

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)		0.05		0.66	0.56	0.18	0.06
Net realized and unrealized gain (loss) on investments	(0.62)		3.20		6.11	3.32	(5.02)	6.46
Total income (loss) from investment operations	(0.64)		3.25		6.77	3.88	(4.84)	6.52

Less distributions from:
Net investment income	(0.04)		(0.66)		(0.50)	(0.22)	(0.08)	(0.19)
Net realized gain	(0.65)		(4.11)		—	(6.40)	(1.25)	(1.99)
Total distributions	(0.69)		(4.77)		(0.50)	(6.62)	(1.33)	(2.18)

Net asset value, end of period/year	$21.86		$23.19		$24.71	$18.44	$21.18	$27.35
Total return (b)	(2.99	)% (g)	15.18%		37.38%	21.81%	(18.94)%	29.91%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$226,827		$246,989		$254,992	$201,587	$186,957	$247,243

Net investment income (loss)	(0.14	)% (h)	0.21%		3.04%	3.01%	0.68%	0.23%

Total expenses (c)	1.25	% (h)	1.25%		1.62%	1.48%	1.20%	1.23%
Net expenses (d)	1.25	% (f)(h)	1.25	% (f)	1.59%	1.44%	1.15%	1.17%

Portfolio turnover rate	32	% (g)	141	% (e)	56%	56%	62%	25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
1.25%	1.25%

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$25.43		$35.79		$27.48	$40.71	$54.09	$47.61

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.11)		(0.07)		0.69	0.63	(0.06)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.69)		(5.60	) (f)	8.94	5.79	(9.60)	13.02
Total income (loss) from investment operations	(0.80)		(5.67)		9.63	6.42	(9.66)	12.69

Less distributions from:
Net investment income	—		(0.58)		(1.32)	(0.45)	—	(0.24)
Net realized gain	(0.65)		(4.11)		—	(19.20)	(3.72)	(5.97)
Total distributions	(0.65)		(4.69)		(1.32)	(19.65)	(3.72)	(6.21)

Net asset value, end of period/year	$23.98		$25.43		$35.79	$27.48	$40.71	$54.09
Total return (b)	(3.29	)% (h)	14.29%		36.17%	20.81%	(19.69)%	28.69%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$563		$607		$842	$797	$999	$869

Net investment income (loss)	(0.88	)% (i)	(0.55)%		2.15%	2.14%	(0.10)%	(0.67)%

Total expenses (c)	2.00	% (i)	2.00%		2.51%	2.32%	2.10%	2.15%
Net expenses (d)	2.00	% (g)(i)	2.00	% (g)	2.48%	2.28%	2.04%	2.09%

Portfolio turnover rate	32	% (h)	141	% (e)	56%	56%	62%	25%

*	Effective April 1, 2025, NAA Large Core Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(g)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
2.00%	2.00%

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$22.76		$24.35		$18.18	$20.98	$27.10	$22.83

Income (loss) from investment operations:
Net investment income (a)	0.01		0.10		0.69	0.60	0.23	0.10
Net realized and unrealized gain (loss) on investments	(0.61)		3.14		6.03	3.27	(4.97)	6.40
Total income (loss) from investment operations	(0.60)		3.24		6.72	3.87	(4.74)	6.50

Less distributions from:
Net investment income	(0.09)		(0.72)		(0.55)	(0.27)	(0.14)	(0.24)
Net realized gain	(0.65)		(4.11)		—	(6.40)	(1.24)	(1.99)
Total distributions	(0.74)		(4.83)		(0.55)	(6.67)	(1.38)	(2.23)

Net asset value, end of period/year	$21.42		$22.76		$24.35	$18.18	$20.98	$27.10
Total return (b)	(2.85	)% (g)	15.44%		37.71%	22.06%	(18.78)%	30.12%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$8,059		$8,826		$8,170	$6,158	$4,878	$6,260

Net investment income	0.11	% (h)	0.59%		3.25%	3.23%	0.88%	0.38%

Total expenses (c)	1.00	% (h)	1.00%		1.41%	1.27%	1.00%	1.06%
Net expenses (d)	1.00	% (f)(h)	1.00	% (f)	1.38%	1.23%	0.95%	0.99%

Portfolio turnover rate	32	% (g)	141	% (e)	56%	56%	62%	25%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
1.00%	1.00%

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$38.59		$37.44		$29.13	$34.22	$52.73	$45.98

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.10)		(0.14)		0.91	0.76	0.16	(0.02)
Net realized and unrealized gain (loss) on investments	0.03		2.24		8.15	5.07	(15.32)	13.67
Total income (loss) from investment operations	(0.07)		2.10		9.06	5.83	(15.16)	13.65

Less distributions from:
Net investment income	—		(0.95)		(0.75)	(0.19)	—	(0.20)
Net realized gain	—		—		—	(10.73)	(3.35)	(6.70)
Total distributions	—		(0.95)		(0.75)	(10.92)	(3.35)	(6.90)

Net asset value, end of period/year	$38.52		$38.59		$37.44	$29.13	$34.22	$52.73
Total return (b)	(0.18	)% (g)	5.70%		31.52%	19.84%	(30.68)%	31.07%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$66,371		$70,537		$75,899	$63,225	$67,014	$107,983

Net investment income (loss)	(0.52	)% (h)	(0.38)%		2.72%	2.52%	0.36%	(0.04)%

Total expenses (c)	1.41	% (h)	1.52%		1.69%	1.66%	1.32%	1.34%
Net expenses (d)	1.41	% (f)(h)	1.52	% (f)	1.68%	1.65%	1.30%	1.28%

Portfolio turnover rate	44	% (g)	144	% (e)	80%	82%	72%	44%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
1.41%	1.52%

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$39.39		$40.08		$32.67	$56.76	$92.76	$88.20

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.25)		(0.26)		0.63	0.60	(0.45)	(0.87)
Net realized and unrealized gain (loss) on investments	0.02		0.44		8.94	7.50	(25.50)	25.53
Total income (loss) from investment operations	(0.23)		0.18		9.57	8.10	(25.95)	24.66

Less distributions from:
Net investment income	—		(0.87)		(2.16)	—	—	—
Net realized gain	—		—		—	(32.19)	(10.05)	(20.10)
Total distributions	—		(0.87)		(2.16)	(32.19)	(10.05)	(20.10)

Net asset value, end of period/year	$39.16		$39.39		$40.08	$32.67	$56.76	$92.76
Total return (b)	(0.53	)% (g)	4.89%		30.26%	18.85%	(31.33)%	29.88%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$197		$273		$612	$556	$688	$1,327

Net investment income (loss)	(1.26	)% (h)	(1.09)%		1.77%	1.66%	(0.59)%	(0.94)%

Total expenses (c)	2.16	% (h)	2.27%		2.64%	2.49%	2.25%	2.26%
Net expenses (d)	2.16	% (f)(h)	2.27	% (f)	2.63%	2.48%	2.23%	2.20%

Portfolio turnover rate	44	% (g)	144	% (e)	80%	82%	72%	44%

*	Effective April 1, 2025, NAA Mid Growth Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
2.27%	2.27%

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$38.62		$37.47		$29.13	$34.25	$52.71	$45.98

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.05)		(0.06)		0.99	0.82	0.22	0.07
Net realized and unrealized gain (loss) on investments	0.03		2.25		8.15	5.05	(15.33)	13.65
Total income (loss) from investment operations	(0.02)		2.19		9.14	5.87	(15.11)	13.72

Less distributions from:
Net investment income	—		(1.04)		(0.80)	(0.26)	—	(0.29)
Net realized gain	—		—		—	(10.73)	(3.35)	(6.70)
Total distributions	—		(1.04)		(0.80)	(10.99)	(3.35)	(6.99)

Net asset value, end of period/year	$38.60		$38.62		$37.47	$29.13	$34.25	$52.71
Total return (b)	(0.05	)% (g)	5.94%		31.84%	20.02%	(30.60)%	31.26%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,117		$1,264		$1,130	$917	$884	$1,390

Net investment income (loss)	(0.27	)% (h)	(0.16)%		2.95%	2.72%	0.50%	0.14%

Total expenses (c)	1.16	% (h)	1.27%		1.46%	1.49%	1.20%	1.17%
Net expenses (d)	1.16	% (f)(h)	1.27	% (f)	1.46%	1.49%	1.18%	1.11%

Portfolio turnover rate	44	% (g)	144	% (e)	80%	82%	72%	44%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(f)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025
1.16%	1.27%

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$30.65		$33.11		$29.06	$25.10	$27.08	$25.34

Income (loss) from investment operations:
Net investment income (a)	0.17		0.19		0.15	0.11	0.11	0.15
Net realized and unrealized gain (loss) on investments	3.55		(2.43)		4.08	4.05	(1.85)	1.91
Total income (loss) from investment operations	3.72		(2.24)		4.23	4.16	(1.74)	2.06

Less distributions from:
Net investment income	(0.22)		(0.22)		(0.18)	(0.20)	(0.24)	(0.32)
Net realized gain	—		—		—	—	—	—
Total distributions	(0.22)		(0.22)		(0.18)	(0.20)	(0.24)	(0.32)

Net asset value, end of period/year	$34.15		$30.65		$33.11	$29.06	$25.10	$27.08
Total return (b)	12.21	% (g)	(6.44)%		14.64%	16.62%	(6.55)%	8.17%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,451		$3,203		$3,054	$2,842	$2,610	$3,042

Net investment income	1.08	% (h)	0.76%		0.49%	0.39%	0.39%	0.56%

Total expenses (c)	1.64	% (h)	1.72%		1.95%	1.94%	1.91%	1.94%
Net expenses (d)(e)	1.64	% (h)	1.71%		1.73%	1.74%	1.76%	1.76%

Portfolio turnover rate	75	% (g)	234	% (f)	306%	309%	283%	169%

*	Effective April 1, 2025, NAA Opportunity Class A had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-half-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.64%	1.71%	1.73%	1.74%	1.76%	1.76%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$35.68		$38.44		$33.76	$29.18	$31.52	$29.42

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		(0.02)		(0.10)	(0.12)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investments	4.14		(2.74)		4.78	4.70	(2.16)	2.22
Total income (loss) from investment operations	4.20		(2.76)		4.68	4.58	(2.28)	2.16

Less distributions from:
Net investment income	—		—		—	—	(0.06)	(0.06)
Net realized gain	—		—		—	—	—	—
Total distributions	—		—		—	—	(0.06)	(0.06)

Net asset value, end of period/year	$39.88		$35.68		$38.44	$33.76	$29.18	$31.52
Total return (b)	11.77	% (g)	(7.18)%		13.86%	15.70%	(7.25)%	7.37%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$32		$43		$191	$194	$195	$277

Net investment income (loss)	0.32	% (h)	(0.09)%		(0.27)%	(0.36)%	(0.37)%	(0.19)%

Total expenses (c)	2.39	% (h)	2.56%		2.77%	2.77%	2.75%	2.75%
Net expenses (d)(e)	2.39	% (h)	2.46%		2.48%	2.50%	2.51%	2.51%

Portfolio turnover rate	75	% (g)	234	% (f)	306%	309%	283%	169%

*	Effective April 1, 2025, NAA Opportunity Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
2.39%	2.46%	2.48%	2.49%	2.51%	2.51%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$30.36		$32.67		$28.56	$24.59	$26.44	$24.65

Income (loss) from investment operations:
Net investment income (a)	0.21		0.31		0.24	0.17	0.17	0.22
Net realized and unrealized gain (loss) on investments	3.51		(2.34)		4.03	3.97	(1.81)	1.85
Total income (loss) from investment operations	3.72		(2.03)		4.27	4.14	(1.64)	2.07

Less distributions from:
Net investment income	(0.30)		(0.28)		(0.16)	(0.17)	(0.21)	(0.28)
Net realized gain	—		—		—	—	—	—
Total distributions	(0.30)		(0.28)		(0.16)	(0.17)	(0.21)	(0.28)

Net asset value, end of period/year	$33.78		$30.36		$32.67	$28.56	$24.59	$26.44
Total return (b)	12.34	% (g)	(6.23)%		15.04%	16.89%	(6.31)%	8.46%
Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$36,319		$31,757		$33,903	$30,296	$25,632	$29,778

Net investment income	1.33	% (h)	0.99%		0.80%	0.64%	0.64%	0.82%

Total expenses (c)	1.39	% (h)	1.46%		1.54%	1.56%	1.54%	1.58%
Net expenses (d)(e)	1.39	% (h)	1.41%		1.42%	1.49%	1.51%	1.50%

Portfolio turnover rate	75	% (g)	234	% (f)	306%	309%	283%	169%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.40%	1.41%	1.42%	1.48%	1.50%	1.50%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$32.68		$34.46		$27.61	$29.48	$36.87	$29.97

Income (loss) from investment operations:
Net investment income (a)	0.39		0.66		0.71	0.56	0.23	0.32
Net realized and unrealized gain (loss) on investments	(0.14)		(1.19)		7.01	(0.31)	(5.35)	8.86
Total income (loss) from investment operations	0.25		(0.53)		7.72	0.25	(5.12)	9.18

Less distributions from:
Net investment income	(0.35)		(0.69)		(0.87)	(0.63)	(0.55)	(0.54)
Return of Capital	—		—		—	(0.20)	—	—
Net realized gain	(0.03)		(0.56)		—	(1.29)	(1.72)	(1.74)
Total distributions	(0.38)		(1.25)		(0.87)	(2.12)	(2.27)	(2.28)

Net asset value, end of period/year	$32.55		$32.68		$34.46	$27.61	$29.48	$36.87
Total return (b)	0.67	% (g)	(1.40)%		28.31%	0.58%	(15.31)%	32.13%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$10,840		$11,430		$4,837	$4,280	$9,043	$10,098

Net investment income	2.42	% (h)	2.07%		2.31%	1.86%	0.62%	0.95%

Total expenses (c)	1.95	% (h)	1.99%		1.73%	1.72%	1.62%	1.39%
Net expenses (d)(e)	1.89	% (h)	1.96%		1.70%	1.66%	1.58%	1.38%

Portfolio turnover rate	8	% (g)	69	% (f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.24%	1.24%	1.22%	1.27%	1.22%	1.21%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$32.42		$34.18		$27.38	$29.23	$36.55	$29.76

Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		0.33		0.47	0.42	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	(0.12)		(1.09)		6.97	(0.38)	(5.30)	8.76
Total income (loss) from investment operations	0.15		(0.76)		7.44	0.04	(5.31)	8.81

Less distributions from:
Net investment income	(0.27)		(0.44)		(0.64)	(0.40)	(0.29)	(0.28)
Return of Capital	—		—		—	(0.20)	—	—
Net realized gain	(0.03)		(0.56)		—	(1.29)	(1.72)	(1.74)
Total distributions	(0.30)		(1.00)		(0.64)	(1.89)	(2.01)	(2.02)

Net asset value, end of period/year	$32.27		$32.42		$34.18	$27.38	$29.23	$36.55
Total return (b)	0.35	% (g)	(2.13)%		27.44%	(0.10)%	(15.93)%	31.05%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,021		$3,805		$5,007	$4,667	$5,382	$5,029

Net investment income (loss)	1.67	% (h)	1.05%		1.56%	1.40%	(0.03)%	0.16%

Total expenses (c)	2.70	% (h)	2.71%		2.47%	2.36%	2.34%	2.21%
Net expenses (d)(e)	2.59	% (h)	2.64%		2.43%	2.32%	2.31%	2.20%

Portfolio turnover rate	8	% (g)	69	% (f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.94%	1.94%	1.95%	1.93%	1.95%	2.04%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$33.20		$34.97		$28.01	$29.88	$37.34	$30.34

Income (loss) from investment operations:
Net investment income (a)	0.45		0.67		0.79	0.74	0.34	0.41
Net realized and unrealized gain (loss) on investments	(0.13)		(1.11)		7.16	(0.39)	(5.42)	8.98
Total income (loss) from investment operations	0.32		(0.44)		7.95	0.35	(5.08)	9.39

Less distributions from:
Net investment income	(0.40)		(0.77)		(0.99)	(0.73)	(0.66)	(0.65)
Return of Capital	—		—		—	(0.20)	—	—
Net realized gain	(0.03)		(0.56)		—	(1.29)	(1.72)	(1.74)
Total distributions	(0.43)		(1.33)		(0.99)	(2.22)	(2.38)	(2.39)

Net asset value, end of period/year	$33.09		$33.20		$34.97	$28.01	$29.88	$37.34
Total return (b)	0.85	% (g)	(1.11)%		28.74%	0.91%	(15.05)%	32.52%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$166,323		$196,661		$318,313	$335,217	$409,719	$465,267

Net investment income	2.72	% (h)	2.04%		2.56%	2.43%	0.92%	1.18%

Total expenses (c)	1.69	% (h)	1.70%		1.43%	1.34%	1.30%	1.10%
Net expenses (d)(e)	1.57	% (h)	1.62%		1.40%	1.29%	1.28%	1.10%

Portfolio turnover rate	8	% (g)	69	% (f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
0.92%	0.92%	0.92%	0.90%	0.92%	0.94%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$39.10		$41.51		$34.78	$32.58	$38.00	$26.27

Income (loss) from investment operations:
Net investment income (a)	0.18		0.33		0.26	0.37	0.36	0.19
Net realized and unrealized gain (loss) on investments	0.31		1.26		7.06	3.75	(3.16)	11.54
Total income (loss) from investment operations	0.49		1.59		7.32	4.12	(2.80)	11.73

Less distributions from:
Net investment income	(0.22)		(0.24)		(0.09)	(0.22)	(0.10)	—
Return of Capital	—		—		—	—	—	—
Net realized gain	(4.69)		(3.76)		(0.50)	(1.70)	(2.52)	—
Total distributions	(4.91)		(4.00)		(0.59)	(1.92)	(2.62)	—

Net asset value, end of period/year	$34.68		$39.10		$41.51	$34.78	$32.58	$38.00
Total return (b)	1.08	% (g)	4.39%		21.25%	12.65%	(8.08)%	44.65%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$246,626		$263,570		$291,071	$273,173	$262,943	$315,323

Net investment income	0.98	% (h)	0.88%		0.68%	1.05%	0.96%	0.53%

Total expenses (c)	1.32	% (h)	1.24%		1.24%	1.20%	1.19%	1.20%
Net expenses (d)(e)	1.15	% (h)	1.15%		1.20%	1.15%	1.18%	1.19%

Portfolio turnover rate	46	% (g)	63	% (f)	25%	28%	39%	34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.15%	1.15%	1.20%	1.15%	1.18%	1.19%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$43.38		$49.64		$42.20	$40.82	$49.70	$34.64

Income (loss) from investment operations:
Net investment income (a)	0.02		0.00	(h)	(0.06)	0.08	0.02	(0.12)
Net realized and unrealized gain (loss) on investments	0.34		(2.46	) (g)	8.50	4.70	(3.86)	15.18
Total income (loss) from investment operations	0.36		(2.46)		8.44	4.78	(3.84)	15.06

Less distributions from:
Net investment income	—		(0.04)		—	—	—	—
Return of Capital	—		—		—	—	—	—
Net realized gain	(4.69)		(3.76)		(1.00)	(3.40)	(5.04)	—
Total distributions	(4.69)		(3.80)		(1.00)	(3.40)	(5.04)	—

Net asset value, end of period/year	$39.05		$43.38		$49.64	$42.20	$40.82	$49.70
Total return (b)	0.65	% (i)	3.51%		20.27%	11.67%	(8.85)%	43.48%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,816		$2,159		$3,570	$4,205	$5,256	$10,015

Net investment income (loss)	0.12	% (j)	0.01%		(0.15)%	0.18%	0.04%	(0.27)%

Total expenses (c)	2.07	% (j)	2.00%		2.10%	2.10%	2.09%	2.05%
Net expenses (d)(e)	2.00	% (j)	2.00%		2.02%	2.02%	2.02%	2.02%

Portfolio turnover rate	46	% (i)	63	% (f)	25%	28%	39%	34%

*	Effective April 1, 2025, NAA SMid Cap Value Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
2.00%	2.00%	2.02%	2.02%	2.02%	2.01%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(h)	Less than .005.

(i)	Not annualized.

(j)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025*		September 30, 2024*	September 30, 2023*	September 30, 2022*	September 30, 2021*
Net asset value, beginning of period/year	$41.01		$72.40		$64.80	$71.84	$99.36	$68.56

Income (loss) from investment operations:
Net investment income (a)	0.24		0.10		0.64	0.88	0.96	0.64
Net realized and unrealized gain (loss) on investments	0.32		(27.39	) (g)	12.64	8.32	(6.56)	30.16
Total income (loss) from investment operations	0.56		(27.29)		13.28	9.20	(5.60)	30.80

Less distributions from:
Net investment income	(0.32)		(0.34)		(1.68)	(2.64)	(1.76)	—
Net realized gain	(4.69)		(3.76)		(4.00)	(13.60)	(20.16)	—
Total distributions	(5.01)		(4.10)		(5.68)	(16.24)	(21.92)	—

Net asset value, end of period/year	$36.56		$41.01		$72.40	$64.80	$71.84	$99.36
Total return (b)	1.19	% (h)	4.67%		21.52%	12.91%	(7.93)%	44.92%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$33,979		$39,868		$72,044	$80,679	$81,792	$96,973

Net investment income	1.20	% (i)	1.05%		0.94%	1.26%	1.14%	0.70%

Total expenses (c)	1.07	% (i)	0.99%		0.99%	0.98%	1.03%	1.06%
Net expenses (d)(e)	0.92	% (i)	0.92%		0.94%	0.94%	1.01%	1.02%

Portfolio turnover rate	46	% (h)	63	% (f)	25%	28%	39%	34%

*	Effective April 1, 2025, NAA SMid Cap Value Institutional Class had a eight-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the eight-for-one stock split.

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
0.92%	0.92%	0.94%	0.94%	1.01%	1.02%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$18.39		$17.57		$14.19	$12.49	$18.73	$15.03

Income (loss) from investment operations:
Net investment income (a)	0.12		0.24		0.28	0.26	0.29	0.28
Net realized and unrealized gain (loss) on investments	1.00		1.69		3.39	1.70	(1.97)	3.79
Total income (loss) from investment operations	1.12		1.93		3.67	1.96	(1.68)	4.07

Less distributions from:
Net investment income	(0.14)		(0.39)		(0.29)	(0.25)	(0.34)	(0.34)
Net realized gain	(2.21)		(0.72)		—	(0.01)	(4.22)	(0.03)
Total distributions	(2.35)		(1.11)		(0.29)	(0.26)	(4.56)	(0.37)

Net asset value, end of period/year	$17.16		$18.39		$17.57	$14.19	$12.49	$18.73
Total return (b)	6.17	% (g)	11.88%		26.03%	15.69%	(13.44)%	27.13%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$43,006		$43,751		$45,969	$39,183	$35,905	$44,337

Net investment income	1.30	% (h)	1.43%		1.78%	1.84%	1.87%	1.55%

Total expenses (c)	1.46	% (h)	1.59%		1.57%	1.50%	1.39%	1.45%
Net expenses (d)(e)	1.17	% (h)	1.17%		1.19%	1.19%	1.20%	1.21%

Portfolio turnover rate	27	% (g)	108	% (f)	122%	156%	162%	191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.17%	1.17%	1.19%	1.18%	1.20%	1.21%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$14.77		$14.34		$11.59	$10.20	$16.03	$12.87

Income (loss) from investment operations:
Net investment income (a)	0.04		0.09		0.13	0.13	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.81		1.35		2.76	1.39	(1.56)	3.24
Total income (loss) from investment operations	0.85		1.44		2.89	1.52	(1.42)	3.37

Less distributions from:
Net investment income	(0.09)		(0.29)		(0.14)	(0.12)	(0.19)	(0.18)
Net realized gain	(2.21)		(0.72)		—	(0.01)	(4.22)	(0.03)
Total distributions	(2.30)		(1.01)		(0.14)	(0.13)	(4.41)	(0.21)

Net asset value, end of period/year	$13.32		$14.77		$14.34	$11.59	$10.20	$16.03
Total return (b)	5.79	% (g)	11.02%		25.05%	14.87%	(14.11)%	26.22%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$826		$1,190		$2,600	$2,645	$2,518	$3,230

Net investment income	0.50	% (h)	0.63%		1.03%	1.10%	1.12%	0.81%

Total expenses (c)	2.21	% (h)	2.37%		2.28%	2.25%	2.20%	2.28%
Net expenses (d)(e)	1.92	% (h)	1.92%		1.94%	1.94%	1.95%	1.96%

Portfolio turnover rate	27	% (g)	108	% (f)	122%	156%	162%	191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
1.92%	1.92%	1.94%	1.93%	1.95%	1.96%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds Trust
Financial Highlights
NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Six Months Ended
	March 31, 2026		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of period/year	$18.26		$17.45		$14.08	$12.40	$18.61	$14.94

Income (loss) from investment operations:
Net investment income (a)	0.14		0.28		0.31	0.28	0.36	0.33
Net realized and unrealized gain (loss) on investments	0.99		1.68		3.37	1.70	(1.98)	3.75
Total income (loss) from investment operations	1.13		1.96		3.68	1.98	(1.62)	4.08

Less distributions from:
Net investment income	(0.16)		(0.43)		(0.31)	(0.29)	(0.37)	(0.38)
Net realized gain	(2.21)		(0.72)		—	(0.01)	(4.22)	(0.03)
Total distributions	(2.37)		(1.15)		(0.31)	(0.30)	(4.59)	(0.41)

Net asset value, end of period/year	$17.02		$18.26		$17.45	$14.08	$12.40	$18.61
Total return (b)	6.30	% (g)	12.19%		26.28%	15.97%	(13.18)%	27.38%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$2,426		$2,391		$3,357	$2,802	$5,736	$2,985

Net investment income	1.55	% (h)	1.67%		1.95%	1.99%	2.36%	1.82%

Total expenses (c)	1.21	% (h)	1.33%		1.30%	1.24%	1.13%	1.21%
Net expenses (d)(e)	0.92	% (h)	0.92%		0.94%	0.94%	0.95%	0.96%

Portfolio turnover rate	27	% (g)	108	% (f)	122%	156%	162%	191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

3/31/2026	9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021
0.92%	0.92%	0.94%	0.93%	0.95%	0.96%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

1.	ORGANIZATION

New Age Alpha Funds Trust (the “Trust”), a diversified Delaware statutory trust organized on February 20, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. Each series, in effect, is representing a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. On March 31, 2026, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds” or “Acquired Funds”):

Fund Name	Inception Date	Investment Objective
NAA Allocation Fund	June 18, 2012	Long-term capital growth
NAA Large Cap Value Fund	August 7, 1944	Long-term capital growth
NAA Large Core Fund	September 10, 1962	Long-term capital growth
NAA Mid Growth Fund	September 17, 1969	Long-term capital growth
NAA Opportunity Fund	July 7, 2003	Long-term capital growth
NAA Risk Managed Real Estate Fund	March 28, 2014	Total return comprised of capital appreciation and current income
NAA SMid Cap Value Fund	May 1, 1997	Long-term capital appreciation
NAA World Equity Income Fund	October 1, 1993	Total return comprised of capital appreciation and current income

The Funds currently offer three classes of shares: Class A, Class C, and Institutional Class shares (with the exception of NAA Allocation Fund which include Class A, Class C, Institutional Class and Class P shares). Effective April 28, 2025, the Funds (except NAA Allocation Fund) converted Class P shares into Class A shares. Class C and Institutional Class shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 4.75%. Each class of shares of the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

The Funds were established as “shell” funds for purposes of the Reorganization (as defined below). Each Acquired Fund reorganized into an Acquiring Fund October 25, 2024 (except for NAA World Equity Income Fund which reorganized into an Acquiring Fund November 8, 2024), from a series of Guggenheim Funds Trust and Transparent Value Trust (the “Acquired Funds Trusts”) to a series of the Trust, as noted below (the “Reorganization”).

Acquired Fund	Acquiring Fund
Guggenheim Directional Allocation Fund**	NAA Allocation Fund
Guggenheim Large Cap Value Fund*	NAA Large Cap Value Fund
Guggenheim RBP® Dividend Fund**
Guggenheim RBP® Large-Cap Defensive Fund**
Guggenheim RBP® Large-Cap Value Fund**
Guggenheim Alpha Opportunity Fund*	NAA Opportunity Fund
Guggenheim Risk Managed Real Estate Fund*	NAA Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund*	NAA SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund*	NAA Large Core Fund
Guggenheim StylePlus—Mid Growth Fund*	NAA Mid Growth Fund
Guggenheim World Equity Income Fund*	NAA World Equity Income Fund

*	Part of the Guggenheim Funds Trust

**	Part of the Transparent Value Trust

The Acquired Funds Trust’s Board of Trustees (the “Acquired Funds Board”) held a Special Meeting of the Shareholders of the Acquired Funds on October 24, 2024, to approve an Agreement and Plan of Reorganization and Termination, under which all of the assets of the Acquired Funds were transferred to a correspondingly named series of the Trust. The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by Guggenheim Investments (“GI”) and New Age Alpha Advisors, LLC (the “Adviser”).

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

On October 24, 2024, the Acquired Funds Board also approved an Agreement and Plan of Reorganization and Termination for the Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund into the Guggenheim Large Cap Value Fund, all part of a series of one of the Acquired Funds Trust (Transparent Value Trust). The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by GI and the Adviser.

The details of the Reorganization for Guggenheim Large Cap Value Fund at the close of business on October 25, 2024, is shown below:

For accounting and financial reporting purposes, the Guggenheim Large Cap Value Fund is the accounting survivor and as a result, the financial statement and financial highlights reflect the operations of the Guggenheim Large Cap Value Fund.

		Unrealized					Net Asset
		Appreciation	Cost of	Market Value of	Conversion	Shares	Value Per
Acquired Fund	Net Assets	(Depreciation)	Investments	Investments	Ratio	Outstanding	Share
Guggenheim RBP® Dividend Fund
Class A	$7,698,669				1 : .3331	476,097	$16.17
Class C	729,343				1 : .3812	44,536	16.38
Institutional Class	7,513,012				1 : .3275	483,013	15.55
Class P	664,053				1 : .3379	40,564	16.37
Fund Total	$16,605,077	$3,553,035	$12,964,495	$16,517,530		1,044,210
Guggenheim RBP® Large-Cap Defensive Fund
Class A	1,568,936				1 : .2349	137,566	11.40
Class C	220,796				1 : .2431	21,139	10.45
Institutional Class	4,483,253				1 : .2560	368,806	12.16
Class P	213,110				1 : .2466	17,839	11.95
Fund Total	6,486,095	1,432,850	5,001,348	6,434,198		545,350
Guggenheim RBP® Large-Cap Value Fund
Class A	2,005,513				1 : .2299	179,702	11.16
Class C	213,328				1 : .2554	19,446	10.97
Institutional Class	4,150,153				1 : .2436	358,737	11.57
Class P	150,806				1 : .2253	13,817	10.91
Fund Total	6,519,800	659,931	4,185,515	4,845,446		571,702
Guggenheim Large Cap Value Fund
Class A	35,566,366				1 : 1.0000	732,614	48.55
Class C	974,710				1 : 1.0000	22,688	42.96
Institutional Class	2,949,843				1 : 1.0000	62,113	47.49
Class P	55,764				1 : 1.0000	1,151	48.45
Fund Total	39,546,683	9,829,858	28,503,687	38,333,545		818,566

The Acquiring Funds are the successors to the Acquired Funds and each has substantially the same investment objectives and strategies as the Acquired Funds. The Reorganization was accomplished through tax-free exchanges of the respective shares and for the respective fair values, costs and unrealized appreciation/depreciation, as noted below and above. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Acquired Funds were carried forward to align to ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The details of the Reorganization at the close of business on October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) for the remaining funds, is shown below:

					Unrealized
		Shares	Net Asset		Appreciation
Acquired Fund	Net Assets	Outstanding	Value Per Share		(Depreciation)
Guggenheim Directional Allocation Fund
Class A	$127,470,139	6,744,305	$18.90
Class C	9,436,738	553,415	17.05
Institutional Class	60,259,846	3,051,882	19.75
Class P	4,653,319	243,519	19.11
Fund Total	$201,820,042	10,593,121			$31,317,730

Guggenheim StylePlus—Large Core Fund
Class A	$254,192,259	10,219,258	$24.87
Class C	838,748	69,892	12.00
Institutional Class	6,833,490	278,771	24.51
Class P	56,671	2,334	24.28
Fund Total	$261,921,168	10,570,255			$8,908,505

Guggenheim StylePlus—Mid Growth Fund
Class A	$76,587,746	2,007,530	$38.15
Class C	530,784	39,013	13.61
Institutional Class	1,221,513	31,993	38.18
Class P	48,671	1,306	37.28	*
Fund Total	$78,388,714	2,079,842			$1,471,750

Guggenheim Alpha Opportunity Fund
Class A	$2,999,729	137,023	$21.89
Class C	185,813	9,755	19.05
Institutional Class	33,605,807	1,037,092	32.40
Class P	820,869	37,194	22.07
Fund Total	$37,612,218	1,221,064			$1,541,293

Guggenheim Risk Managed Real Estate Fund
Class A	$4,724,884	138,488	$34.12
Class C	4,723,541	139,689	33.81
Institutional Class	303,274,176	8,758,801	34.63
Class P	9,711,928	282,929	34.33
Fund Total	$322,434,529	9,319,907			$26,309,678

Guggenheim SMid Cap Value Fund
Class A	$282,878,204	6,858,177	$41.25
Class C	3,299,519	133,873	24.65
Institutional Class	66,812,436	7,426,913	9.00
Class P	4,570,726	111,739	40.91
Fund Total	$357,560,885	14,530,702			$79,504,682

Guggenheim World Equity Income Fund
Class A	$45,679,162	2,571,841	$17.76
Class C	2,292,518	158,320	14.48
Institutional Class	2,648,946	150,125	17.64
Class P	79,470	4,432	17.93
Fund Total	$50,700,096	2,884,718			$7,841,370

*	NAV does not recalculate due to rounding of shares outstanding.

Because each of the combined funds for the Reorganization has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds’ Statement of Operations for the Acquiring Fund since the Reorganization was consummated.

Effective April 1, 2025, the classes in the table below underwent a reverse share split in the following ratios:

Fund	Share Class	Split Ratio (New to Old Shares)
NAA Opportunity Fund	A	1 for 1.5
NAA Opportunity Fund	C	1 for 2
NAA Opportunity Fund	P	1 for 1.5
NAA Large Core Fund	C	1 for 3
NAA Mid Growth Fund	C	1 for 3
NAA SMid Cap Value Fund	C	1 for 2
NAA SMid Cap Value Fund	Institutional	1 for 8

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The effect of the reverse share split decreased the number of shares outstanding for each of the classes listed by a split factor shown above, with a corresponding increase in the NAV per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Treasurer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from the Adviser’s, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Futures contracts are valued based on the last sale price as of 4:00 p.m. on the valuation date. If the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if a fair valuation would be more accurate.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The values of swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued based on readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models that derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, that the fair value for a security determined in good faith following the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities do not necessarily indicate the risk associated with investing in those securities.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The following tables summarize the inputs used for the six months ended March 31, 2026, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Allocation Fund
Common Stocks	$136,785,271	$—	$—	$136,785,271
Exchange-Traded Funds	5,053,061	—	—	5,053,061
Convertible Bonds	—	984,013	—	984,013
Corporate Bonds	—	31,844,718	—	31,844,718
Total	$141,838,332	$32,828,731	$—	$174,667,063

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Fund
Common Stocks	$65,402,273	$—	$—	$65,402,273
Exchange-Traded Funds	904,121	—	—	904,121
Total	$66,306,394	$—	$—	$66,306,394

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Fund
Common Stocks	$229,607,529	$—	$—	$229,607,529
Exchange-Traded Funds	4,706,449	—	—	4,706,449
Total	$234,313,978	$—	$—	$234,313,978

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Fund
Common Stocks	$66,444,847	$—	$—	$66,444,847
Exchange-Traded Funds	989,424	—	—	989,424
Total	$67,434,271	$—	$—	$67,434,271

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Opportunity Fund
Common Stocks	$17,898,604	$—	$—	$17,898,604
U.S. Government & Agencies	—	8,835,605	—	8,835,605
Total Return Swaps	—	6,834,447	—	6,834,447
Total	$17,898,604	$15,670,052	$—	$33,568,656

Investments in Securities at Value (Liabilities)
Total Return Swaps	$—	$3,604,819	$—	$3,604,819
Total	$—	$3,604,819	$—	$3,604,819

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Risk Managed Real Estate Fund
Common Stocks	$165,917,829	$—	$—	$165,917,829
U.S. Government & Agencies	—	8,835,834	—	8,835,834
Total Return Swaps	—	1,975,593	—	1,975,593
Total	$165,917,829	$10,811,427	$—	$176,729,256

Investments in Securities at Value (Liabilities)
Common Stock Sold Short	$27,132,037	$—	$—	$27,132,037
Total Return Swaps	—	2,675,815	—	2,675,815
Total	$27,132,037	$2,675,815	$—	$29,807,852

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA SMid Cap Value Fund
Common Stocks	$277,259,363	$—	$—	$277,259,363
Exchange-Traded Funds	3,747,858	—	—	3,747,858
Total	$281,007,221	$—	$—	$281,007,221

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Fund
Common Stocks	$45,146,881	$—	$—	$45,146,881
Exchange-Traded Funds	673,136	—	—	673,136
Total	$45,820,017	$—	$—	$45,820,017

The Funds did not hold any Level 3 securities during the period.

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued daily using the effective yield method. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are unavailable. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – Several risks are associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American depository receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

f.       Futures Contracts – Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds did not hold any futures contracts as of March 31, 2026.

g.       Short Sales – When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

h.       Swap Agreements – Swap agreements are marked-to-market daily and any change is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank, or other institutional buyer (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, fixed or variable interest rate, non-U.S. currency, or a “basket” of securities representing a particular index. A Fund customarily will enter into swap agreements based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter (“OTC”) derivatives markets that has developed standardized contracts used by participants who have agreed to be bound by such standardized contracts.

A Fund will enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will be the net amount to be paid or received under the agreement based on the relative values of each party’s obligations upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If a Fund enters into a swap agreement on a net basis, it will segregate

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the swap agreement does not provide for that type of netting, the full amount of a Fund’s obligations will be accrued daily. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

During the term of a swap agreement, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in the value of the contract resulting from, among other things, interest on the contract’s notional value, market value changes in the underlying investment, and dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund, and the Fund may sustain a loss.

The following table presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement (“MNA”) along with collateral pledged for these contracts as of March 31, 2026:

NAA Opportunity Fund

					Gross Amounts Available for Offset

	Gross Amounts of		Total Derivative					Net Amount of
	Recognized	Gross Amounts not	Assets/Liabilities		Financial	Cash Collateral		Derivative
Description	Assets/Liabilities	subject to an MNA	subject to an MNA		Instruments	Received (Pledged)		Assets
Assets
Swap Contracts	$6,834,447	$—	$6,834,447	(1)	$(3,604,819)	$—		$3,229,628
Liabilities
Swap Contracts	$(3,604,819)	$—	$(3,604,819)		$3,604,819	$—		$—

NAA Risk Managed Real Estate Fund

					Gross Amounts Available for Offset

	Gross Amounts of		Total Derivative					Net Amount of
	Recognized	Gross Amounts not	Assets/Liabilities		Financial	Cash Collateral		Derivative
Description	Assets/Liabilities	subject to an MNA	subject to an MNA		Instruments	Received (Pledged)		Assets
Assets
Swap Contracts	$1,975,593	$—	$1,975,593	(1)	$(1,975,593)	$—		$—
Liabilities
Swap Contracts	$(2,675,815)	$—	$(2,675,815)		$1,975,593	$(700,222	) (2)	$—

(1)	Net unrealized appreciation (depreciation) as presented in the Schedules of Investments.

(2)	The actual collateral pledged (received) may be more than the amounts shown.

The notional value of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended March 31, 2026, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities for the six months ended March 31, 2026:

NAA Opportunity Fund

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$6,834,447
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(3,604,819)
Total		$3,229,628

NAA Risk Managed Real Estate Fund

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$1,975,593
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(2,675,815)

The following is a summary of the location of derivative investments on Funds’ Statements of Operations for the six months ended March 31, 2026:

NAA Opportunity Fund

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives recognized in	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	income	in income
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	$1,624,703
Total			$1,624,703

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$1,671,630
Total			$1,671,630

NAA Risk Managed Real Estate Fund

			Realized and Unrealized Gain
		Location of Gain (Loss) on Derivatives recognized in	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	income	in income
Total Return Swaps	Equity Risk	Net realized loss on swap agreements	$(664,666)
Total			$(664,666)

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$(451,915)
Total			$(451,915)

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

i. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. is subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included in the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of March 31, 2026, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA Allocation Fund	$1,423,929
NAA Large Cap Value Fund	52,677
NAA Large Core Fund	1,565,807
NAA Mid Growth Fund	257,305
NAA Opportunity Fund	7,530,713
NAA Risk Managed Real Estate Fund	6,612,207
NAA SMid Cap Value Fund	1,047,337
NAA World Equity Income Fund	142,596

As of March 31, 2026, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Fund	$20,467

j. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken while preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2023 through September 30, 2025 or expected to be taken in the Funds’ September 30, 2026 year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

k. Dividends and Distributions – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Equity Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

l. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2026, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

m. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising from performing their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts containing various representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds based on average net assets. Expenses are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

o. Sales Charges (loads) – Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.00% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1.00% CDSC fee if shares are redeemed within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2026, there were the following CDSC fees paid to the distributor:

Fund	Class A	Class C
NAA Allocation Fund	$—	$71
NAA Large Cap Value Fund	—	53
NAA SMid Cap Value Fund	—	52

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

i. Options Risk – Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position on a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

j. Futures Contracts Risk – Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.

k. Swap Agreements Risk – Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

l. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

m. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement effective October 25, 2024, for its services, the NAA Large Core Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the six months ended March 31, 2026 was $954,313.

Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the six months ended March 31, 2026:

Fund	Advisory Fee%	Advisory Fee $
NAA Allocation Fund	0.95%	$898,650
NAA Large Cap Value Fund	0.65%	232,837
NAA Mid Growth Fund	0.75%	262,860
NAA Opportunity Fund	0.90%	163,280
NAA Risk Managed Real Estate Fund	0.75%	729,069
NAA SMid Cap Value Fund	0.75%	1,215,223
NAA World Equity Income Fund	0.70%	167,317

Under an amended Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until January 31, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business (with the exception of NAA Opportunity Fund which includes dividends and interest expenses)) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA Allocation Fund	Class A	1.45%
	Class C	2.05%
	Institutional Class	1.05%
	Class P	1.30%
NAA Large Cap Value Fund	Class A	1.10%
	Class C	1.85%
	Institutional Class	0.85%
NAA Large Core Fund	Class A	1.40%
	Class C	2.15%
	Institutional Class	1.15%
NAA Mid Growth Fund	Class A	1.60%
	Class C	2.35%
	Institutional Class	1.35%
NAA Opportunity Fund	Class A	1.71%
	Class C	2.46%
	Institutional Class	1.41%
NAA Risk Managed Real Estate Fund	Class A	1.24%
	Class C	1.94%
	Institutional Class	0.92%
NAA SMid Cap Value Fund	Class A	1.15%
	Class C	2.00%
	Institutional Class	0.92%
NAA World Equity Income Fund	Class A	1.17%
	Class C	1.92%
	Institutional Class	0.92%

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

For the six months ended March 31, 2026, the fee waivers/reimbursements attributed to the Adviser were as follows:

Fees
Waived/Reimbursed By
Fund	Adviser
NAA Allocation Fund	$63,557
NAA Large Cap Value Fund	56,946
NAA Risk Managed Real Estate Fund	115,260
NAA SMid Cap Value Fund	244,720
NAA World Equity Income Fund	68,525

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of March 31, 2026, the Adviser has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
NAA Allocation Fund	$—	$—	$111,524	$111,524
NAA Large Cap Value Fund	—	—	103,906	103,906
NAA Risk Managed Real Estate Fund	—	—	149,622	149,622
NAA SMid Cap Value Fund	—	—	179,273	179,273
NAA World Equity Income Fund	—	—	117,779	117,779

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Funds pay the distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Class A and P shares and 1.00% for Class C shares. The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing.

The following table reflects the Funds’ incurred distribution fees for the six months ended March 31, 2026.

Fund	Class A	Class C	Class P
NAA Allocation Fund	$147,840	$33,161	$5,649
NAA Large Cap Value Fund	55,330	7,004	—
NAA Large Core Fund	306,244	3,062	—
NAA Mid Growth Fund	85,769	1,150	—
NAA Opportunity Fund	4,063	151	—
NAA Risk Managed Real Estate Fund	13,789	17,078	—
NAA SMid Cap Value Fund	322,393	10,047	—
NAA World Equity Income Fund	55,492	4,612	—

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

For the six months ended March 31, 2026, the Funds paid UFS the following:

	Administration and
Fund	Fund Accounting Fees	Transfer Agent Fees
NAA Allocation Fund	$72,774	$38,951
NAA Large Cap Value Fund	30,317	28,513
NAA Large Core Fund	78,615	52,396
NAA Mid Growth Fund	25,509	42,137
NAA Opportunity Fund	27,774	21,737
NAA Risk Managed Real Estate Fund	68,450	41,634
NAA SMid Cap Value Fund	93,673	69,222
NAA World Equity Income Fund	33,229	17,194

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For these services, BluGiant receives customary fees from the Funds.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law which serves as legal counsel of the Trust.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended March 31, 2026 were as follows:

		Proceeds From Sales of
Fund	Purchases of Securities	Securities
NAA Allocation Fund	$56,447,346	$69,429,904
NAA Large Cap Value Fund	24,190,321	29,642,325
NAA Large Core Fund	82,144,772	96,078,342
NAA Mid Growth Fund	30,983,842	35,426,379
NAA Opportunity Fund	13,346,611	15,578,497
NAA Risk Managed Real Estate Fund	11,814,003	37,635,238
NAA SMid Cap Value Fund	136,596,807	157,389,928
NAA World Equity Income Fund	13,004,443	16,746,722

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Owner	Percentage of Interest
NAA Allocation Fund	Morgan Stanley Smith Barney LLC	26.8%
NAA SMid Cap Value Fund	UMB Bank Custodian Security Financial Services	37.4%
NAA World Equity Income Fund	UMB Bank Custodian Security Financial Services	48.8%

The Trust does not know if all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation (depreciation) which consisted of:

				Net Unrealized
	Cost for Federal	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax purposes	Appreciation	Depreciation	(Depreciation)
NAA Allocation Fund	$155,774,755	$22,885,069	$(3,992,761)	$18,892,308
NAA Large Cap Value Fund	64,119,053	8,605,731	(6,418,390)	2,187,341
NAA Large Core Fund	211,603,568	30,645,315	(7,934,905)	22,710,410
NAA Mid Growth Fund	64,581,971	10,533,039	(7,680,739)	2,852,300
NAA Opportunity Fund	26,078,093	1,711,350	(1,055,234)	656,116
NAA Risk Managed Real Estate Fund	136,051,754	22,057,522	(10,487,650)	11,569,872
NAA SMid Cap Value Fund	272,889,474	33,680,470	(25,562,723)	8,117,747
NAA World Equity Income Fund	40,035,931	7,056,935	(1,272,849)	5,784,086

The tax character of the Funds’ distributions paid for the years ended September 30, 2025, and September 30, 2024 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2025	Income	Capital Gains	Capital	Total
NAA Allocation Fund	$18,807,554	$9,044,486	$—	$27,852,040
NAA Large Cap Value Fund	1,476,517	5,357,850	—	6,834,367
NAA Large Core Fund	47,457,926	2,192,938	—	49,650,864
NAA Mid Growth Fund	1,974,216	—	—	1,974,216
NAA Opportunity Fund	332,388	—	—	332,388
NAA Risk Managed Real Estate Fund	7,609,281	4,471,618	—	12,080,899
NAA SMid Cap Value Fund	3,948,479	50,602,261	—	54,550,740
NAA World Equity Income Fund	1,470,151	1,743,790	—	3,213,941

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2024	Income	Capital Gains	Capital	Total
Guggenheim Directional Allocation Fund	$3,463,695	$—	$—	$3,463,695
Guggenheim Large Cap Value Fund	674,731	3,299,408	—	3,974,139
Guggenheim StylePlus—Large Core Fund	5,630,586	—	—	5,630,586
Guggenheim StylePlus—Mid Growth Fund	1,661,785	—	—	1,661,785
Guggenheim Alpha Opportunity Fund	199,681	—	—	199,681
Guggenheim Risk Managed Real Estate Fund	10,186,667	—	—	10,186,667
Guggenheim SMid Cap Value Fund	2,717,162	8,857,859	—	11,575,021
Guggenheim World Equity Income Fund	854,827	—	—	854,827

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Post October
	Undistributed	Undistributed	Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings (Deficits)
NAA Allocation Fund	$6,786,408	$10,460,714	$—	$—	$—	$28,281,828	$45,528,950
NAA Large Cap Value Fund	1,550,367	7,953,395	—	—	—	6,276,097	15,779,859
NAA Large Core Fund	1,470,340	5,902,942	—	—	—	31,761,149	39,134,431
NAA Mid Growth Fund	—	—	(295,614)	(1,043,617)	—	988,824	(350,407)
NAA Opportunity Fund	328,042	—	—	(25,340,436)	—	2,454,445	(22,557,949)
NAA Risk Managed Real Estate Fund	501,113	—	(258,693)	—	(88,184)	11,909,306	12,063,542
NAA SMid Cap Value Fund	1,724,271	35,031,006	—	—	—	23,417,866	60,173,143
NAA World Equity Income Fund	877,882	5,060,995	—	—	—	5,692,828	11,631,705

New Age Alpha Funds	Notes to Financial Statement (Unaudited)
March 31, 2026

The difference between book basis and tax basis accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open passive foreign investment companies, adjustments for real estate investment trusts, C-Corporation return of capital distributions, and the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

The NAA Risk Managed Real Estate Fund incurred and elected to defer such capital losses of $258,693.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The NAA Mid Growth Fund incurred and elected to defer such late year losses of $295,614.

At September 30, 2025, the below Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Mid Growth Fund	$—	$1,043,617	$1,043,617	$12,859,141
NAA Opportunity Fund	21,816,887	3,523,549	25,340,436	—

During the fiscal year ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, distributions in excess, the use of tax equalization credits, and the treatment of tax items related to the target funds’ acquired as a result of a merger, resulted in reclassifications as follows:

		Distributable
	Paid In Capital	Earnings (Losses)
NAA Allocation Fund	$2,111,827	$(2,111,827)
NAA Large Cap Value Fund	387,592	(387,592)
NAA Large Core Fund	462,687	(462,687)
NAA Mid Growth Fund	(2,570)	2,570
NAA Risk Managed Real Estate Fund	(1)	1
NAA SMid Cap Value Fund	5,732,601	(5,732,601)
NAA World Equity Income Fund	844,763	(844,763)

10.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

New Age Alpha Funds	Additional Information (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable

(a)(3)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)    Not applicable

(b)        Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Age Alpha Funds Trust

By (Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	6/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	6/3/2026